UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2011

Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors International Growth Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2011

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	DECEMBER 31, 2011 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

Since our last report to you, the economic recovery continued, albeit slowly, while financial markets experienced some of the most rapid moves since the financial crisis of 2008, including a sharp decline in the third calendar quarter follow by a sharp rise in the fourth quarter. Throughout the period, investors around the globe became increasingly cautious, given continued uncertainty and high volatility.

Japan’s economy recovered quickly from the natural disaster that devastated the country. Manufacturing output there returned to near normal by late summer. Also, concerns about slowing economic growth in China and the deepening European debt crisis created much uncertainty. Unrest intensified in the Middle East and North Africa during the so-called “Arab Spring,” causing oil prices to rise, presenting a significant headwind to growth worldwide. Despite these issues, the U.S. economy continued to expand much to the surprise and relief of observers. Gross domestic product for all of 2011 rose 1.78 percent, well above the forecasts prevalent in mid year when double dipping seemed to be the consensus expectation.

Against this volatile but improving backdrop, the S&P 500 Index declined 3.69 percent in the six months ended Dec. 31, 2011, while international markets, as represented by the MSCI EAFE Index, declined 16.31 percent during the period. By contrast, fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, returned 5.06 percent over the period.

Numerous issues remain, including government debt and budget problems here and in the euro zone, Middle East unrest and conflict with the threat of destabilization, and politics in Europe and the U.S. Nonetheless, we see some important positive trends. Economic indicators in the U.S. are steadily improving as measured over the year. Unemployment is still too high, but job creation is looking better. Interest rates are still low, Federal Reserve and government policy is accommodative, and many companies are reporting high levels of available cash and strong profits.

These conditions, combined with very reasonable stock valuations, provide an environment in which historically equities have fared very well. Given no unexpected setbacks, the probabilities are for a better experience for investors in the coming year.

Economic Snapshot

	12/31/11	06/30/11
S&P 500 Index	1,257.60	1,320.64
MSCI EAFE Index	1,412.55	1,708.08
Citigroup Broad Investment Grade Index (annualized yield to maturity)	1.97%	2.60%
U.S. unemployment rate	8.5%	9.1%
30-year fixed mortgage rate	3.9%	4.5%
Oil price per barrel	$98.83	$95.42

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2011	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2011.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings

Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Accumulative Fund
Class A	$1,000	$930.70	$5.60	$1,000	$1,019.36	$5.86	1.16%
Class B	$1,000	$925.20	$11.84	$1,000	$1,012.92	$12.38	2.45%
Class C	$1,000	$925.90	$10.69	$1,000	$1,014.07	$11.18	2.22%
Class Y	$1,000	$932.40	$4.25	$1,000	$1,020.86	$4.45	0.87%
Asset Strategy Fund
Class A	$1,000	$857.70	$5.48	$1,000	$1,019.34	$5.96	1.17%
Class B	$1,000	$853.70	$9.82	$1,000	$1,014.56	$10.68	2.12%
Class C	$1,000	$854.00	$9.27	$1,000	$1,015.23	$10.08	1.98%
Class Y	$1,000	$859.10	$4.00	$1,000	$1,020.95	$4.35	0.85%
Continental Income Fund
Class A	$1,000	$967.30	$5.90	$1,000	$1,019.18	$6.06	1.20%
Class B	$1,000	$960.70	$11.37	$1,000	$1,013.59	$11.68	2.31%
Class C	$1,000	$962.50	$10.40	$1,000	$1,014.64	$10.68	2.10%
Class Y	$1,000	$968.90	$4.43	$1,000	$1,020.75	$4.55	0.89%

4	SEMIANNUAL REPORT	2011

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Investment Fund
Class A	$1,000	$929.00	$5.40	$1,000	$1,019.56	$5.65	1.12%
Class B	$1,000	$923.10	$11.54	$1,000	$1,013.20	$12.08	2.39%
Class C	$1,000	$923.90	$10.20	$1,000	$1,014.58	$10.68	2.11%
Class Y	$1,000	$930.60	$3.96	$1,000	$1,021.14	$4.14	0.81%
Dividend Opportunities Fund
Class A	$1,000	$908.20	$6.30	$1,000	$1,018.56	$6.66	1.32%
Class B	$1,000	$903.70	$11.80	$1,000	$1,012.85	$12.48	2.46%
Class C	$1,000	$904.10	$10.76	$1,000	$1,013.93	$11.38	2.24%
Class Y	$1,000	$910.10	$4.30	$1,000	$1,020.67	$4.55	0.90%
Energy Fund
Class A	$1,000	$847.00	$7.76	$1,000	$1,016.77	$8.47	1.68%
Class B	$1,000	$841.80	$13.26	$1,000	$1,010.79	$14.48	2.87%
Class C	$1,000	$843.60	$11.61	$1,000	$1,012.66	$12.68	2.50%
Class Y	$1,000	$849.10	$5.18	$1,000	$1,019.56	$5.65	1.12%
International Growth Fund
Class A	$1,000	$867.50	$7.00	$1,000	$1,017.74	$7.57	1.49%
Class B	$1,000	$860.60	$13.77	$1,000	$1,010.42	$14.88	2.94%
Class C	$1,000	$862.10	$11.92	$1,000	$1,012.42	$12.88	2.54%
Class Y	$1,000	$868.80	$4.95	$1,000	$1,019.91	$5.35	1.05%
New Concepts Fund
Class A	$1,000	$909.10	$6.87	$1,000	$1,018.00	$7.26	1.43%
Class B	$1,000	$904.50	$12.38	$1,000	$1,012.24	$13.08	2.58%
Class C	$1,000	$904.80	$11.43	$1,000	$1,013.24	$12.08	2.38%
Class Y	$1,000	$910.80	$4.97	$1,000	$1,020.03	$5.25	1.03%
Science and Technology Fund
Class A	$1,000	$881.60	$6.49	$1,000	$1,018.30	$6.96	1.37%
Class B	$1,000	$876.40	$12.10	$1,000	$1,012.34	$12.98	2.56%
Class C	$1,000	$877.50	$11.27	$1,000	$1,013.22	$12.08	2.38%
Class Y	$1,000	$883.30	$4.90	$1,000	$1,020.04	$5.25	1.03%
Small Cap Fund
Class A	$1,000	$850.50	$7.22	$1,000	$1,017.44	$7.87	1.54%
Class B	$1,000	$845.50	$12.46	$1,000	$1,011.67	$13.58	2.69%
Class C	$1,000	$847.00	$10.99	$1,000	$1,013.33	$11.98	2.36%
Class Y	$1,000	$852.40	$4.91	$1,000	$1,019.94	$5.35	1.05%
Tax-Managed Equity Fund
Class A	$1,000	$929.00	$5.59	$1,000	$1,019.45	$5.86	1.15%
Class B	$1,000	$924.40	$10.39	$1,000	$1,014.42	$10.88	2.14%
Class C	$1,000	$925.00	$10.01	$1,000	$1,014.80	$10.48	2.07%

See footnotes on page 6.

2011	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Beginning Account Value 6-30-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Value Fund
Class A	$1,000	$886.40	$6.70	$1,000	$1,018.10	$7.16	1.41%
Class B	$1,000	$880.70	$12.41	$1,000	$1,012.05	$13.28	2.61%
Class C	$1,000	$882.20	$11.01	$1,000	$1,013.47	$11.78	2.33%
Class Y	$1,000	$887.60	$4.44	$1,000	$1,020.47	$4.75	0.94%
Vanguard Fund
Class A	$1,000	$962.70	$6.08	$1,000	$1,019.05	$6.26	1.22%
Class B	$1,000	$957.40	$12.33	$1,000	$1,012.63	$12.68	2.50%
Class C	$1,000	$957.80	$11.36	$1,000	$1,013.58	$11.68	2.31%
Class Y	$1,000	$964.00	$4.22	$1,000	$1,020.88	$4.34	0.86%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2011, and divided by 365.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

6	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Accumulative Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	92.6%
Consumer Discretionary	23.6%
Information Technology	21.0%
Industrials	18.5%
Energy	13.8%
Consumer Staples	6.6%
Financials	5.2%
Health Care	3.1%
Materials	0.8%
Cash and Cash Equivalents	7.4%

Lipper Rankings

Category: Lipper Multi-Cap Core Funds	Rank	Percentile
1 Year	328/777	43
3 Year	472/675	70
5 Year	283/591	48
10 Year	241/301	80

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Google Inc., Class A	Information Technology
Precision Castparts Corp.	Industrials
Schlumberger Limited	Energy
Costco Wholesale Corporation	Consumer Staples
McDonald’s Corporation	Consumer Discretionary
Starbucks Corporation	Consumer Discretionary
Boeing Company (The)	Industrials
BorgWarner Inc.	Consumer Discretionary
Halliburton Company	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.9%
Boeing Company (The)	310	$22,739
General Dynamics Corporation	264	17,532
Precision Castparts Corp. (A)	270	44,493
Rockwell Collins, Inc.	55	3,045

		87,809

Air Freight & Logistics – 2.9%
FedEx Corporation	185	15,449
United Parcel Service, Inc., Class B	225	16,468

		31,917

Airlines – 0.4%
Southwest Airlines Co.	500	4,280

Apparel Retail – 0.2%
Limited Brands, Inc.	60	2,421

Apparel, Accessories & Luxury Goods – 4.4%
Columbia Sportswear Company	164	7,644
Michael Kors Holdings Limited (B)	161	4,387
Under Armour, Inc., Class A (B)	294	21,128
Vera Bradley, Inc. (B)	168	5,408
Warnaco Group, Inc. (The) (B)	195	9,758

		48,325

Asset Management & Custody Banks – 1.7%
Invesco Ltd.	900	18,080

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (B)	345	21,990
Gentex Corporation	445	13,168

		35,158

Automobile Manufacturers – 1.7%
Bayerische Motoren Werke AG (C)	105	7,034
Ford Motor Company	1,075	11,567

		18,601

Brewers – 0.2%
Boston Beer Company, Inc. (The), Class A (B)	21	2,279

Broadcasting – 2.4%
CBS Corporation, Class B	445	12,077
Discovery Holding Company, Class A (B)	355	14,545

		26,622

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc. (B)	180	7,691

Communications Equipment – 1.2%
QUALCOMM Incorporated	245	13,402

Computer Hardware – 9.7%
Apple Inc. (A)(B)	265	107,324

Computer Storage & Peripherals – 0.7%
NetApp, Inc. (B)	200	7,254

Construction & Farm Machinery & Heavy Trucks – 2.9%
Caterpillar Inc.	140	12,684
Cummins Inc.	50	4,401
Westinghouse Air Brake Technologies Corporation	206	14,438

		31,523

COMMON STOCKS (Continued)	Shares	Value

Consumer Electronics – 0.1%
Skullcandy, Inc. (B)	50	$626

Consumer Finance – 1.2%
American Express Company	290	13,679

Diversified Banks – 0.2%
Comerica Incorporated	85	2,193

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	70	3,710

Electronic Equipment & Instruments – 0.3%
OSI Systems, Inc. (B)	60	2,927

Footwear – 1.7%
NIKE, Inc., Class B	195	18,792

Health Care Facilities – 0.5%
HCA Holdings, Inc. (B)	240	5,287

Hotels, Resorts & Cruise Lines – 2.3%
Hyatt Hotels Corporation, Class A (B)	165	6,211
Starwood Hotels & Resorts Worldwide, Inc. (A)	400	19,188

		25,399

Household Products – 0.9%
Procter & Gamble Company (The)	150	10,007

Human Resource & Employment Services – 0.9%
Manpower, Inc.	285	10,189

Hypermarkets & Super Centers – 2.8%
Costco Wholesale Corporation	380	31,661

Integrated Oil & Gas – 1.0%
ConocoPhillips	113	8,256
Occidental Petroleum Corporation	35	3,280

		11,536

Internet Retail – 0.7%
Groupon, Inc. (B)	300	6,189
Netflix, Inc. (B)	25	1,732

		7,921

Internet Software & Services – 5.5%
eBay Inc. (B)	525	15,923
Google Inc., Class A (A)(B)	70	45,213

		61,136

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	105	9,496
Morgan Stanley	280	4,236

		13,732

IT Consulting & Other Services – 0.6%
Cognizant Technology Solutions Corporation, Class A (B)	110	7,074

Leisure Facilities – 0.4%
Life Time Fitness, Inc. (B)	100	4,675

Oil & Gas Drilling – 1.3%
Patterson-UTI Energy, Inc.	460	9,190
Transocean Inc.	140	5,375

		14,565

8	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Equipment & Services – 7.2%
Dril-Quip, Inc. (B)	40	$2,633
Halliburton Company	635	21,914
National Oilwell Varco, Inc.	239	16,270
Schlumberger Limited	560	38,253

		79,070

Oil & Gas Exploration & Production – 4.3%
Equitable Resources, Inc.	270	14,794
Noble Energy, Inc.	120	11,327
Southwestern Energy Company (B)	360	11,498
Ultra Petroleum Corp. (B)	340	10,074

		47,693

Other Diversified Financial Services – 0.9%
JPMorgan Chase & Co.	290	9,643

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	155	10,653

Pharmaceuticals – 2.6%
Allergan, Inc.	240	21,057
Teva Pharmaceutical Industries Limited, ADR	185	7,467

		28,524

Railroads – 1.4%
Kansas City Southern (A)(B)	230	15,642

Restaurants – 5.8%
Arcos Dorados Holdings Inc.	270	5,543
McDonald’s Corporation	255	25,585
Panera Bread Company, Class A (B)	71	10,043
Starbucks Corporation (A)	500	23,005

		64,176

Semiconductors – 2.0%
Broadcom Corporation, Class A	370	10,863
Microchip Technology Incorporated	310	11,356

		22,219

Soft Drinks – 1.7%
Coca-Cola Company (The)	45	3,149
PepsiCo, Inc.	220	14,597
Primo Water Corporation (B)	225	684

		18,430

Specialty Chemicals – 0.5%
Ecolab Inc.	90	5,203

Steel – 0.3%
Allegheny Technologies Incorporated	73	3,492

Systems Software – 1.0%
Oracle Corporation	415	10,645

Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	440	19,813

TOTAL COMMON STOCKS – 92.6%		$1,022,998
(Cost: $866,031)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 5.1%
Campbell Soup Co., 0.170%, 1–23–12 (D)	$5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Cisco Systems, Inc., 0.070%, 1–10–12 (D)	$5,000	$5,000
Citigroup Funding Inc., 0.340%, 1–12–12 (D)	5,000	4,999
General Electric Capital Corporation, 0.020%, 1–23–12 (D)	5,000	5,000
General Mills, Inc., 0.200%, 2–27–12 (D)	2,000	1,999
Hewlett-Packard Company, 0.300%, 1–3–12 (D)	4,800	4,800
John Deere Canada ULC (GTD by Deere & Company), 0.080%, 2–8–12 (D)	3,390	3,390
McCormick & Co. Inc., 0.090%, 1–3–12 (D)	1,463	1,463
PACCAR Financial Corp., 0.110%, 1–6–12 (D)	7,000	7,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.090%, 1–12–12 (D)	10,000	9,999
Wisconsin Electric Power Co.:
0.120%, 1–3–12 (D)	3,550	3,550
0.210%, 1–6–12 (D)	4,700	4,700

		56,900

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (E)	950	950

Municipal Obligations - Taxable – 2.6%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.140%, 1–15–12 (E)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1–3–12 (E)	19,475	19,475
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.030%, 1–3–12 (E)	2,000	2,000
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.080%, 1–9–12 (E)	5,394	5,394

		28,869

United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes, 0.010%, 2–29–12	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 8.0%		$88,719
(Cost: $88,719)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,111,717
(Cost: $954,750)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(6,608)

NET ASSETS – 100.0%		$1,105,109

2011	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Google Inc., Class A:	N/A	Call	35	January 2012	$645.00	$28	$(78)
	N/A	Call	35	January 2012	670.00	15	(41)
Kansas City Southern	N/A	Call	110	January 2012	75.00	12	(1)
Precision Castparts Corp.	N/A	Call	130	January 2012	180.00	18	(3)
Starbucks Corporation	N/A	Call	455	January 2012	48.00	16	(15)
Starwood Hotels & Resorts Worldwide, Inc.:	N/A	Put	218	February 2012	37.00	15	(5)
	N/A	Call	218	February 2012	57.50	17	(5)

						$121	$(148)

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,022,998	$—	$—
Short-Term Securities	—	88,719	—
Total	$1,022,998	$88,719	$—

Liabilities
Written Options	$148	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Asset Strategy Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	81.4%
Consumer Discretionary	31.0%
Information Technology	17.4%
Energy	13.6%
Financials	8.2%
Industrials	6.6%
Consumer Staples	2.1%
Telecommunication Services	1.4%
Materials	1.1%
Bullion (Gold)	12.9%
Purchased Options	0.3%
Bonds	0.4%
Corporate Debt Securities	0.3%
United States Government and Government Agency Obligations	0.1%
Cash and Cash Equivalents	5.0%

Lipper Rankings

Category: Lipper Global Flexible Portfolio Funds	Rank	Percentile
1 Year	186/253	74
3 Year	128/150	85
5 Year	3/85	4
10 Year	5/49	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	43.6%
United States	43.6%
Europe	19.9%
Germany	7.9%
Other Europe	12.0%
Pacific Basin	18.1%
China	11.6%
Hong Kong	4.0%
Other Pacific Basin	2.5%
Bullion (Gold)	12.9%
South America	0.2%
Cash and Cash Equivalents and Options	5.3%

Top 10 Equity Holdings

Company	Country	Sector
Wynn Resorts, Limited	United States	Consumer Discretionary
ConocoPhillips	United States	Energy
Volkswagen AG	Germany	Consumer Discretionary
Sands China Ltd.	China	Consumer Discretionary
Apple Inc.	United States	Information Technology
Compagnie Financiere Richemont S.A.	Switzerland	Consumer Discretionary
Baidu.com, Inc., ADR	China	Information Technology
Cognizant Technology Solutions Corporation, Class A	United States	Information Technology
Starwood Hotels & Resorts Worldwide, Inc.	United States	Consumer Discretionary
CBS Corporation, Class B	United States	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.1%
Compagnie Financiere Richemont S.A. (A)	1,558	$78,820
LVMH Moet Hennessy – Louis Vuitton (A)	69	9,713
Prada S.p.A. (A)(B)	931	4,211
Prada S.p.A. (A)(B)(C)	4,592	20,780

		113,524

Asset Management & Custody Banks – 2.6%
Apollo Global Management, LLC	1,548	19,204
Blackstone Group L.P. (The)	2,341	32,802
KKR & Co. L.P.	1,435	18,406

		70,412

Automobile Manufacturers – 5.1%
Bayerische Motoren Werke AG (A)	734	49,184
Hyundai Motor Company (A)(B)	308	57,263
Porsche Automobil Holding SE (A)	686	36,713

		143,160

Broadcasting – 2.2%
CBS Corporation, Class B	2,202	59,751

Casinos & Gaming – 11.4%
Las Vegas Sands, Inc. (B)	260	11,106
Sands China Ltd. (A)(B)(C)	32,196	90,992
Wynn Macau, Limited (A)	16,000	40,172
Wynn Macau, Limited (A)(C)	1,891	4,748
Wynn Resorts, Limited	1,545	170,718

		317,736

Communications Equipment – 1.1%
Juniper Networks, Inc. (B)	1,505	30,707

Computer Hardware – 3.1%
Apple Inc. (B)	212	85,860

Computer Storage & Peripherals – 1.1%
NetApp, Inc. (B)	807	29,255

Construction & Farm Machinery & Heavy Trucks – 4.0%
AB Volvo, Class B (A)	2,558	27,985
Caterpillar Inc.	499	45,245
Cummins Inc.	426	37,523

		110,753

Diversified Banks – 0.0%
Standard Chartered plc (A)	21	467

Diversified Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold Inc., Class B	401	14,746
Rio Tinto Limited (A)	238	14,672

		29,418

Hotels, Resorts & Cruise Lines – 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,357	65,071

Industrial Conglomerates – 1.8%
Hutchison Whampoa Limited, Ordinary Shares (A)	5,872	49,182

Integrated Oil & Gas – 5.8%
ConocoPhillips	1,786	130,174
Occidental Petroleum Corporation	149	13,971

COMMON STOCKS (Continued)	Shares	Value

Integrated Oil & Gas (Continued)
StatoilHydro ASA (A)	582	$14,927

		159,072

Integrated Telecommunication Services – 1.4%
Vivendi Universal (A)	1,712	37,495

Internet Software & Services – 5.4%
Baidu.com, Inc., ADR (B)	640	74,524
Google Inc., Class A (B)	54	34,685
Tencent Holdings Limited (A)	2,028	40,752

		149,961

Investment Banking & Brokerage – 0.9%
CITIC Securities Company Limited, H Shares (A)(B)(C)	15,636	25,729

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (B)	1,046	67,288

Life & Health Insurance – 2.4%
AIA Group Limited (A)	5,109	15,952
AIA Group Limited (A)(C)	14,591	45,558
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	879	4,811

		66,321

Marine – 0.8%
A.P. Moller – Maersk A/S (A)	3	21,788

Mortgage REITs – 0.8%
American Capital Agency Corp.	786	22,079

Multi-Line Insurance – 1.5%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	14,680	41,772

Oil & Gas Drilling – 2.1%
Seadrill Limited (A)	1,764	58,997

Oil & Gas Equipment & Services – 5.7%
Halliburton Company	1,629	56,206
National Oilwell Varco, Inc.	714	48,518
Schlumberger Limited	773	52,824

		157,548

Restaurants – 1.1%
Starbucks Corporation	664	30,541

Semiconductor Equipment – 2.1%
ASML Holding N.V., Ordinary Shares (A)	1,417	59,570

Semiconductors – 0.9%
Broadcom Corporation, Class A	836	24,554

Systems Software – 1.3%
Oracle Corporation	1,407	36,092

Tobacco – 2.1%
Philip Morris International Inc.	753	59,056

TOTAL COMMON STOCKS – 76.6%		$2,123,159
(Cost: $1,760,424)

12	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Automobile Manufacturers – 4.8%
Volkswagen AG (A)	610	$91,313
Volkswagen AG (A)(C)	280	41,932

TOTAL PREFERRED STOCKS – 4.8%		$133,245
(Cost: $77,173)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Baidu.com, Inc., ADR:
Call $140.00, Expires 3–19–12	234	68
Call $145.00, Expires 3–19–12	234	49
Call $155.00, Expires 3–19–12, OTC (Ctrpty: JP Morgan Securities LLC)	235	24
Blackstone Group L.P. (The),
Call $16.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,795	57
CBS Corporation, Class B:
Call $27.00, Expires 3–19–12, OTC (Ctrpty: UBS Securities LLC)	1,685	338
Call $28.00, Expires 3–19–12	936	140
Call $28.00, Expires 3–19–12, OTC (Ctrpty: UBS Securities LLC)	1,685	254
Euro (Currency):
Put $1.33, Expires 2–27–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1	3,006
Put $1.33, Expires 3–1–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1	3,057
Las Vegas Sands, Inc.:
Call $46.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,125	238
Call $48.00, Expires 3–19–12, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	936	138
Call $48.00, Expires 3–19–12	187	27
Volkswagen AG:
Call EUR140.00, Expires 2–21–12, OTC (Ctrpty: JP Morgan Securities LLC) (D)	220	22
Call EUR130.00, Expires 3–19–12, OTC (Ctrpty: Morgan Stanley Smith Barney LLC) (D)	438	202
Call EUR140.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.) (D)	869	190

TOTAL PURCHASED OPTIONS – 0.3%		$7,810
(Cost: $8,903)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 5.030%, 1–18–15 (E)	$2,400	2,382

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	830	809

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(D)	BR	L 7,150	$5,432

TOTAL CORPORATE DEBT SECURITIES – 0.3%			$8,623
(Cost: $6,554)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (F)		$948	67
5.000%, 11–15–17 (F)		389	16
5.000%, 4–15–19 (F)		754	34
5.000%, 11–15–22 (F)		58	—	*
5.500%, 3–15–23 (F)		743	85
5.000%, 5–15–23 (F)		256	6
5.000%, 8–15–23 (F)		290	10
5.500%, 4–15–25 (F)		2	—	*
5.500%, 10–15–25 (F)		3,175	427
5.500%, 2–15–30 (F)		17	—	*
5.000%, 8–15–30 (F)		75	1
5.500%, 3–15–31 (F)		317	7
5.500%, 10–15–32 (F)		1,664	109
5.500%, 5–15–33 (F)		1,856	302
6.000%, 11–15–35 (F)		1,247	200
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (F)		954	119
5.000%, 8–25–23 (F)		695	28
5.000%, 11–25–23 (F)		752	44
5.000%, 9–25–30 (F)		79	—	*
5.500%, 8–25–33 (F)		2,019	276
5.500%, 12–25–33 (F)		2,456	283
5.500%, 4–25–34 (F)		3,058	432
5.500%, 11–25–36 (F)		3,945	553
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (F)		6	—	*
5.000%, 6–20–31 (F)		1,026	32
5.500%, 3–20–32 (F)		1,080	89
5.000%, 7–20–33 (F)		414	37
5.500%, 11–20–33 (F)		1,741	164
5.500%, 6–20–35 (F)		1,258	227
5.500%, 7–20–35 (F)		1,455	184
5.500%, 10–16–35 (F)		1,354	226

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%			$3,958
(Cost: $8,327)

BULLION – 12.9%	Troy Ounces
Gold		229	$357,780

(Cost: $216,298)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.7%
Avon Capital Corp. (GTD by Avon Products, Inc.):
0.450%, 1–3–12 (G)		$2,000	2,000
0.520%, 1–9–12 (G)		5,000	4,999

2011	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands) DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Clorox Co., 0.390%, 1–20–12 (G)	$5,550	$5,549
Colgate–Palmolive Company, 0.010%, 1–17–12 (G)	1,493	1,493
Corporacion Andina de Fomento, 0.200%, 1–19–12 (G)	5,000	4,999
Diageo Capital plc (GTD by Diageo plc):
0.540%, 1–3–12 (G)	4,950	4,950
0.570%, 1–5–12 (G)	5,500	5,500
General Electric Capital Corporation, 0.020%, 1–23–12 (G)	12,000	12,000
Harley–Davidson Funding Corp., 0.480%, 1–25–12 (G)	6,325	6,323
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.310%, 1–20–12 (G)	9,000	8,998
Intel Corporation, 0.020%, 1–5–12 (G)	5,000	5,000
International Business Machines Corporation, 0.050%, 1–23–12 (G)	3,000	3,000
Kellogg Co., 0.150%, 1–4–12 (G)	11,281	11,281
McCormick & Co. Inc.: 0.160%, 1–9–12 (G)	6,000	6,000
0.150%, 1–19–12 (G)	4,000	4,000
Nestle Finance International Ltd., 0.070%, 1–23–12 (G)	5,000	5,000
PacifiCorp, 0.450%, 1–9–12 (G)	5,000	4,999
Prudential Funding LLC, 0.070%, 1–3–12 (G)	5,436	5,436

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.090%, 1–12–12 (G)	$10,000	$10,000
0.140%, 2–16–12 (G)	10,000	9,998
Verizon Communications Inc., 0.350%, 1–18–12 (G)	6,000	5,999
Wisconsin Electric Power Co., 0.210%, 1–6–12 (G)	3,000	3,000

		130,524

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (H)	884	884

Municipal Obligations-Taxable – 0.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.030%, 1–3–12 (H)	5,000	5,000

United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes, 0.010%, 3–14–12	4,846	4,846

TOTAL SHORT-TERM SECURITIES – 5.1%		$141,254
(Cost: $141,254)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,775,829
(Cost: $2,218,933)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(4,039)

NET ASSETS – 100.0%		$2,771,790

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	53,300	3–13–12	$3,752	$—
Sell	Euro	Morgan Stanley International	28,400	3–14–12	1,841	—
Sell	Euro	Goldman Sachs International	70,900	6–15–12	4,995	—

					$10,588	$—

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price (D)		Premium Received	Market Value
Baidu.com, Inc., ADR:	N/A	Put	234	March 2012		$115.00	$259	$(236)
	N/A	Put	234	March 2012		120.00	212	(295)
	JP Morgan Securities LLC	Put	235	March 2012		125.00	245	(365)
Blackstone Group L.P. (The)	Deutsche Banc Alex. Brown Inc.	Put	1,795	March 2012		13.00	179	(158)
CBS Corporation, Class B:	UBS Securities LLC	Put	1,685	March 2012		22.00	270	(88)
	N/A	Put	936	March 2012		23.00	139	(66)
	UBS Securities LLC	Put	1,685	March 2012		23.00	351	(118)
Euro (Currency):	Deutsche Banc Alex. Brown Inc.	Put	1	February 2012		1.25	980	(814)
	Deutsche Banc Alex. Brown Inc.	Call	1	February 2012		1.38	1,280	(169)
	Deutsche Banc Alex. Brown Inc.	Put	1	March 2012		1.25	1,013	(872)
	Deutsche Banc Alex. Brown Inc.	Call	1	March 2012		1.38	1,281	(196)
Freeport-McMoRan Copper & Gold Inc., Class B	Goldman, Sachs & Company	Put	434	January 2012		34.00	33	(32)
Volkswagen AG:	JP Morgan Securities LLC	Put	220	February 2012	EUR	115.00	158	(188)
	Morgan Stanley Smith Barney LLC	Put	438	March 2012		110.00	435	(370)
	Deutsche Banc Alex. Brown Inc.	Put	869	March 2012		115.00	1,067	(986)

							$7,902	$(4,953)

14	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands) DECEMBER 31, 2011 (UNAUDITED)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $235,171 or 8.5% of net assets.

(D)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and EUR – Euro).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,123,159	$—	$—
Preferred Stocks	133,245	—	—
Purchased Options	284	7,526	—
Corporate Debt Securities	—	8,623	—
United States Government Agency Obligations	—	3,958	—
Bullion	357,780	—	—
Short-Term Securities	—	141,254	—
Total	$2,614,468	$161,361	$—
Forward Foreign Currency Contracts	$—	$10,588	$—

Liabilities
Written Options	$597	$4,356	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment Funds
Beginning Balance 7–1–11	$4,609
Net realized gain (loss)	(4,711)
Net change in unrealized appreciation (depreciation)	2,659
Purchases	—
Sales	(2,557)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12–31–11	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–11	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	43.6%
China	11.6%
Germany	7.9%
Hong Kong	4.0%
Switzerland	2.8%
Norwway	2.6%

Country Diversification (Continued)
Netherlands	2.1%
South Korea	2.0%
France	1.8%
Sweden	1.0%
Other Countries	2.4%
Other+	18.2%

+Includes gold bullion, options, cash and cash equivalents and other assets and liabilities.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	15

PORTFOLIO HIGHLIGHTS

Continental Income Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	69.3%
Consumer Discretionary	15.6%
Consumer Staples	15.1%
Information Technology	12.0%
Energy	7.5%
Health Care	5.5%
Industrials	5.4%
Financials	4.5%
Telecommunication Services	1.6%
Materials	1.2%
Utilities	0.9%
Bonds	27.6%
Corporate Debt Securities	17.6%
United States Government and Government Agency Obligations	9.5%
Other Government Securities	0.5%
Cash and Cash Equivalents	3.1%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	58/539	11
3 Year	336/503	67
5 Year	6/436	2
10 Year	25/220	12

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
ConocoPhillips	Energy
Philip Morris International Inc.	Consumer Staples
CBS Corporation, Class B	Consumer Discretionary
National Oilwell Varco, Inc.	Energy
Allergan, Inc.	Health Care
Microchip Technology Incorporated	Information Technology
McDonald’s Corporation	Consumer Discretionary
Limited Brands, Inc.	Consumer Discretionary
Anheuser-Busch Inbev S.A., ADR	Consumer Staples

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

16	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
General Dynamics Corporation	67	$4,463
Honeywell International Inc.	142	7,718
Precision Castparts Corp.	46	7,547

		19,728

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	104	4,239

Apparel Retail – 1.9%
Limited Brands, Inc.	293	11,839

Apparel, Accessories & Luxury Goods – 0.7%
lululemon athletica inc. (A)	94	4,386

Application Software – 1.3%
Intuit Inc.	153	8,062

Auto Parts & Equipment – 1.4%
BorgWarner Inc. (A)	133	8,465

Brewers – 1.9%
Anheuser-Busch Inbev S.A., ADR	192	11,722

Broadcasting – 2.3%
CBS Corporation, Class B	489	13,267

Casinos & Gaming – 1.2%
Wynn Resorts, Limited	68	7,546

Computer Hardware – 3.4%
Apple Inc. (A)	51	20,492

Department Stores – 1.3%
Macy’s Inc.	251	8,090

Distillers & Vintners – 1.8%
Brown-Forman Corporation, Class B	135	10,837

Electric Utilities – 0.9%
PPL Corporation	196	5,766

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	102	7,168

Food Retail – 1.1%
Whole Foods Market, Inc.	95	6,589

Footwear – 1.5%
NIKE, Inc., Class B	99	9,521

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	145	9,368

Health Care Supplies – 0.3%
DENTSPLY International Inc.	61	2,145

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	269	10,118

Household Products – 1.3%
Colgate-Palmolive Company	84	7,761

COMMON STOCKS (Continued)	Shares	Value

Integrated Oil & Gas – 3.2%
ConocoPhillips	199	$14,523
Exxon Mobil Corporation	64	5,382

		19,905

Integrated Telecommunication Services – 1.6%
AT&T Inc.	322	9,737

Internet Software & Services – 1.8%
eBay Inc. (A)	72	2,190
Google Inc., Class A (A)	14	9,107

		11,297

IT Consulting & Other Services – 0.3%
Accenture plc, Class A	36	1,922

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	201	7,805

Oil & Gas Equipment & Services – 3.7%
Halliburton Company	119	4,120
National Oilwell Varco, Inc.	186	12,667
Schlumberger Limited	88	5,998

		22,785

Oil & Gas Exploration & Production – 0.6%
Southwestern Energy Company (A)	111	3,545

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	260	8,632

Packaged Foods & Meats – 3.9%
General Mills, Inc.	144	5,815
Hershey Foods Corporation	125	7,710
Mead Johnson Nutrition Company	164	11,286

		24,811

Personal Products – 1.6%
Estee Lauder Companies Inc. (The), Class A	86	9,615

Pharmaceuticals – 3.7%
Allergan, Inc.	144	12,634
Johnson & Johnson	148	9,680

		22,314

Property & Casualty Insurance – 1.5%
Travelers Companies, Inc. (The)	154	9,124

Railroads – 1.5%
Union Pacific Corporation	86	9,058

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	176	10,138

Restaurants – 2.0%
McDonald’s Corporation	123	12,300

Semiconductor Equipment – 1.1%
ASML Holding N.V., NY Registry Shares	167	6,975

Semiconductors – 2.1%
Microchip Technology Incorporated	343	12,564

Soft Drinks – 1.3%
PepsiCo, Inc.	122	8,115

2011	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Specialized Consumer Services – 0.4%
H&R Block, Inc.	133	$2,164

Systems Software – 2.0%
Microsoft Corporation	167	4,322
Oracle Corporation	311	7,975

		12,297

Tobacco – 2.2%
Philip Morris International Inc.	169	13,271

TOTAL COMMON STOCKS – 69.3%		$425,483
(Cost: $311,657)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.2%
Southwest Airlines Co., 6.500%, 3–1–12	$1,500	1,512

Apparel Retail – 0.5%
Limited Brands, Inc., 6.625%, 4–1–21	2,915	3,090

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible, 4.250%, 11–15–16	4,000	5,735

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	1,000	1,016
5.375%, 11–15–14	1,500	1,667

		2,683

Broadcasting – 0.7%
CBS Corporation:
8.875%, 5–15–19	2,000	2,568
4.300%, 2–15–21	1,500	1,548

		4,116

Cable & Satellite – 0.2%
DirecTV Holdings LLC and DirecTV Financing Co., Inc., 3.500%, 3–1–16	500	516
Discovery Communications, LLC, 4.375%, 6–15–21	750	791

		1,307

Communications Equipment – 0.1%
Cisco Systems, Inc., 2.900%, 11–17–14	500	529

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.:
0.579%, 11–21–12 (B)	300	301
1.375%, 5–27–14	1,500	1,517
John Deere Capital Corporation, 5.250%, 10–1–12	1,250	1,294

		3,112

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Consumer Finance – 0.6%
American Express Credit Corporation, 5.125%, 8–25–14	$400	$430
Capital One Financial Corporation, 2.125%, 7–15–14	500	494
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	506
Ford Motor Credit Company LLC, 7.000%, 4–15–15	1,500	1,612
USAA Capital Corporation, 1.050%, 9–30–14 (C)	500	499

		3,541

Data Processing & Outsourced Services – 1.0%
Fidelity National Financial, Inc., 6.600%, 5–15–17	2,600	2,757
Western Union Company (The), 6.500%, 2–26–14	3,000	3,279

		6,036

Diversified Banks – 0.8%
Bank of Montreal, 1.300%, 10–31–14 (C)	1,500	1,498
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	1,250	1,259
Barclays Bank plc, 2.375%, 1–13–14	600	587
U.S. Bancorp, 4.200%, 5–15–14	1,500	1,606
Wells Fargo & Company, 3.676%, 6–15–16 (B)	250	261

		5,211

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 3.450%, 3–30–15	750	762

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company, 3.250%, 1–15–15	1,000	1,067

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	1,000	1,170

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	2,000	2,109

Education Services – 0.2%
Yale University, 2.900%, 10–15–14	1,000	1,059

Environmental & Facilities Services – 0.1%
Republic Services, Inc., 5.000%, 3–1–20	500	561

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	500	525

Food Retail – 0.3%
Kroger Co. (The), 6.200%, 6–15–12	2,000	2,048

18	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

General Merchandise Stores – 0.1%
Target Corporation, 1.125%, 7–18–14	$500	$504

Gold – 0.3%
Newmont Mining Corporation, Convertible, 3.000%, 2–15–12	1,500	1,971

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9–30–16	500	512

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,071

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	750	757

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	423

Household Products – 0.0%
Colgate–Palmolive Company, 1.250%, 5–1–14	250	253

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	928

Industrial Gases – 0.5%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,681
3.000%, 9–1–21	500	511

		3,192

Industrial Machinery – 0.6%
Eaton Corporation, 0.885%, 6–16–14 (B)	750	750
Illinois Tool Works Inc., 5.150%, 4–1–14	2,500	2,746

		3,496

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc., 4.500%, 9–15–14	1,000	1,077
ConocoPhillips, 4.750%, 2–1–14	2,500	2,701

		3,778

Integrated Telecommunication Services – 0.4%
AT&T Inc., 4.850%, 2–15–14	2,000	2,156

IT Consulting & Other Services – 0.8%
International Business Machines Corporation:
2.100%, 5–6–13	3,000	3,062
1.250%, 5–12–14	2,000	2,023

		5,085

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	$500	$503

Life & Health Insurance – 0.8%
MetLife Global Funding I:
2.000%, 1–10–14 (C)	1,000	1,006
5.125%, 6–10–14 (C)	1,500	1,615
2.500%, 9–29–15 (C)	1,500	1,509
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,056

		5,186

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9–15–14	1,000	1,071

Multi-Utilities – 0.2%
Duke Energy Ohio, Inc., 2.100%, 6–15–13	1,000	1,017

Office Electronics – 0.2%
Xerox Corporation, 4.250%, 2–15–15	1,000	1,054

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (C)	500	520

Oil & Gas Exploration & Production – 0.2%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,030

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,168
3.450%, 3–1–16	2,000	2,032
3.150%, 7–5–16	750	754
7.900%, 4–29–49 (B)	1,000	1,065

		7,019

Packaged Foods & Meats – 0.8%
Kellogg Company, 4.450%, 5–30–16	1,000	1,110
Kraft Foods Inc., 4.125%, 2–9–16	2,000	2,171
Unilever Capital Corporation, 2.750%, 2–10–16	1,000	1,057

		4,338

Pharmaceuticals – 0.5%
Novartis Capital Corporation, 1.900%, 4–24–13	500	510
Roche Holdings Ltd, 5.000%, 3–1–14 (C)	1,906	2,063

		2,573

Property & Casualty Insurance – 0.5%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (C)	3,000	3,030

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	535

2011	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Semiconductors – 0.2%
Broadcom Corporation, 2.700%, 11–1–18	$750	$758
Texas Instruments Incorporated, 0.637%, 5–15–13 (B)	500	501

		1,259

Soft Drinks – 0.4%
Coca-Cola Enterprises Inc., 3.750%, 3–1–12	1,000	1,004
PepsiCo, Inc., 3.750%, 3–1–14	1,250	1,330

		2,334

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	531

Tobacco – 0.1%
Philip Morris International Inc., 4.500%, 3–26–20	750	852

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	2,500	2,620
American Tower Corporation, 4.625%, 4–1–15	1,500	1,564

		4,184

TOTAL CORPORATE DEBT SECURITIES – 17.6%		$108,335
(Cost: $101,483)

OTHER GOVERNMENT SECURITIES
Qatar – 0.3%
State of Qatar, 4.000%, 1–20–15 (C)	1,500	1,570

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	1,650	1,740

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$3,310
(Cost: $3,144)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
National Archives Facility Trust, 8.500%, 9–1–19	2,472	3,109

Mortgage-Backed Obligations – 0.9%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	212	241
6.500%, 1–1–32	143	163
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	962	1,030
4.500%, 9–1–19	2,528	2,700

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal		Value

Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 1–15–17	$—	*	$—	*
4.000%, 9–15–18	1,042		1,129
6.500%, 8–15–28	180		209

			5,472

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%			$8,581
(Cost: $7,581)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.6%
United States Treasury Notes, 3.000%, 7–15–12 (D)	3,778		3,859

Treasury Obligations – 7.5%
United States Treasury Bonds:
7.250%, 5–15–16	8,500		10,903
6.250%, 8–15–23	5,000		7,153
United States Treasury Notes:
4.250%, 11–15–14	10,000		11,105
4.250%, 8–15–15	15,000		17,002

			46,163

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.1%			$50,022
(Cost: $42,713)

SHORT-TERM SECURITIES
Commercial Paper – 2.2%
Campbell Soup Co.,
0.170%, 1–23–12 (E)	1,613		1,613
General Electric Capital Corporation,
0.020%, 1–23–12 (E)	1,000		1,000
Royal Bank of Scotland plc (The),
0.250%, 1–4–12 (E)	2,500		2,500
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.090%, 1–12–12 (E)	5,000		5,000
Wisconsin Electric Power Co.,
0.120%, 1–3–12 (E)	3,386		3,386

			13,499

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (F)	4,313		4,313

TOTAL SHORT-TERM SECURITIES – 2.9%			$17,812
(Cost: $17,812)

TOTAL INVESTMENT SECURITIES – 99.8%			$613,543
(Cost: $484,390)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%			1,188

NET ASSETS – 100.0%			$614,731

20	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $13,310 or 2.2% of net assets.

(D)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$425,483	$—	$—
Corporate Debt Securities	—	108,335	—
Other Government Securities	—	3,310	—
United States Government Agency Obligations	—	8,581	—
United States Government Obligations	—	50,022	—
Short-Term Securities	—	17,812	—
Total	$425,483	$188,060	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS

Core Investment Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	99.3%
Consumer Discretionary	20.9%
Information Technology	19.5%
Consumer Staples	16.9%
Industrials	13.1%
Energy	11.4%
Health Care	8.5%
Financials	5.6%
Materials	3.4%
Cash and Cash Equivalents	0.7%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	325/1,064	31
3 Year	169/956	18
5 Year	31/825	4
10 Year	82/498	17

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
ConocoPhillips	Energy
Precision Castparts Corp.	Industrials
Apple Inc.	Information Technology
CBS Corporation, Class B	Consumer Discretionary
Capital One Financial Corporation	Financials
Harley-Davidson, Inc.	Consumer Discretionary
Google Inc., Class A	Information Technology
Philip Morris International Inc.	Consumer Staples
Union Pacific Corporation	Industrials
Mead Johnson Nutrition Company	Consumer Staples

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

22	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.0%
Honeywell International Inc.	1,047	$56,899
Precision Castparts Corp.	823	135,688

		192,587

Apparel, Accessories & Luxury Goods – 1.2%
Polo Ralph Lauren Corporation	237	32,739

Application Software – 1.3%
Intuit Inc.	652	34,294

Brewers – 2.6%
Anheuser-Busch Inbev S.A., ADR	1,160	70,773

Broadcasting – 5.6%
CBS Corporation, Class B	4,622	125,454
Discovery Holding Company, Class A (A)	672	27,511

		152,965

Cable & Satellite – 3.8%
DirecTV Group, Inc. (The) (A)	627	26,830
Time Warner Cable Inc.	1,199	76,220

		103,050

Communications Equipment – 0.5%
Juniper Networks, Inc. (A)	712	14,523

Computer Hardware – 4.9%
Apple Inc. (A)	334	135,391

Computer Storage & Peripherals – 0.8%
NetApp, Inc. (A)	569	20,619

Consumer Finance – 4.2%
Capital One Financial Corporation	2,698	114,099

Data Processing & Outsourced Services – 2.0%
MasterCard Incorporated, Class A	143	53,462

Department Stores – 2.0%
Macy’s Inc.	1,720	55,338

Fertilizers & Agricultural Chemicals – 2.3%
Monsanto Company	927	64,941

Food Retail – 1.5%
Whole Foods Market, Inc.	589	40,983

Health Care Equipment – 1.3%
Covidien plc	791	35,594

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	1,004	42,208

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	588	48,967

Industrial Conglomerates – 1.8%
General Electric Company	2,671	47,838

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	341	29,024

COMMON STOCKS (Continued)	Shares	Value

Integrated Oil & Gas – 5.1%
ConocoPhillips	1,890	$137,691

Internet Retail – 0.6%
Groupon, Inc. (A)	778	16,056

Internet Software & Services – 3.6%
Google Inc., Class A (A)	152	98,306

Motorcycle Manufacturers – 3.8%
Harley-Davidson, Inc.	2,691	104,612

Oil & Gas Equipment & Services – 4.4%
Halliburton Company	1,830	63,165
National Oilwell Varco, Inc.	414	28,127
Schlumberger Limited	424	28,934

		120,226

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	552	52,122

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	1,126	37,426

Packaged Foods & Meats – 2.9%
Mead Johnson Nutrition Company	1,145	78,682

Personal Products – 2.3%
Estee Lauder Companies Inc. (The), Class A	550	61,811

Pharmaceuticals – 7.2%
Allergan, Inc.	773	67,845
Johnson & Johnson	1,077	70,636
Pfizer Inc.	2,615	56,597

		195,078

Railroads – 4.3%
Kansas City Southern (A)	479	32,590
Union Pacific Corporation	787	83,343

		115,933

Restaurants – 2.4%
McDonald’s Corporation	639	64,141

Semiconductors – 4.1%
Altera Corporation	985	36,555
Broadcom Corporation, Class A	468	13,747
Microchip Technology Incorporated	1,670	61,181

		111,483

Soft Drinks – 2.3%
Coca-Cola Company (The)	915	64,016

Systems Software – 2.3%
Oracle Corporation	2,460	63,094

Tobacco – 3.5%
Philip Morris International Inc.	1,221	95,851

TOTAL COMMON STOCKS – 99.3%		$2,705,923
(Cost: $2,165,321)

2011	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 0.8%
Campbell Soup Co., 0.100%, 2–6–12 (B)	$3,163	$3,163
International Business Machines Corporation, 0.050%, 1–23–12 (B)	3,000	3,000
Kellogg Co., 0.190%, 1–6–12 (B)	7,522	7,522
St. Jude Medical, Inc., 0.150%, 1–12–12 (B)	7,775	7,774

TOTAL SHORT-TERM SECURITIES – 0.8%		$21,459
(Cost: $21,459)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,727,382
(Cost: $2,186,780)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(3,142)

NET ASSETS – 100.0%		$2,724,240

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,705,923	$—	$—
Short-Term Securities	—	21,459	—
Total	$2,705,923	$21,459	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Dividend Opportunities Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	91.4%
Industrials	17.7%
Energy	16.0%
Consumer Staples	14.1%
Consumer Discretionary	11.4%
Financials	10.3%
Information Technology	8.8%
Health Care	4.8%
Materials	4.7%
Telecommunication Services	2.6%
Utilities	1.0%
Cash and Cash Equivalents	8.6%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	270/290	93
3 Year	237/253	94
5 Year	150/216	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Philip Morris International Inc.	Consumer Staples
Microchip Technology Incorporated	Information Technology
Schlumberger Limited	Energy
Boeing Company (The)	Industrials
Union Pacific Corporation	Industrials
McDonald’s Corporation	Consumer Discretionary
Home Depot, Inc. (The)	Consumer Discretionary
Altria Group, Inc.	Consumer Staples
AT&T Inc.	Telecommunication Services
National Oilwell Varco, Inc.	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 6.2%
Boeing Company (The)	299	$21,906
General Dynamics Corporation	136	9,048
Honeywell International Inc.	201	10,913

		41,867

Asset Management & Custody Banks – 1.1%
T. Rowe Price Group, Inc.	129	7,364

Brewers – 1.0%
Anheuser-Busch Inbev S.A., ADR	114	6,971

Broadcasting – 0.5%
CBS Corporation, Class B	134	3,634

Casinos & Gaming – 2.4%
Wynn Resorts, Limited	153	16,899

Communications Equipment – 1.5%
QUALCOMM Incorporated	193	10,535

Construction & Engineering – 0.2%
Fluor Corporation	34	1,714

Construction & Farm Machinery & Heavy Trucks – 3.8%
Caterpillar Inc.	154	13,984
Cummins Inc.	38	3,380
Deere & Company	119	9,170

		26,534

Consumer Finance – 1.4%
Capital One Financial Corporation	226	9,577

Data Processing & Outsourced Services – 1.9%
Visa Inc., Class A	131	13,280

Distillers & Vintners – 1.5%
Diageo plc, ADR	115	10,018

Diversified Banks – 2.1%
Wells Fargo & Company	515	14,193

Diversified Chemicals – 1.2%
Dow Chemical Company (The)	293	8,440

Diversified Metals & Mining – 2.5%
Rio Tinto plc, ADR	210	10,283
Southern Copper Corporation	231	6,975

		17,258

Electric Utilities – 0.5%
PPL Corporation	119	3,504

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	193	8,985

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	440	18,495

Homebuilding – 1.2%
D.R. Horton, Inc.	678	8,544

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	111	5,341

COMMON STOCKS (Continued)	Shares	Value

Household Products – 1.8%
Colgate-Palmolive Company	95	$8,791
Procter & Gamble Company (The)	53	3,546

		12,337

Industrial Conglomerates – 1.9%
General Electric Company	747	13,373

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	81	6,900

Integrated Oil & Gas – 3.8%
ConocoPhillips	125	9,110
Exxon Mobil Corporation	199	16,855

		25,965

Integrated Telecommunication Services – 2.6%
AT&T Inc.	584	17,671

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	96	8,641

Mortgage REITs – 2.1%
American Capital Agency Corp.	521	14,632

Multi-Utilities – 0.5%
PG&E Corporation	90	3,722

Oil & Gas Drilling – 2.3%
Seadrill Limited	485	16,102

Oil & Gas Equipment & Services – 8.5%
Baker Hughes Incorporated	128	6,245
Halliburton Company	273	9,406
National Oilwell Varco, Inc.	256	17,412
Schlumberger Limited	375	25,648

		58,711

Oil & Gas Exploration & Production – 1.4%
Apache Corporation	106	9,574

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	496	16,491

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	60	6,694

Pharmaceuticals – 4.8%
Johnson & Johnson	215	14,106
Merck & Co., Inc.	66	2,477
Pfizer Inc.	769	16,645

		33,228

Railroads – 4.3%
Kansas City Southern (A)	114	7,756
Union Pacific Corporation	206	21,839

		29,595

Restaurants – 3.8%
McDonald’s Corporation	186	18,652
Starbucks Corporation	155	7,125

		25,777

Semiconductors – 4.2%
Microchip Technology Incorporated	795	29,106

26	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Soft Drinks – 1.5%
Coca-Cola Company (The)	152	$10,639

Systems Software – 1.2%
Oracle Corporation	314	8,053

Tobacco – 7.3%
Altria Group, Inc.	607	17,998
Philip Morris International Inc.	414	32,514

		50,512

TOTAL COMMON STOCKS – 91.4%		$630,876
(Cost: $506,158)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 6.3%
Colgate-Palmolive Company: 0.010%, 1–17–12 (B)	$4,286	4,286
0.010%, 1–18–12 (B)	4,189	4,189
Corporacion Andina de Fomento, 0.240%, 1–24–12 (B)	662	662
CVS Caremark Corporation, 0.390%, 1–10–12 (B)	4,000	4,000
General Mills, Inc., 0.190%, 1–9–12 (B)	5,000	5,000
Nestle Finance International Ltd., 0.070%, 1–23–12 (B)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Straight-A Funding, LLC (GTD by Federal Financing Bank): 0.430%, 1–3–12 (B)	$11,638	$11,637
0.110%, 1–12–12 (B)	4,000	4,000
0.100%, 1–27–12 (B)	5,000	5,000

		43,774

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	5,002	5,002

Municipal Obligations - Taxable – 1.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.030%, 1–3–12 (C)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.030%, 1–3–12 (C)	6,500	6,500

		9,500

TOTAL SHORT-TERM SECURITIES – 8.4%		$58,276
(Cost: $58,276)

TOTAL INVESTMENT SECURITIES – 99.8%		$689,152
(Cost: $564,434)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,174

NET ASSETS – 100.0%		$690,326

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$630,876	$—	$—
Short-Term Securities	—	58,276	—
Total	$630,876	$58,276	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

Energy Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.0%
Energy	88.8%
Industrials	5.7%
Materials	1.5%
Consumer Discretionary	1.0%
Cash and Cash Equivalents	3.0%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	70/91	77
3 Year	46/70	65
5 Year	15/59	25

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	83.1%
United States	78.0%
Canada	5.1%
Europe	10.0%
Netherlands	3.9%
Other Europe	6.1%
Pacific Basin	2.6%
Bahamas/Caribbean	1.3%
Cash and Cash Equivalents	3.0%

Top 10 Equity Holdings

Company	Sector	Industry
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	Energy	Oil & Gas Exploration & Production
Exxon Mobil Corporation	Energy	Integrated Oil & Gas
El Paso Corporation	Energy	Oil & Gas Storage & Transportation
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas
Baker Hughes Incorporated	Energy	Oil & Gas Equipment & Services
Halliburton Company	Energy	Oil & Gas Equipment & Services
Apache Corporation	Energy	Oil & Gas Exploration & Production

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

28	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.0%
BorgWarner Inc. (A)	36	$2,285

Coal & Consumable Fuels – 2.5%
Alpha Natural Resources, Inc. (A)	43	872
Arch Coal, Inc.	101	1,466
Cameco Corporation	59	1,062
Peabody Energy Corporation	65	2,167

		5,567

Construction & Engineering – 2.8%
Chicago Bridge & Iron Company N.V., NY Shares	66	2,493
Fluor Corporation	73	3,667

		6,160

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	14	1,232
Cummins Inc.	23	2,025

		3,257

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	47	3,341

Industrial Machinery – 1.4%
Gardner Denver, Inc.	41	3,129

Integrated Oil & Gas – 10.6%
BP plc, ADR	42	1,814
ConocoPhillips	63	4,598
Exxon Mobil Corporation	87	7,386
Occidental Petroleum Corporation	74	6,892
Suncor Energy Inc.	86	2,474

		23,164

Oil & Gas Drilling – 6.3%
ENSCO International Incorporated	42	1,971
Helmerich & Payne, Inc.	97	5,669
Nabors Industries Ltd. (A)	169	2,934
Seadrill Limited	97	3,212

		13,786

Oil & Gas Equipment & Services – 31.9%
Baker Hughes Incorporated	128	6,205
Basic Energy Services, Inc. (A)	67	1,318
C&J Energy Services, Inc. (A)	92	1,933
Cameron International Corporation (A)	123	6,038
Core Laboratories N.V.	53	6,028
Dresser-Rand Group Inc. (A)	74	3,693
Dril-Quip, Inc. (A)	58	3,827
FMC Technologies, Inc. (A)	103	5,364
Halliburton Company	179	6,184
National Oilwell Varco, Inc.	147	10,026
Schlumberger Limited	126	8,639
Superior Energy Services, Inc. (A)	140	3,987
Tenaris S.A., ADR	76	2,816
Weatherford International Ltd. (A)	236	3,453

		69,511

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Exploration & Production – 28.1%
Anadarko Petroleum Corporation	102	$7,782
Apache Corporation	68	6,146
Cabot Oil & Gas Corporation	53	4,053
CNOOC Limited, ADR	14	2,367
Concho Resources Inc. (A)	26	2,452
Continental Resources, Inc. (A)	119	7,938
Devon Energy Corporation	17	1,057
EOG Resources, Inc.	26	2,527
Kosmos Energy Ltd. (A)	116	1,428
Laredo Petroleum Holdings, Inc. (A)	50	1,115
Newfield Exploration Company (A)	99	3,747
Noble Energy, Inc.	53	4,970
Oasis Petroleum LLC (A)	111	3,233
Plains Exploration and Production Company (A)	79	2,908
Southwestern Energy Company (A)	161	5,126
St. Mary Land & Exploration Company	39	2,869
Ultra Petroleum Corp. (A)	57	1,674

		61,392

Oil & Gas Refining & Marketing – 0.6%
Clean Energy Fuels Corp. (A)	110	1,369

Oil & Gas Storage & Transportation – 8.8%
El Paso Corporation	269	7,148
El Paso Pipeline Partners, L.P.	99	3,434
Enbridge Inc.	156	5,843
Williams Companies, Inc. (The)	89	2,922

		19,347

TOTAL COMMON STOCKS – 97.0%		$212,308
(Cost: $159,799)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.3%
McCormick & Co. Inc., 0.090%, 1–3–12 (B)	$2,795	2,795

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	1,961	1,961

Municipal Obligations - Taxable – 0.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.030%, 1–3–12 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 3.1%		$6,756
(Cost: $6,756)

TOTAL INVESTMENT SECURITIES – 100.1%		$219,064
(Cost: $166,555)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(167)

NET ASSETS – 100.0%		$218,897

2011	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$212,308	$—	$—
Short-Term Securities	—	6,756	—
Total	$212,308	$6,756	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Country Diversification
(as a % of net assets)
United States	78.0%
Canada	5.1%
Netherlands	3.9%
United Kingdom	1.7%
Switzerland	1.6%
Australia	1.5%
Norway	1.5%
Luxembourg	1.3%
Bermuda	1.3%
Hong Kong	1.1%
Other+	3.0%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

30	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

International Growth Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	90.7%
Consumer Staples	14.4%
Information Technology	14.2%
Consumer Discretionary	14.2%
Industrials	13.9%
Health Care	10.0%
Energy	8.2%
Telecommunication Services	6.3%
Materials	5.1%
Financials	4.4%
Cash and Cash Equivalents	9.3%

Lipper Rankings

Category: Lipper International Large-Cap Growth Funds	Rank	Percentile
1 Year	18/241	8
3 Year	57/222	26
5 Year	11/190	6
10 Year	51/112	46

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	52.6%
United Kingdom	14.9%
Germany	11.8%
France	10.3%
Switzerland	4.2%
Other Europe	11.4%
Pacific Basin	23.9%
Japan	10.2%
Australia	5.8%
China	5.3%
Other Pacific Basin	2.6%
North America	12.7%
United States	9.8%
Other North America	2.9%
Other	1.5%
Cash and Cash Equivalents	9.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple Inc.	United States	Information Technology	Computer Hardware
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Diageo plc	United Kingdom	Consumer Staples	Distillers & Vintners
Vinci	France	Industrials	Construction & Engineering
adidas AG	Germany	Consumer Discretionary	Apparel, Accessories & Luxury Goods
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Bayer AG	Germany	Health Care	Pharmaceuticals
China Unicom Limited	China	Telecommunication Services	Integrated Telecommunication Services
British American Tobacco plc	United Kingdom	Consumer Staples	Tobacco

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.8%
Coca-Cola Amatil Limited	474	$5,577
David Jones Limited	1,263	3,062
Orica Limited	219	5,432
Telstra Corporation Limited	3,882	13,223

		27,294

Canada – 1.3%
Canadian Natural Resources Limited	160	5,984

China – 5.3%
China Unicom Limited	4,610	9,699
SINA Corporation (A)	60	3,094
Tingyi Holding Corp.	2,148	6,527
Wynn Macau, Limited	2,262	5,678

		24,998

France – 10.3%
Danone	140	8,798
LVMH Moet Hennessy - Louis Vuitton	48	6,839
Pinault-Printemps-Redoute S.A.	66	9,426
Safran	149	4,480
Sanofi-Aventis	105	7,746
Vinci	247	10,803

		48,092

Germany – 10.0%
adidas AG	163	10,583
Bayer AG	157	10,064
Fresenius SE & Co. KGaA	129	11,977
Linde AG	59	8,778
MTU Aero Engines Holding AG	82	5,252

		46,654

Hong Kong – 1.7%
Yue Yuen Industrial (Holdings) Limited	2,465	7,792

India – 0.9%
Infrastructure Development Finance Company Limited	768	1,326
Infrastructure Development Finance Company Limited (B)	843	1,454
Larsen & Toubro Limited	75	1,406

		4,186

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	177	7,155

Italy – 1.7%
Saipem S.p.A.	189	8,055

Japan – 10.2%
Canon Inc.	120	5,334
JGC Corporation	223	5,354
KONAMI Corporation	163	4,894
Mitsubishi Corporation	382	7,708
Mitsubishi Electric Corporation	546	5,235
Mitsui & Co., Ltd.	492	7,654
NEXON Co., Ltd. (A)(B)	256	3,683
Nissin Kogyo Co., Ltd.	402	5,782
ORIX Corporation	31	2,561

		48,205

Luxembourg – 1.9%
Tenaris S.A.	473	8,738

COMMON STOCKS (Continued)	Shares	Value

Mexico – 1.6%
Grupo Modelo, S.A.B. de C.V., Series C	1,209	$7,622

Netherlands – 3.1%
ASML Holding N.V., Ordinary Shares	123	5,154
Unilever N.V., Certicaaten Van Aandelen	276	9,474

		14,628

Norway – 1.7%
Seadrill Limited	233	7,806

Sweden – 3.0%
Tele2 AB	377	7,339
Telefonaktiebolaget LM Ericsson, B Shares	643	6,579

		13,918

Switzerland – 4.2%
ABB Ltd	399	7,513
Credit Suisse Group AG, Registered Shares	165	3,881
Swatch Group Ltd (The), Bearer Shares	10	3,753
TEMENOS Group AG (A)	267	4,384

		19,531

United Kingdom – 14.9%
ARM Holdings plc, ADR	134	3,704
Barclays plc	2,368	6,475
British American Tobacco plc	204	9,691
Diageo plc	531	11,592
Experian plc	677	9,207
GlaxoSmithKline plc	457	10,448
Prudential plc	514	5,092
Rio Tinto plc	94	4,572
Virgin Media Inc.	213	4,564
Xstrata plc	328	4,980

		70,325

United States – 9.8%
Apple Inc. (A)	47	19,194
Cognizant Technology Solutions Corporation, Class A (A)	52	3,322
InBev NV	138	8,434
QUALCOMM Incorporated	130	7,128
Schlumberger Limited	112	7,652

		45,730

TOTAL COMMON STOCKS – 88.9%		$416,713
(Cost: $400,269)

PREFERRED STOCKS – 1.8%
Germany
Volkswagen AG	55	$8,205

(Cost: $10,413)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.7%
Corporacion Andina de Fomento:
0.300%, 1–17–12 (C)	$5,000	5,000
0.240%, 1–24–12 (C)	10,000	9,998
General Electric Capital Corporation,
0.020%, 1–23–12 (C)	1,000	1,000
Kellogg Co.,
0.190%, 1–6–12 (C)	5,298	5,297

32	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Roche Holdings, Inc.,
0.070%, 2–6–12 (C)	$5,000	$5,000

		26,295

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (D)	2,997	2,997

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes,
0.010%, 2–29–12	$1,000	$1,000

TOTAL SHORT-TERM SECURITIES – 6.5%		$30,292
(Cost: $30,292)

TOTAL INVESTMENT SECURITIES – 97.2%		$455,210
(Cost: $440,974)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.8%		13,118

NET ASSETS – 100.0%		$468,328

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	49,600	3–13–12	$3,510	$—

The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$4,464	Ping An Insurance (Group) Company of China, Ltd.	10–22–12	USD LIBOR + 0.700%	$(92)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $5,137 or 1.1% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$416,713	$—	$—
Preferred Stocks	8,205	—	—
Short-Term Securities	—	30,292	—
Total	$424,918	$30,292	$—
Forward Foreign Currency Contracts	$—	$3,510	$—

Liabilities
Swap Agreements	$—	$92	$—

Market Sector Diversification
(as a % of net assets)
Consumer Staples	14.4%
Information Technology	14.2%
Consumer Discretionary	14.2%
Industrials	13.9%
Health Care	10.0%
Energy	8.2%
Telecommunication Services	6.3%
Materials	5.1%
Financials	4.4%
Other+	9.3%

+Includes cash and cash equivalents and other assets and liabilities

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS

New Concepts Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.9%
Information Technology	24.0%
Consumer Discretionary	22.5%
Industrials	13.6%
Financials	11.9%
Health Care	11.3%
Energy	7.6%
Consumer Staples	6.0%
Materials	1.0%
Cash and Cash Equivalents	2.1%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	99/399	25
3 Year	20/351	6
5 Year	9/310	3
10 Year	21/192	11

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
CarMax, Inc.	Consumer Discretionary
Varian Medical Systems, Inc.	Health Care
Fastenal Company	Industrials
Wyndham Worldwide Corporation	Consumer Discretionary
Microchip Technology Incorporated	Information Technology
Trimble Navigation Limited	Information Technology
Fiserv, Inc.	Information Technology
Harman International Industries, Incorporated	Consumer Discretionary
Signature Bank	Financials
First Republic Bank	Financials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

34	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	531	$21,758

Apparel, Accessories & Luxury Goods – 4.8%
Burberry Group plc (A)	735	13,520
Columbia Sportswear Company	194	9,007
lululemon athletica inc. (B)	222	10,349
Michael Kors Holdings Limited (B)	193	5,270
Vera Bradley, Inc. (B)	305	9,840
Warnaco Group, Inc. (The) (B)	306	15,293

		63,279

Application Software – 3.7%
ANSYS, Inc. (B)	453	25,959
Solera Holdings, Inc.	532	23,686

		49,645

Auto Parts & Equipment – 1.7%
BorgWarner Inc. (B)	363	23,138

Automotive Retail – 3.7%
CarMax, Inc. (B)	1,653	50,396

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	125	13,516

Communications Equipment – 1.6%
Acme Packet, Inc. (B)	340	10,519
Aruba Networks, Inc. (B)	630	11,673

		22,192

Construction Materials – 1.0%
Martin Marietta Materials, Inc.	186	14,019

Consumer Electronics – 3.0%
Harman International Industries, Incorporated	809	30,785
Skullcandy, Inc. (B)	817	10,233

		41,018

Consumer Finance – 1.5%
Discover Financial Services	817	19,603

Data Processing & Outsourced Services – 2.3%
Fiserv, Inc. (B)	527	30,950

Department Stores – 1.0%
Nordstrom, Inc.	276	13,725

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	269	21,639

Electrical Components & Equipment – 4.8%
Acuity Brands, Inc.	318	16,838
Polypore International, Inc. (B)	610	26,821
Roper Industries, Inc.	237	20,588

		64,247

Electronic Manufacturing Services – 2.5%
Trimble Navigation Limited (B)	787	34,151

Food Retail – 1.7%
Whole Foods Market, Inc.	333	23,171

COMMON STOCKS (Continued)	Shares	Value

Health Care Distributors – 2.2%
Henry Schein, Inc. (B)	455	$29,341

Health Care Equipment – 8.0%
Gen-Probe Incorporated (B)	312	18,418
IDEXX Laboratories, Inc. (B)	266	20,469
Intuitive Surgical, Inc. (B)	46	21,160
Varian Medical Systems, Inc. (B)	712	47,789

		107,836

Health Care Services – 1.1%
Accretive Health, Inc. (B)	675	15,512

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	367	14,127

Hotels, Resorts & Cruise Lines – 3.3%
Orient-Express Hotels Ltd. (B)	1,238	9,249
Wyndham Worldwide Corporation	948	35,859

		45,108

Industrial Machinery – 3.4%
Donaldson Company, Inc.	301	20,492
IDEX Corporation	701	26,021

		46,513

Insurance Brokers – 1.2%
Arthur J. Gallagher & Co.	500	16,713

Internet Retail – 0.8%
Netflix, Inc. (B)	150	10,407

Internet Software & Services – 2.8%
DealerTrack Holdings, Inc. (B)	894	24,375
WebMD Health Corp., Class A (B)	363	13,612

		37,987

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	556	20,229

IT Consulting & Other Services – 1.4%
Teradata Corporation (B)	398	19,312

Oil & Gas Drilling – 1.7%
Patterson-UTI Energy, Inc.	1,174	23,465

Oil & Gas Equipment & Services – 3.1%
Dresser-Rand Group Inc. (B)	525	26,192
Dril-Quip, Inc. (B)	233	15,356

		41,548

Oil & Gas Exploration & Production – 2.8%
Continental Resources, Inc. (B)	257	17,144
Ultra Petroleum Corp. (B)	708	20,979

		38,123

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	335	22,990

Real Estate Services – 1.4%
CB Richard Ellis Group, Inc. (B)	1,219	18,550

Regional Banks – 6.3%
First Republic Bank (B)	983	30,080
Huntington Bancshares Incorporated	2,375	13,036
Signature Bank (B)	509	30,529

2011	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Regional Banks (Continued)
TCF Financial Corporation	1,142	$11,790

		85,435

Research & Consulting Services – 0.6%
IHS Inc., Class A (B)	87	7,453

Semiconductor Equipment – 1.8%
Lam Research Corporation (B)	654	24,226

Semiconductors – 5.7%
ARM Holdings plc, ADR	485	13,423
Cavium Inc. (B)	475	13,499
Microchip Technology Incorporated	969	35,493
Semtech Corporation (B)	521	12,936

		75,351

Specialty Stores – 3.2%
PetSmart, Inc.	512	26,245
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	253	16,412

		42,657

Systems Software – 2.2%
MICROS Systems, Inc. (B)	267	12,414
Red Hat, Inc. (B)	423	17,445

		29,859

Trading Companies & Distributors – 3.2%
Fastenal Company	991	43,222

TOTAL COMMON STOCKS – 97.9%		$1,322,411
(Cost: $1,116,411)

PURCHASED OPTIONS – 0.0%	Number of Contracts (Unrounded)	Value

Nordstrom, Inc., Call $55.00, Expires 1–23–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,497	$10

(Cost: $225)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
Campbell Soup Co., 0.090%, 1–17–12 (C)	$4,500	4,500
General Electric Capital Corporation, 0.020%, 1–23–12 (C)	1,000	1,000
General Mills, Inc., 0.185%, 1–5–12 (C)	6,000	6,000
Harley-Davidson Funding Corp., 0.490%, 1–26–12 (C)	2,000	1,999
International Business Machines Corporation, 0.050%, 1–23–12 (C)	5,000	5,000
Kellogg Co., 0.190%, 1–6–12 (C)	7,493	7,493

		25,992

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (D)	3,582	3,582

TOTAL SHORT-TERM SECURITIES – 2.2%		$29,574
(Cost: $29,574)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,351,995
(Cost: $1,146,210)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(2,011)

NET ASSETS – 100.0%		$1,349,984

Notes to Schedule of Investments

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Netflix, Inc.	N/A	Put	435	February 2012	$62.50	$253	$(203)
Nordstrom, Inc.	Deutsche Banc Alex. Brown Inc.	Put	1,497	January 2012	45.00	287	(34)

						$540	$(237)

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,322,411	$—	$—
Purchased Options	—	10	—
Short-Term Securities	—	29,574	—
Total	$1,322,411	$29,584	$—

Liabilities
Written Options	$203	$34	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Science and Technology Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	93.2%
Information Technology	65.2%
Health Care	11.2%
Industrials	6.4%
Consumer Staples	6.2%
Telecommunication Services	3.0%
Financials	0.6%
Consumer Discretionary	0.6%
Bonds	0.3%
Corporate Debt Securities	0.3%
Cash and Cash Equivalents	6.5%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	76/159	48
3 Year	133/147	90
5 Year	36/138	26
10 Year	8/105	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	79.6%
United States	79.6%
Pacific Basin	8.3%
South Korea	4.8%
Other Pacific Basin	3.5%
South America	2.7%
Europe	2.2%
Other	0.4%
Bahamas/Caribbean	0.3%
Cash and Cash Equivalents	6.5%

Top 10 Equity Holdings

Company	Sector	Industry
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	Information Technology	Application Software
Apple Inc.	Information Technology	Computer Hardware
ACI Worldwide, Inc.	Information Technology	Application Software
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors
Micron Technology, Inc.	Information Technology	Semiconductors
Google Inc., Class A	Information Technology	Internet Software & Services
Vertex Pharmaceuticals Incorporated	Health Care	Biotechnology
Cree, Inc.	Information Technology	Semiconductors
Archer Daniels Midland Company	Consumer Staples	Agricultural Products

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 5.4%
Archer Daniels Midland Company	1,948	$55,713
Bunge Limited	740	42,342
Darling International Inc. (A)	904	12,009

		110,064

Application Software – 13.4%
ACI Worldwide, Inc. (A)(B)	3,855	110,407
Aspen Technology, Inc. (A)(B)	9,185	159,359
S1 Corporation (A)	243	2,327

		272,093

Biotechnology – 4.3%
Isis Pharmaceuticals, Inc. (A)	1,150	8,294
Vertex Pharmaceuticals Incorporated (A)	2,346	77,911

		86,205

Computer Hardware – 7.0%
Apple Inc. (A)	352	142,682

Construction & Engineering – 0.8%
Abengoa, S.A. (C)	570	12,102
Aegion Corporation (A)	263	4,030

		16,132

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	1,488	12,070

Data Processing & Outsourced Services – 14.1%
Alliance Data Systems Corporation (A)	1,646	170,936
Euronet Worldwide, Inc. (A)(B)	2,678	49,481
VeriFone Holdings, Inc. (A)	593	21,080
Visa Inc., Class A	351	35,678
WNS (Holdings) Limited, ADR (A)	1,077	9,685

		286,860

Diversified Support Services – 0.3%
EnerNOC, Inc. (A)	514	5,587

Electronic Components – 1.2%
Power-One, Inc. (A)(B)	6,152	24,054

Electronic Equipment & Instruments – 1.6%
Elster Group SE, ADR (A)	1,376	17,883
Ingenico S.A. (C)	414	14,957

		32,840

Health Care Facilities – 2.5%
Tenet Healthcare Corporation (A)	9,696	49,739

Health Care Services – 0.7%
Fleury S.A. (C)	331	3,796
Fleury S.A. (C)(D)	948	10,873

		14,669

Health Care Technology – 1.7%
Cerner Corporation (A)	580	35,537

Industrial Machinery – 4.3%
ESCO Technologies Inc. (B)	1,873	53,902
Pentair, Inc.	1,000	33,287

		87,189

COMMON STOCKS (Continued)	Shares	Value

Integrated Telecommunication Services – 1.8%
CenturyLink, Inc.	367	$13,638
China Unicom Limited (C)	10,952	23,042

		36,680

Internet Retail – 0.6%
Groupon, Inc. (A)	558	11,505

Internet Software & Services – 5.9%
21Vianet Group, Inc., ADR (A)	944	8,640
Google Inc., Class A (A)	127	81,900
SINA Corporation (A)	570	29,661

		120,201

IT Consulting & Other Services – 3.4%
Acxiom Corporation (A)(B)	4,196	51,233
iGate Corporation	1,154	18,157

		69,390

Managed Health Care – 2.0%
Amil Participacoes S.A. (C)	2,413	21,258
UnitedHealth Group Incorporated	401	20,343

		41,601

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	232	15,966

Research & Consulting Services – 1.0%
Qualicorp S.A. (A)(C)	346	3,103
Qualicorp S.A. (A)(C)(D)	1,959	17,592

		20,695

Semiconductor Equipment – 1.4%
Nanometrics Incorporated (A)	493	9,077
Photronics, Inc. (A)(B)	3,058	18,591

		27,668

Semiconductors – 14.2%
Cree, Inc. (A)	2,590	57,088
Microchip Technology Incorporated	617	22,604
Micron Technology, Inc. (A)	13,310	83,720
OmniVision Technologies, Inc. (A)	722	8,839
PMC-Sierra, Inc. (A)	3,506	19,318
Samsung Electronics Co., Ltd. (C)	105	96,988

		288,557

Systems Software – 3.0%
Allot Communications Ltd. (A)	577	8,769
Imperva, Inc. (A)	274	9,541
Microsoft Corporation	817	21,210
Oracle Corporation	820	21,038

		60,558

Wireless Telecommunication Service – 1.2%
Clearwire Corporation, Class A (A)	4,640	9,002
Sprint Nextel Corporation (A)	6,316	14,779

		23,781

TOTAL COMMON STOCKS – 93.2%		$1,892,323
(Cost: $1,668,190)

38	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES – 0.3%	Principal	Value

Semiconductors
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (D)	$15,690	$6,413

(Cost: $15,345)

SHORT-TERM SECURITIES
Commercial Paper – 6.9%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.520%, 1–9–12 (E)	5,000	4,999
Citigroup Funding Inc., 0.340%, 1–12–12 (E)	5,000	4,999
Clorox Co.:
0.390%, 1–19–12 (E)	7,000	6,999
0.410%, 1–24–12 (E)	10,000	9,997
Coca-Cola Company (The), 0.060%, 1–18–12 (E)	4,608	4,608
Colgate-Palmolive Company, 0.010%, 1–18–12 (E)	4,582	4,582
Corporacion Andina de Fomento, 0.300%, 1–17–12 (E)	5,000	5,000
CVS Caremark Corporation,
0.390%, 1–10–12 (E)	6,000	5,999
General Electric Capital Corporation,
0.020%, 1–23–12 (E)	5,000	5,000
General Mills, Inc.:
0.190%, 1–9–12 (E)	10,000	10,000
0.200%, 2–27–12 (E)	2,000	1,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.310%, 1–20–12 (E)	5,000	4,999
Hewlett-Packard Company,
0.410%, 1–9–12 (E)	5,000	5,000
John Deere Canada ULC (GTD by Deere & Company),
0.080%, 2–8–12 (E)	3,500	3,500

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Kellogg Co.,
0.190%, 1–6–12 (E)	$4,401	$4,401
PacifiCorp,
0.450%, 1–9–12 (E)	10,000	9,999
Royal Bank of Scotland plc (The),
0.250%, 1–4–12 (E)	6,229	6,229
St. Jude Medical, Inc.,
0.150%, 1–12–12 (E)	1,869	1,869
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.090%, 1–12–12 (E)	10,000	9,999
0.140%, 2–16–12 (E)	10,000	9,998
Verizon Communications Inc.,
0.350%, 1–18–12 (E)	6,000	5,999
Wisconsin Electric Power Co.:
0.120%, 1–3–12 (E)	6,667	6,667
0.210%, 1–6–12 (E)	8,000	8,000

		140,842

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (F)	118	118

United States Government Agency Obligations – 0.1%
Fannie Mae Discount Notes, 0.010%, 2–29–12	2,000	2,000

TOTAL SHORT–TERM SECURITIES – 7.0%		$142,960
(Cost: $142,960)

TOTAL INVESTMENT SECURITIES – 100.5%		$2,041,696
(Cost: $1,826,495)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(10,871)

NET ASSETS – 100.0%		$2,030,825

Notes to Schedule of Investments

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
OmniVision Technologies, Inc.	Deutsche Banc Alex. Brown Inc.	Put	3,627	January 2012	$14.00	$871	$(689)
Sprint Nextel Corporation	N/A	Put	14,518	January 2012	2.50	327	(399)

						$1,198	$(1,088)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $34,878 or 1.7% of net assets.

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

2011	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,892,323	$—	$—
Corporate Debt Securities	—	6,413	—
Short-Term Securities	—	142,960	—
Total	$1,892,323	$149,373	$—

Liabilities
Written Options	$399	$689	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

Country Diversification
(as a % of net assets)
United States	79.6%
South Korea	4.8%
China	3.0%
Brazil	2.7%
Other Countries	3.4%
Other+	6.5%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Small Cap Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Information Technology	30.3%
Industrials	17.9%
Consumer Discretionary	16.1%
Financials	14.1%
Health Care	11.1%
Energy	4.8%
Consumer Staples	2.9%
Telecommunication Services	0.4%
Cash and Cash Equivalents	2.4%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	372/511	73
3 Year	82/444	19
5 Year	43/388	12
10 Year	24/252	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
OSI Systems, Inc.	Information Technology
Westinghouse Air Brake Technologies Corporation	Industrials
Panera Bread Company, Class A	Consumer Discretionary
Zumiez Inc.	Consumer Discretionary
SVB Financial Group	Financials
MICROS Systems, Inc.	Information Technology
Ultimate Software Group, Inc. (The)	Information Technology
Volcano Corporation	Health Care
Affiliated Managers Group, Inc.	Financials
Vail Resorts, Inc.	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.8%
AAR Corp.	275	$5,264

Air Freight & Logistics – 1.9%
Hub Group, Inc. (A)	380	12,327

Alternative Carriers – 0.4%
Cogent Communications Group, Inc. (A)	162	2,741

Apparel Retail – 5.2%
Express, Inc. (A)	644	12,843
Zumiez Inc. (A)	777	21,577

		34,420

Apparel, Accessories & Luxury Goods – 2.6%
Under Armour, Inc., Class A (A)(B)	232	16,669

Application Software – 10.2%
ACI Worldwide, Inc. (A)	468	13,400
Qlik Technologies Inc. (A)	514	12,434
Solera Holdings, Inc.	199	8,880
Synchronoss Technologies, Inc. (A)	381	11,504
Ultimate Software Group, Inc. (The) (A)	306	19,940

		66,158

Asset Management & Custody Banks – 4.2%
Affiliated Managers Group, Inc. (A)	186	17,837
Safeguard Scientifics, Inc. (A)	597	9,419

		27,256

Auto Parts & Equipment – 2.2%
Gentex Corporation	486	14,366

Biotechnology – 3.7%
Cepheid (A)	248	8,534
Incyte Corporation (A)	1,027	15,416

		23,950

Brewers – 0.6%
Boston Beer Company, Inc. (The), Class A (A)	33	3,604

Communications Equipment – 3.3%
Acme Packet, Inc. (A)	189	5,830
Aruba Networks, Inc. (A)	625	11,582
Finisar Corporation (A)	254	4,252

		21,664

Construction & Farm Machinery & Heavy Trucks – 3.8%
Westinghouse Air Brake Technologies Corporation	356	24,920

Consumer Finance – 1.7%
First Cash Financial Services, Inc. (A)	321	11,250

Data Processing & Outsourced Services – 1.9%
Jack Henry & Associates, Inc.	366	12,298

Electrical Components & Equipment – 0.7%
Polypore International, Inc. (A)	107	4,689

Electronic Equipment & Instruments – 4.0%
OSI Systems, Inc. (A)	539	26,302

COMMON STOCKS (Continued)	Shares	Value

Environmental & Facilities Services – 2.9%
Team, Inc. (A)	105	$3,133
Waste Connections, Inc.	479	15,864

		18,997

Food Distributors – 2.3%
United Natural Foods, Inc. (A)	380	15,220

Health Care Distributors – 0.4%
Owens & Minor, Inc.	103	2,860

Health Care Equipment – 6.0%
DexCom, Inc. (A)	577	5,373
Volcano Corporation (A)	811	19,284
ZOLL Medical Corporation (A)	225	14,241

		38,898

Health Care Technology – 1.0%
athenahealth, Inc. (A)	137	6,744

Human Resource & Employment Services – 1.0%
Kforce Inc. (A)	549	6,772

Industrial Machinery – 1.5%
Graco Inc.	239	9,775

Internet Software & Services – 2.4%
Dice Holdings, Inc. (A)	851	7,053
Vocus, Inc. (A)	386	8,525

		15,578

Leisure Facilities – 2.7%
Vail Resorts, Inc.	411	17,389

Office Services & Supplies – 1.3%
United Stationers Inc.	262	8,540

Oil & Gas Equipment & Services – 3.3%
CARBO Ceramics Inc.	37	4,588
Complete Production Services, Inc. (A)	148	4,953
Dril-Quip, Inc. (A)	176	11,553

		21,094

Oil & Gas Exploration & Production – 1.5%
Bill Barrett Corporation (A)	164	5,585
Oasis Petroleum LLC (A)	79	2,289
Rosetta Resources Inc. (A)	49	2,110

		9,984

Regional Banks – 5.1%
Bank of the Ozarks, Inc.	178	5,283
Signature Bank (A)	117	7,043
SVB Financial Group (A)	433	20,635

		32,961

Research & Consulting Services – 1.6%
CoStar Group, Inc. (A)	152	10,123

Restaurants – 3.4%
Panera Bread Company, Class A (A)	155	21,981

Semiconductors – 3.7%
Cavium Inc. (A)	340	9,666
Semtech Corporation (A)	574	14,256

		23,922

42	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialized Finance – 2.0%
Portfolio Recovery Associates, Inc. (A)	193	$13,048

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	1,306	7,011

Systems Software – 4.8%
MICROS Systems, Inc. (A)	439	20,467
NetSuite Inc. (A)	263	10,661

		31,128

Trucking – 2.4%
Landstar System, Inc.	322	15,425

TOTAL COMMON STOCKS – 97.6%		$635,328
(Cost: $516,840)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.450%, 1–3–12 (C)	$6,000	6,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Colgate-Palmolive Company, 0.010%, 1–18–12 (C)	$2,827	$2,827
Wisconsin Electric Power Co.: 0.210%, 1–6–12 (C)	3,455	3,455
0.160%, 1–11–12 (C)	3,938	3,938

		16,220

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (D)	2,049	2,049

TOTAL SHORT-TERM SECURITIES – 2.8%		$18,269
(Cost: $18,269)

TOTAL INVESTMENT SECURITIES – 100.4%		$653,597
(Cost: $535,109)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(2,629)

NET ASSETS – 100.0%		$650,968

Notes to Schedule of Investments

The following futures contracts were outstanding at December 31, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
Russell 2000 Index	Short	3–16–12	367	$(27,114)	$(505)
S&P MidCap 400 Index	Short	3–16–12	438	(38,426)	(681)

				$(65,540)	$(1,186)

The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JP Morgan Securities LLC	$8,370	Biotech Custom Index	4–12–12	LIBOR less 0.400%	$15

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$635,328	$—	$—
Short-Term Securities	—	18,269	—
Total	$635,328	$18,269	$—
Swap Agreements	$—	$15	$—

Liabilities
Futures Contracts	$1,186	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS

Tax-Managed Equity Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	93.7%
Information Technology	34.2%
Consumer Discretionary	25.0%
Consumer Staples	10.7%
Energy	6.6%
Industrials	6.1%
Health Care	4.0%
Materials	3.7%
Financials	3.4%
Cash and Cash Equivalents	6.3%

Lipper Rankings*

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	397/758	53
3 Year	468/660	71
5 Year	45/571	8
10 Year	4/364	2

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Starbucks Corporation	Consumer Discretionary
Allergan, Inc.	Health Care
MasterCard Incorporated, Class A	Information Technology
Oracle Corporation	Information Technology
Google Inc., Class A	Information Technology
Precision Castparts Corp.	Industrials
Schlumberger Limited	Energy
Intuit Inc.	Information Technology
QUALCOMM Incorporated	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

*Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Before- and After-Tax Returns(1)	1-Year Period Ended 12–31–11		5-Year Period Ended 12–31–11	10-Year Period Ended 12–31–11
Class A
Before Taxes	-7.57%		2.45%	4.47%
After Taxes on Distributions	-7.57%		2.44%	4.47%
After Taxes on Distributions and Sale of Fund Shares	-4.92%	(2)	2.10%	3.90%
Class B
Before Taxes	-6.71%		2.52%	4.11%
After Taxes on Distributions	-6.71%		2.52%	4.11%
After Taxes on Distributions and Sale of Fund Shares	-4.36%	(2)	2.15%	3.58%
Class C
Before Taxes	-2.83%		2.74%	4.11%
After Taxes on Distributions	-2.83%		2.74%	4.11%
After Taxes on Distributions and Sale of Fund Shares	-1.84%	(2)	2.35%	3.58%
Russell 1000 Growth Index(3)	2.64%		2.50%	2.60%

(1)	Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Fund’s most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(2)	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

(3)	Reflects no deduction for fees, expenses or taxes.

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

44	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.3%
Boeing Company (The)	59	$4,306
Precision Castparts Corp.	34	5,635

		9,941

Application Software – 3.1%
Intuit Inc.	101	5,327
salesforce.com, inc. (A)	4	426

		5,753

Asset Management & Custody Banks – 1.6%
T. Rowe Price Group, Inc.	53	3,035

Auto Parts & Equipment – 2.7%
BorgWarner Inc. (A)	31	1,976
Gentex Corporation	104	3,063

		5,039

Automotive Retail – 1.2%
AutoZone, Inc. (A)	7	2,177

Broadcasting – 3.3%
CBS Corporation, Class B	165	4,478
Discovery Holding Company, Class A (A)	44	1,782

		6,260

Casinos & Gaming – 5.3%
Las Vegas Sands, Inc. (A)	114	4,863
Wynn Resorts, Limited	46	5,027

		9,890

Communications Equipment – 2.8%
QUALCOMM Incorporated	96	5,265

Computer Hardware – 7.3%
Apple Inc. (A)	34	13,669

Computer Storage & Peripherals – 0.9%
NetApp, Inc. (A)	47	1,719

Consumer Finance – 1.8%
American Express Company	70	3,312

Data Processing & Outsourced Services – 5.6%
MasterCard Incorporated, Class A	17	6,338
Visa Inc., Class A	42	4,224

		10,562

Fertilizers & Agricultural Chemicals – 1.7%
Monsanto Company	45	3,153

Footwear – 2.3%
NIKE, Inc., Class B	44	4,231

Hotels, Resorts & Cruise Lines – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	26	1,247

Household Products – 1.2%
Colgate-Palmolive Company	25	2,293

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	30	2,520

Industrial Gases – 2.0%
Praxair, Inc.	36	3,858

COMMON STOCKS (Continued)	Shares	Value

Internet Retail – 1.5%
Amazon.com, Inc. (A)	14	$2,506
Groupon, Inc. (A)	17	351

		2,857

Internet Software & Services – 3.1%
Google Inc., Class A (A)	9	5,749

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corporation, Class A (A)	74	4,727

Movies & Entertainment – 1.3%
Walt Disney Company (The)	66	2,468

Oil & Gas Equipment & Services – 6.6%
Halliburton Company	93	3,220
National Oilwell Varco, Inc.	56	3,821
Schlumberger Limited	78	5,342

		12,383

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	21	1,471

Personal Products – 1.9%
Estee Lauder Companies Inc. (The), Class A	32	3,583

Pharmaceuticals – 4.0%
Allergan, Inc.	86	7,554

Railroads – 0.8%
Kansas City Southern (A)	23	1,571

Restaurants – 5.1%
Starbucks Corporation	168	7,729
YUM! Brands, Inc.	32	1,913

		9,642

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	25	1,057
Lam Research Corporation (A)	51	1,877

		2,934

Semiconductors – 3.0%
Altera Corporation	52	1,929
Broadcom Corporation, Class A	68	2,000
Microchip Technology Incorporated	47	1,724

		5,653

Soft Drinks – 3.0%
Coca-Cola Company (The)	49	3,464
PepsiCo, Inc.	30	2,021

		5,485

Specialty Stores – 1.6%
Tiffany & Co.	44	2,915

Systems Software – 4.3%
Oracle Corporation	246	6,310
VMware, Inc., Class A (A)	20	1,672

		7,982

Tobacco – 2.5%
Philip Morris International Inc.	60	4,677

TOTAL COMMON STOCKS – 93.7%		$175,575
(Cost: $146,783)

2011	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 4.8%
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.110%, 1–12–12 (B)	$4,538	$4,538
Wisconsin Electric Power Co., 0.160%, 1–11–12 (B)	4,493	4,493

		9,031

Master Note – 2.0%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	$3,656	3,656

TOTAL SHORT-TERM SECURITIES – 6.8%		$12,687
(Cost: $12,687)

TOTAL INVESTMENT SECURITIES – 100.5%		$188,262
(Cost: $159,470)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(1,006)

NET ASSETS – 100.0%		$187,256

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$175,575	$—	$—
Short-Term Securities	—	12,687	—
Total	$175,575	$12,687	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Value Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	94.7%
Financials	26.9%
Energy	17.4%
Health Care	13.3%
Information Technology	10.1%
Consumer Staples	7.8%
Consumer Discretionary	7.2%
Telecommunication Services	4.0%
Industrials	3.2%
Utilities	3.1%
Materials	1.7%
Cash and Cash Equivalents	5.3%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	460/524	88
3 Year	201/471	43
5 Year	124/418	30
10 Year	122/251	49

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
ConocoPhillips	Energy
Wells Fargo & Company	Financials
ACE Limited	Financials
CVS Corporation	Consumer Staples
AT&T Inc.	Telecommunication Services
WellPoint, Inc.	Health Care
Xerox Corporation	Information Technology
Marathon Oil Corporation	Energy
Marathon Petroleum Corporation	Energy
Regency Energy Partners LP	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.5%
TRW Automotive Holdings Corp. (A)	209	$6,813

Biotechnology – 2.9%
Amgen Inc.	199	12,791

Broadcasting – 1.0%
CBS Corporation, Class B	172	4,671

Cable & Satellite – 2.7%
Time Warner Cable Inc.	184	11,691

Computer Hardware – 2.2%
Hewlett-Packard Company	389	10,031

Consumer Finance – 2.7%
Capital One Financial Corporation	283	11,955

Department Stores – 2.0%
Macy’s Inc. (B)	278	8,936

Diversified Banks – 4.4%
Wells Fargo & Company	719	19,824

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	86	3,179

Drug Retail – 4.3%
CVS Corporation (B)	466	18,995

Electric Utilities – 2.4%
PPL Corporation	361	10,629

Health Care Distributors – 2.9%
McKesson Corporation	166	12,894

Industrial Machinery – 3.2%
Ingersoll-Rand plc	293	8,925
SPX Corporation	89	5,340

		14,265

Integrated Oil & Gas – 4.9%
ConocoPhillips	299	21,774

Integrated Telecommunication Services – 4.0%
AT&T Inc.	598	18,090

Investment Banking & Brokerage – 4.2%
Goldman Sachs Group, Inc. (The)	121	10,924
Morgan Stanley	512	7,742

		18,666

Managed Health Care – 5.0%
Aetna Inc.	137	5,780
WellPoint, Inc.	253	16,761

		22,541

Mortgage REITs – 3.0%
American Capital Agency Corp.	339	9,516
Invesco Mortgage Capital, Inc. (B)	285	4,007

		13,523

Multi-Utilities – 0.7%
PG&E Corporation	80	3,306

COMMON STOCKS (Continued)	Shares	Value

Office Electronics – 3.7%
Xerox Corporation	2,019	$16,070

Oil & Gas Exploration & Production – 3.5%
Marathon Oil Corporation	529	15,487

Oil & Gas Refining & Marketing – 3.2%
Marathon Petroleum Corporation	427	14,226

Oil & Gas Storage & Transportation – 5.8%
MarkWest Energy Partners, L.P. (B)	225	12,405
Regency Energy Partners LP	553	13,751

		26,156

Other Diversified Financial Services – 3.0%
Bank of America Corporation	1,222	6,792
Citigroup Inc.	254	6,691

		13,483

Pharmaceuticals – 2.5%
Johnson & Johnson	174	11,385

Property & Casualty Insurance – 6.4%
ACE Limited	275	19,254
XL Group plc	462	9,132

		28,386

Regional Banks – 1.0%
SunTrust Banks, Inc.	253	4,475

Reinsurance – 2.2%
RenaissanceRe Holdings Ltd.	131	9,735

Semiconductors – 2.2%
Freescale Semiconductor, Inc. (A)	770	9,746

Soft Drinks – 2.1%
Dr Pepper Snapple Group, Inc.	241	9,519

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	135	4,376

Systems Software – 2.0%
Symantec Corporation (A)	580	9,077

Tobacco – 1.4%
Philip Morris International Inc.	82	6,404

TOTAL COMMON STOCKS – 94.7%		$423,099
(Cost: $406,837)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.7%
Cisco Systems, Inc., 0.070%, 1–10–12 (C)	$4,000	4,000
McCormick & Co. Inc., 0.090%, 1–3–12 (C)	2,883	2,883
Nestle Finance International Ltd., 0.070%, 1–23–12 (C)	5,000	5,000
Royal Bank of Scotland plc (The), 0.250%, 1–4–12 (C)	4,723	4,723

		16,606

48	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.136%, 1-3-12 (D)	$5,836	$5,836

TOTAL SHORT-TERM SECURITIES – 5.0%		$22,442
(Cost: $22,442)

TOTAL INVESTMENT SECURITIES – 99.7%		$445,541
(Cost: $429,279)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,301

NET ASSETS – 100.0%		$446,842

Notes to Schedule of Investments

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	N/A	Put	262	January 2012	$40.00	$30	$(19)
CVS Corporation:	N/A	Call	588	January 2012	39.00	35	(125)
	N/A	Call	588	January 2012	40.00	25	(81)
	N/A	Call	1,176	January 2012	41.00	34	(92)
Invesco Mortgage Capital, Inc.	N/A	Call	2,852	January 2012	15.00	54	(7)
Macy’s Inc.	N/A	Call	464	January 2012	36.00	17	(3)
MarkWest Energy Partners, L.P.	N/A	Call	225	January 2012	57.50	15	(2)

						$210	$(329)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$423,099	$—	$—
Short-Term Securities	—	22,442	—
Total	$423,099	$22,442	$—

Liabilities
Written Options	$329	$—	$—

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	49

PORTFOLIO HIGHLIGHTS

Vanguard Fund	ALL DATA IS AS OF DECEMBER 31, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.1%
Information Technology	32.3%
Consumer Discretionary	26.6%
Consumer Staples	9.5%
Energy	9.0%
Materials	6.9%
Industrials	5.9%
Health Care	5.4%
Financials	1.5%
Cash and Cash Equivalents	2.9%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	99/758	14
3 Year	483/660	74
5 Year	144/571	26
10 Year	29/364	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Allergan, Inc.	Health Care
MasterCard Incorporated, Class A	Information Technology
Starbucks Corporation	Consumer Discretionary
Google Inc., Class A	Information Technology
Precision Castparts Corp.	Industrials
CBS Corporation, Class B	Consumer Discretionary
Wynn Resorts, Limited	Consumer Discretionary
National Oilwell Varco, Inc.	Energy
Schlumberger Limited	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

50	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.6%
Boeing Company (The)	96	$7,071
Precision Castparts Corp.	329	54,232

		61,303

Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	90	3,695

Application Software – 2.8%
Intuit Inc.	699	36,760

Asset Management & Custody Banks – 1.5%
T. Rowe Price Group, Inc.	347	19,784

Auto Parts & Equipment – 3.5%
BorgWarner Inc. (A)	286	18,249
Gentex Corporation	933	27,604

		45,853

Automotive Retail – 3.3%
AutoZone, Inc. (A)	102	33,147
O’Reilly Automotive, Inc. (A)	119	9,474

		42,621

Broadcasting – 3.9%
CBS Corporation, Class B	1,857	50,394

Casinos & Gaming – 4.6%
Las Vegas Sands, Inc. (A)	229	9,802
Wynn Resorts, Limited	447	49,356

		59,158

Communications Equipment – 2.5%
Juniper Networks, Inc. (A)	229	4,666
QUALCOMM Incorporated	508	27,793

		32,459

Computer Hardware – 7.2%
Apple Inc. (A)	228	92,462

Computer Storage & Peripherals – 0.1%
NetApp, Inc. (A)	31	1,113

Data Processing & Outsourced Services – 6.6%
MasterCard Incorporated, Class A	167	62,336
Visa Inc., Class A	230	23,372

		85,708

Environmental & Facilities Services – 0.5%
Stericycle, Inc. (A)	76	5,899

Fertilizers & Agricultural Chemicals – 3.3%
Monsanto Company	615	43,072

Footwear – 2.5%
NIKE, Inc., Class B	329	31,735

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	207	9,949

Household Products – 0.5%
Colgate-Palmolive Company	70	6,430

Industrial Conglomerates – 0.1%
Danaher Corporation	16	767

Industrial Gases – 3.6%
Praxair, Inc.	426	45,518

COMMON STOCKS (Continued)	Shares	Value

Internet Retail – 0.5%
Amazon.com, Inc. (A)	35	$6,041

Internet Software & Services – 4.5%
Google Inc., Class A (A)	90	58,260

IT Consulting & Other Services – 3.4%
Cognizant Technology Solutions Corporation, Class A (A)	676	43,454

Oil & Gas Equipment & Services – 9.0%
Halliburton Company	644	22,221
National Oilwell Varco, Inc.	698	47,450
Schlumberger Limited	687	46,962

		116,633

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	201	13,787

Personal Products – 2.4%
Estee Lauder Companies Inc. (The), Class A	280	31,461

Pharmaceuticals – 5.4%
Allergan, Inc.	794	69,639

Railroads – 0.4%
Kansas City Southern (A)	75	5,080

Restaurants – 6.8%
McDonald’s Corporation	289	28,995
Starbucks Corporation	1,297	59,684

		88,679

Semiconductor Equipment – 0.2%
Lam Research Corporation (A)	65	2,403

Semiconductors – 2.5%
ARM Holdings plc, ADR	187	5,163
Broadcom Corporation, Class A	103	3,021
Microchip Technology Incorporated	660	24,179

		32,363

Soft Drinks – 2.0%
Coca-Cola Company (The)	364	25,441

Specialty Stores – 0.7%
Tiffany & Co.	146	9,694

Systems Software – 2.5%
Oracle Corporation	709	18,176
VMware, Inc., Class A (A)	163	13,593

		31,769

Tobacco – 3.5%
Philip Morris International Inc.	589	46,210

TOTAL COMMON STOCKS – 97.1%		$1,255,594
(Cost: $949,166)

2011	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 2.4%
Clorox Co., 0.390%, 1–20–12 (B)	$5,000	$4,999
General Electric Capital Corporation, 0.020%, 1–23–12 (B)	1,000	1,000
General Mills, Inc., 0.190%, 1–9–12 (B)	5,000	5,000
Kellogg Co., 0.190%, 1–6–12 (B)	4,645	4,645
Prudential Funding LLC, 0.070%, 1–3–12 (B)	5,942	5,941
Royal Bank of Scotland plc (The), 0.250%, 1–4–12 (B)	4,347	4,347
St. Jude Medical, Inc., 0.150%, 1–12–12 (B)	1,852	1,852
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.110%, 1–12–12 (B)	3,000	3,000

		30,784

SHORT-TERM SECURITIES (Continued)	Principal	Value

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	$4,275	$4,275

Municipal Obligations - Taxable – 0.4%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.040%, 1–3–12 (C)	5,086	5,086

TOTAL SHORT-TERM SECURITIES – 3.1%		$40,145
(Cost: $40,145)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,295,739
(Cost: $989,311)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(2,650)

NET ASSETS – 100.0%		$1,293,089

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,255,594	$—	$—
Short-Term Securities	—	40,145	—
Total	$1,255,594	$40,145	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2011

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2011 (UNAUDITED)

(In thousands, except per share amounts)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,111,717	$2,418,049	$613,543	$2,727,382	$689,152	$219,064	$455,210
Bullion at market value+	—	357,780	—	—	—	—	—
Investments at Market Value	1,111,717	2,775,829	613,543	2,727,382	689,152	219,064	455,210
Cash	314	28	1	— *	1	3	— *
Restricted cash+	—	1,377	—	—	—	—	9,158
Investment securities sold receivable	854	2,177	—	—	—	—	—
Dividends and interest receivable	478	3,677	2,207	3,072	1,910	83	1,381
Capital shares sold receivable	312	2,259	686	1,801	595	206	258
Unrealized appreciation on forward foreign currency contracts	—	10,588	—	—	—	—	3,510
Prepaid and other assets	74	125	66	123	48	44	56
Total Assets	1,113,749	2,796,060	616,503	2,732,378	691,706	219,400	469,573

LIABILITIES
Investment securities purchased payable	5,449	13,935	—	—	—	—	—
Capital shares redeemed payable	2,442	4,191	1,445	6,731	1,050	357	829
Trustees and Chief Compliance Officer fees payable	239	193	134	577	41	10	102
Distribution and service fees payable	15	43	9	38	10	3	6
Shareholder servicing payable	261	689	130	625	220	102	158
Investment management fee payable	40	99	23	95	26	10	21
Accounting services fee payable	21	22	14	22	14	8	11
Unrealized depreciation on swap agreements	—	—	—	—	—	—	92
Written options at market value+	148	4,953	—	—	—	—	—
Other liabilities	25	145	17	50	19	13	26
Total Liabilities	8,640	24,270	1,772	8,138	1,380	503	1,245
Total Net Assets	$1,105,109	$2,771,790	$614,731	$2,724,240	$690,326	$218,897	$468,328

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,185,003	$2,777,136	$532,000	$2,215,745	$655,772	$209,333	$533,278
Undistributed (distributions in excess of) net investment income	(827)	(898)	(125)	(1,244)	26	(702)	(3,267)
Accumulated net realized loss	(236,006)	(574,844)	(46,297)	(30,850)	(90,190)	(42,243)	(79,697)
Net unrealized appreciation	156,939	570,396	129,153	540,589	124,718	52,509	18,014
Total Net Assets	$1,105,109	$2,771,790	$614,731	$2,724,240	$690,326	$218,897	$468,328

CAPITAL SHARES OUTSTANDING:
Class A	147,545	305,455	73,232	467,135	48,072	17,157	48,743
Class B	1,511	7,913	810	3,455	732	321	308
Class C	854	8,466	818	2,634	754	362	232
Class Y	572	6,240	426	5,045	112	170	4,289

NET ASSET VALUE PER SHARE:
Class A	$7.35	$8.46	$8.17	$5.70	$13.90	$12.17	$8.75
Class B	6.68	8.27	8.15	5.16	13.73	11.44	8.15
Class C	6.75	8.29	8.16	5.22	13.77	11.65	8.41
Class Y	7.37	8.49	8.17	5.72	13.91	12.49	8.75

+COST
Investments in unaffiliated securities at cost	$954,750	$2,002,635	$484,390	$2,186,780	$564,434	$166,555	$440,974
Bullion at cost	—	216,298	—	—	—	—	—
Restricted cash at cost	—	1,355	—	—	—	—	—
Written options premiums received at cost	121	7,902	—	—	—	—	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	53

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2011 (UNAUDITED)

(In thousands, except per share amounts)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax- Managed Equity Fund	Value Fund	Vanguard Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,351,995	$1,574,669	$653,597	$188,262	$445,541	$1,295,739
Investments in affiliated securities at market value+	—	467,027	—	—	—	—
Investments at Market Value	1,351,995	2,041,696	653,597	188,262	445,541	1,295,739
Cash	1	—	353	1	53	—
Investment securities sold receivable	1,569	557	553	—	1,123	511
Dividends and interest receivable	508	199	96	149	1,197	981
Capital shares sold receivable	1,070	1,368	545	175	710	1,023
Unrealized appreciation on swap agreements	—	—	15	—	—	—
Variation margin receivable	—	—	252	—	—	—
Prepaid and other assets	70	77	56	22	52	92
Total Assets	1,355,213	2,043,897	655,467	188,609	448,676	1,298,346

LIABILITIES
Investment securities purchased payable	1,989	6,607	2,976	717	486	2,647
Capital shares redeemed payable	2,303	4,311	1,086	571	744	1,942
Trustees and Chief Compliance Officer fees payable	153	294	93	10	52	210
Overdraft due to custodian	—	1	—	—	—	2
Distribution and service fees payable	19	28	9	3	7	17
Shareholder servicing payable	415	561	271	31	171	343
Investment management fee payable	61	92	30	7	17	47
Accounting services fee payable	22	22	14	6	11	22
Written options at market value+	237	1,088	—	—	329	—
Other liabilities	30	68	20	8	17	27
Total Liabilities	5,229	13,072	4,499	1,353	1,834	5,257
Total Net Assets	$1,349,984	$2,030,825	$650,968	$187,256	$446,842	$1,293,089

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,116,834	$1,858,741	$544,713	$157,787	$446,782	$1,013,942
Undistributed (distributions in excess of) net investment income	(4,884)	(12,120)	(4,354)	29	3,494	582
Accumulated net realized gain (loss)	31,945	(31,105)	(6,707)	648	(19,577)	(27,863)
Net unrealized appreciation	206,089	215,309	117,316	28,792	16,143	306,428
Total Net Assets	$1,349,984	$2,030,825	$650,968	$187,256	$446,842	$1,293,089

CAPITAL SHARES OUTSTANDING:
Class A	139,667	216,086	45,753	15,055	39,074	146,399
Class B	2,039	3,315	1,239	85	709	1,521
Class C	1,385	1,688	853	284	579	880
Class Y	4,367	7,152	1,705	N/A	268	7,933

NET ASSET VALUE PER SHARE:
Class A	$9.17	$8.91	$13.18	$12.17	$11.01	$8.25
Class B	7.47	7.17	11.31	11.00	10.56	6.97
Class C	7.63	7.23	11.68	10.98	10.66	7.04
Class Y	9.82	9.65	14.14	N/A	11.03	8.56

+COST
Investments in unaffiliated securities at cost	$1,146,210	$1,401,373	$535,109	$159,470	$429,279	$989,311
Investments in affiliated securities at cost	—	425,122	—	—	—	—
Written options premiums received at cost	540	1,198	—	—	210	—

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2011

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)

(In thousands)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$6,183	$26,062	$4,559	$21,869	$10,006	$1,105	$4,308
Foreign dividend withholding tax	(18)	(77)	— *	—	—	(26)	(611)
Interest and amortization from unaffiliated securities	60	849	3,459	82	28	5	50
Total Investment Income	6,225	26,834	8,018	21,951	10,034	1,084	3,747
EXPENSES
Investment management fee	3,986	9,884	2,191	9,130	2,437	986	2,155
Distribution and service fees:
Class A	1,408	3,536	758	3,411	841	276	570
Class B	59	380	37	96	56	20	15
Class C	31	394	32	71	55	24	11
Shareholder servicing:
Class A	1,245	3,075	626	2,879	1,026	492	749
Class B	43	157	21	69	38	18	15
Class C	16	110	12	32	26	12	7
Class Y	3	52	4	23	1	2	35
Registration fees	36	77	37	58	45	36	35
Custodian fees	30	272	14	48	13	7	43
Trustees and Chief Compliance Officer fees	2	47	1	19	12	4	3
Accounting services fee	130	130	83	130	89	45	71
Professional fees	48	140	33	82	32	22	36
Other	27	124	15	52	32	34	22
Total Expenses	7,064	18,378	3,864	16,100	4,703	1,978	3,767
Less:
Expenses in excess of limit	(299)	(51)	(63)	(316)	—	—	(76)
Total Net Expenses	6,765	18,327	3,801	15,784	4,703	1,978	3,691
Net Investment Income (Loss)	(540)	8,507	4,217	6,167	5,331	(894)	56

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(8,949)	(51,029)	7,772	(19,563)	358	(5,207)	11,517
Investments in affiliated securities	—	(4,711)	—	—	—	—	—
Futures contracts	—	(22,569)	—	—	—	—	—
Written options	901	27,859	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	(1,978)
Forward foreign currency contracts	—	(19,272)	—	—	—	—	—
Foreign currency exchange transactions	9	9,878	—	81	—	—	153
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(79,357)	(450,393)	(35,403)	(207,780)	(76,808)	(35,073)	(91,870)
Investments in affiliated securities	—	2,659	—	—	—	—	—
Written options	(247)	2,887	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	397
Forward foreign currency contracts	—	16,999	—	—	—	—	3,510
Foreign currency exchange transactions	(1)	(156)	—	(94)	—	—	(159)
Net Realized and Unrealized Loss	(87,644)	(487,848)	(27,631)	(227,356)	(76,450)	(40,280)	(78,430)
Net Decrease in Net Assets Resulting from Operations	$(88,184)	$(479,341)	$(23,414)	$(221,189)	$(71,119)	$(41,174)	$(78,374)
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	55

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)

(In thousands)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax- Managed Equity Fund	Value Fund	Vanguard Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$5,162	$3,540	$1,080	$1,136	$6,038	$8,800
Dividends from affiliated securities	—	299	—	—	—	—
Foreign dividend withholding tax	—	(48)	(4)	(1)	(81)	—
Interest and amortization from unaffiliated securities	13	452	11	5	19	18
Total Investment Income	5,175	4,243	1,087	1,140	5,976	8,818
EXPENSES
Investment management fee	5,818	9,087	2,898	614	1,562	4,523
Distribution and service fees:
Class A	1,619	2,574	788	231	535	1,521
Class B	83	135	81	6	43	58
Class C	57	66	55	16	35	33
Shareholder servicing:
Class A	1,951	2,552	1,242	140	791	1,587
Class B	58	91	63	2	35	45
Class C	28	33	26	5	19	20
Class Y	41	56	19	N/A	2	60
Registration fees	52	51	41	27	46	48
Custodian fees	26	123	17	4	14	21
Trustees and Chief Compliance Officer fees	9	3	1	3	2	10
Accounting services fee	130	130	88	36	66	130
Professional fees	54	80	41	18	32	50
Other	61	88	37	10	65	36
Total Expenses	9,987	15,069	5,397	1,112	3,247	8,142
Less:
Expenses in excess of limit	(101)	(101)	(68)	(13)	(22)	(151)
Total Net Expenses	9,886	14,968	5,329	1,099	3,225	7,991
Net Investment Income (Loss)	(4,711)	(10,725)	(4,242)	41	2,751	827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	63,335	(65,930)	7,434	3,529	319	(2,870)
Investments in affiliated securities	—	63,718	—	—	—	—
Futures contracts	—	—	(2,009)	—	—	—
Written options	2,961	1,586	300	—	1,013	—
Swap agreements	—	—	(2,274)	—	—	—
Foreign currency exchange transactions	8	(666)	(2)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(204,507)	(147,854)	(115,894)	(17,839)	(60,766)	(51,196)
Investments in affiliated securities	—	(126,299)	—	—	—	—
Futures contracts	—	—	(1,186)	—	—	—
Written options	(28)	110	—	—	(215)	—
Swap agreements	—	—	(570)	—	—	—
Foreign currency exchange transactions	1	179	— *	—	—	—
Net Realized and Unrealized Loss	(138,230)	(275,156)	(114,201)	(14,310)	(59,649)	(54,066)
Net Decrease in Net Assets Resulting from Operations	$(142,941)	$(285,881)	$(118,443)	$(14,269)	$(56,898)	$(53,239)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2011

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Accumulative Fund		Asset Strategy Fund		Continental Income Fund
(In thousands)	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(540)	$408	$8,507	$23,784	$4,217	$8,053
Net realized gain (loss) on investments	(8,039)	107,962	(59,844)	136,148	7,772	23,156
Net change in unrealized appreciation (depreciation)	(79,605)	235,128	(428,004)	589,028	(35,403)	121,359
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,184)	343,498	(479,341)	748,960	(23,414)	152,568
Distributions to Shareholders From:
Net investment income:
Class A	(342)	(1,993)	(30,908)	(29,147)	(5,280)	(7,673)
Class B	—	—	(161)	(204)	(15)	(22)
Class C	—	—	(246)	(242)	(26)	(21)
Class Y	(8)	(19)	(802)	(684)	(66)	(90)
Net realized gains:
Class A	—	—	—	—	(12,044)	(28,209)
Class B	—	—	—	—	(139)	(437)
Class C	—	—	—	—	(134)	(267)
Class Y	—	—	—	—	(130)	(259)
Total Distributions to Shareholders	(350)	(2,012)	(32,117)	(30,277)	(17,834)	(36,978)
Capital Share Transactions	(78,591)	(131,945)	(129,757)	(266,624)	(20,019)	(10,734)
Net Increase (Decrease) in Net Assets	(167,125)	209,541	(641,215)	452,059	(61,267)	104,856
Net Assets, Beginning of Period	1,272,234	1,062,693	3,413,005	2,960,946	675,998	571,142
Net Assets, End of Period	$1,105,109	$1,272,234	$2,771,790	$3,413,005	$614,731	$675,998
Undistributed (distributions in excess of) net investment income	$(827)	$53	$(898)	$12,834	$(125)	$1,045

	Core Investment Fund		Dividend Opportunities Fund		Energy Fund
(In thousands)	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,167	$9,499	$5,331	$6,337	$(894)	$(1,777)
Net realized gain (loss) on investments	(19,482)	260,063	358	14,525	(5,207)	(3,060)
Net change in unrealized appreciation (depreciation)	(207,874)	617,686	(76,808)	183,656	(35,073)	92,480
Net Increase (Decrease) in Net Assets Resulting from Operations	(221,189)	887,248	(71,119)	204,518	(41,174)	87,643
Distributions to Shareholders From:
Net investment income:
Class A	(10,566)	(6,150)	(5,786)	(6,920)	—	—
Class B	—	—	(30)	(30)	—	—
Class C	—	—	(41)	(49)	—	—
Class Y	(163)	(108)	(17)	(22)	—	—
Net realized gains:
Class A	(134,264)	—	—	—	—	—
Class B	(1,003)	—	—	—	—	—
Class C	(750)	—	—	—	—	—
Class Y	(1,434)	—	—	—	—	—
Total Distributions to Shareholders	(148,180)	(6,258)	(5,874)	(7,021)	—	—
Capital Share Transactions	(1,990)	(211,610)	(10,552)	(7,958)	(11,991)	(4,576)
Net Increase (Decrease) in Net Assets	(371,359)	669,380	(87,545)	189,539	(53,165)	83,067
Net Assets, Beginning of Period	3,095,599	2,426,219	777,871	588,332	272,062	188,995
Net Assets, End of Period	$2,724,240	$3,095,599	$690,326	$777,871	$218,897	$272,062
Undistributed (distributions in excess of) net investment income	$(1,244)	$3,237	$26	$569	$(702)	$192

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	International Growth Fund		New Concepts Fund		Science and Technology Fund
(In thousands)	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$56	$8,536	$(4,711)	$(4,684)	$(10,725)	$(20,587)
Net realized gain (loss) on investments	9,692	61,687	66,304	254,115	(1,292)	167,873
Net change in unrealized appreciation (depreciation)	(88,122)	103,205	(204,534)	228,753	(273,864)	472,146
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,374)	173,428	(142,941)	478,184	(285,881)	619,432
Distributions to Shareholders From:
Net investment income:
Class A	(7,249)	(3,392)	—	—	—	—
Class B	(11)	—	—	—	—	—
Class C	(13)	—	—	—	—	—
Class Y	(796)	(635)	—	—	—	—
Net realized gains:
Class A	—	—	(229,283)	(47,698)	(166,102)	(44,472)
Class B	—	—	(3,184)	(668)	(2,279)	(888)
Class C	—	—	(2,177)	(365)	(1,140)	(354)
Class Y	—	—	(7,355)	(1,360)	(5,692)	(1,425)
Total Distributions to Shareholders	(8,069)	(4,027)	(241,999)	(50,091)	(175,213)	(47,139)
Capital Share Transactions	(39,150)	(60,175)	183,309	42,303	47,010	(129,741)
Net Increase (Decrease) in Net Assets	(125,593)	109,226	(201,631)	470,396	(414,084)	442,552
Net Assets, Beginning of Period	593,921	484,695	1,551,615	1,081,219	2,444,909	2,002,357
Net Assets, End of Period	$468,328	$593,921	$1,349,984	$1,551,615	$2,030,825	$2,444,909
Undistributed (distributions in excess of) net investment income	$(3,267)	$4,594	$(4,884)	$(182)	$(12,120)	$(729)

	Small Cap Fund		Tax-Managed Equity Fund
(In thousands)	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(4,242)	$(7,674)	$41	$90
Net realized gain on investments	3,449	133,225	3,529	14,766
Net change in unrealized appreciation (depreciation)	(117,650)	132,410	(17,839)	31,783
Net Increase (Decrease) in Net Assets Resulting from Operations	(118,443)	257,961	(14,269)	46,639
Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	(291)
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	N/A	N/A
Net realized gains:
Class A	(59,386)	—	—	—
Class B	(1,636)	—	—	—
Class C	(1,112)	—	—	—
Class Y	(2,226)	—	N/A	N/A
Total Distributions to Shareholders	(64,360)	—	—	(291)
Capital Share Transactions	38,228	(199,545)	1,498	16,034
Net Increase (Decrease) in Net Assets	(144,575)	58,416	(12,771)	62,382
Net Assets, Beginning of Period	795,543	737,127	200,027	137,645
Net Assets, End of Period	$650,968	$795,543	$187,256	$200,027
Undistributed (distributions in excess of) net investment income	$(4,354)	$(111)	$29	$(12)

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2011

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Value Fund		Vanguard Fund
(In thousands)	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11	Six months ended 12-31-11 (Unaudited)	Year ended 6-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,751	$475	$827	$(1,123)
Net realized gain (loss) on investments	1,332	36,641	(2,870)	126,782
Net change in unrealized appreciation (depreciation)	(60,981)	60,297	(51,196)	216,459
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,898)	97,413	(53,239)	342,118
Distributions to Shareholders From:
Net investment income:
Class A	(4,371)	—	—	(600)
Class B	(13)	—	—	—
Class C	(18)	—	—	—
Class Y	(49)	—	—	(132)
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	—	—
Total Distributions to Shareholders	(4,451)	—	—	(732)
Capital Share Transactions	11,948	27,157	(61,757)	(18,878)
Net Increase (Decrease) in Net Assets	(49,401)	124,570	(114,996)	322,508
Net Assets, Beginning of Period	496,243	371,673	1,408,085	1,085,577
Net Assets, End of Period	$446,842	$496,243	$1,293,089	$1,408,085
Undistributed (distributions in excess of) net investment income	$3,494	$5,194	$582	$(245)

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$7.90	$0.00	(3)	$(0.55)	$(0.55)	$— *	$—	$— *
Year ended 6-30-2011	5.93	0.00	(3)	1.98	1.98	(0.01)	—	(0.01)
Year ended 6-30-2010	5.43	0.03	(3)	0.50	0.53	(0.03)	—	(0.03)
Year ended 6-30-2009	7.96	0.04	(3)	(2.54)	(2.50)	(0.03)	—	(0.03)
Year ended 6-30-2008	8.42	0.02		(0.46)	(0.44)	(0.02)	—	(0.02)
Year ended 6-30-2007	6.83	0.03		1.59	1.62	(0.03)	—	(0.03)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	7.22	(0.05	)(3)	(0.49)	(0.54)	—	—	—
Year ended 6-30-2011	5.47	(0.08	)(3)	1.83	1.75	—	—	—
Year ended 6-30-2010	5.05	(0.05	)(3)	0.47	0.42	—	—	—
Year ended 6-30-2009	7.46	(0.03	)(3)	(2.38)	(2.41)	—	—	—
Year ended 6-30-2008	7.95	(0.14)		(0.35)	(0.49)	—	—	—
Year ended 6-30-2007	6.49	(0.10)		1.56	1.46	—	—	—
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	7.29	(0.04	)(3)	(0.50)	(0.54)	—	—	—
Year ended 6-30-2011	5.52	(0.07	)(3)	1.84	1.77	—	—	—
Year ended 6-30-2010	5.09	(0.04	)(3)	0.47	0.43	—	—	—
Year ended 6-30-2009	7.50	(0.03	)(3)	(2.38)	(2.41)	—	—	—
Year ended 6-30-2008	7.99	(0.13)		(0.36)	(0.49)	—	—	—
Year ended 6-30-2007	6.52	(0.09)		1.56	1.47	—	—	—
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	7.92	0.01	(3)	(0.55)	(0.54)	(0.01)	—	(0.01)
Year ended 6-30-2011	5.94	0.03	(3)	1.98	2.01	(0.03)	—	(0.03)
Year ended 6-30-2010	5.44	0.04	(3)	0.50	0.54	(0.04)	—	(0.04)
Year ended 6-30-2009	7.99	0.05	(3)	(2.55)	(2.50)	(0.05)	—	(0.05)
Year ended 6-30-2008	8.43	0.04		(0.45)	(0.41)	(0.03)	—	(0.03)
Year ended 6-30-2007	6.85	0.05		1.59	1.64	(0.06)	—	(0.06)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

60	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$7.35	-6.93%	$1,085	1.16	%(4)	-0.08	%(4)	1.21	%(4)	-0.13	%(4)	23%
Year ended 6-30-2011	7.90	33.44	1,246	1.16		0.05		1.21		0.00		42
Year ended 6-30-2010	5.93	9.66	1,035	1.18		0.36		1.23		0.31		51
Year ended 6-30-2009	5.43	-31.42	1,132	1.21		0.60		1.25		0.56		64
Year ended 6-30-2008	7.96	-5.22	1,786	1.08		0.29		1.11		0.26		62
Year ended 6-30-2007	8.42	23.70	1,995	1.11		0.39		1.13		0.37		67
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	6.68	-7.48	10	2.45	(4)	-1.37	(4)	2.48	(4)	-1.40	(4)	23
Year ended 6-30-2011	7.22	31.99	15	2.34		-1.14		2.37		-1.17		42
Year ended 6-30-2010	5.47	8.32	18	2.36		-0.81		2.39		-0.84		51
Year ended 6-30-2009	5.05	-32.22	23	2.39		-0.58		2.42		-0.61		64
Year ended 6-30-2008	7.46	-6.29	46	2.11		-0.73		2.14		-0.76		62
Year ended 6-30-2007	7.95	22.50	60	2.16		-0.65		2.18		-0.67		67
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	6.75	-7.41	6	2.22	(4)	-1.13	(4)	2.25	(4)	-1.16	(4)	23
Year ended 6-30-2011	7.29	32.07	7	2.20		-0.99		2.23		-1.02		42
Year ended 6-30-2010	5.52	8.45	7	2.23		-0.68		2.26		-0.71		51
Year ended 6-30-2009	5.09	-32.13	8	2.28		-0.46		2.31		-0.49		64
Year ended 6-30-2008	7.50	-6.13	14	2.06		-0.68		2.09		-0.71		62
Year ended 6-30-2007	7.99	22.55	18	2.11		-0.60		2.13		-0.62		67
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	7.37	-6.76	4	0.87	(4)	0.22	(4)	0.90	(4)	0.19	(4)	23
Year ended 6-30-2011	7.92	33.91	5	0.86		0.35		0.89		0.32		42
Year ended 6-30-2010	5.94	9.87	3	0.87		0.67		0.90		0.64		51
Year ended 6-30-2009	5.44	-31.17	3	0.97		0.85		1.00		0.82		64
Year ended 6-30-2008	7.99	-4.99	5	0.85		0.53		0.88		0.50		62
Year ended 6-30-2007	8.43	23.93	5	0.86		0.65		0.88		0.63		67

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$9.98	$0.03	(3)	$(1.45)	$(1.42)	$(0.10)	$—	$(0.10)
Year ended 6-30-2011	7.98	0.07	(3)	2.02	2.09	(0.09)	—	(0.09)
Year ended 6-30-2010	7.40	0.06	(3)	0.55	0.61	(0.03)	—	(0.03)
Year ended 6-30-2009	12.72	0.12	(3)	(3.05)	(2.93)	(0.05)	(2.34)	(2.39)
Year ended 6-30-2008	10.59	0.05		2.87	2.92	(0.10)	(0.69)	(0.79)
Year ended 6-30-2007	10.49	0.12		1.45	1.57	(0.03)	(1.44)	(1.47)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	9.71	(0.02	)(3)	(1.40)	(1.42)	(0.02)	—	(0.02)
Year ended 6-30-2011	7.77	(0.01	)(3)	1.97	1.96	(0.02)	—	(0.02)
Year ended 6-30-2010	7.25	(0.02	)(3)	0.54	0.52	—	—	—
Year ended 6-30-2009	12.55	0.04	(3)	(3.01)	(2.97)	—	(2.33)	(2.33)
Year ended 6-30-2008	10.43	(0.04)		2.84	2.80	—	(0.68)	(0.68)
Year ended 6-30-2007	10.41	0.05		1.41	1.46	—	(1.44)	(1.44)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	9.74	(0.01	)(3)	(1.41)	(1.42)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.79	0.00	(3)	1.97	1.97	(0.02)	—	(0.02)
Year ended 6-30-2010	7.27	(0.01	)(3)	0.53	0.52	—	—	—
Year ended 6-30-2009	12.56	0.04	(3)	(2.99)	(2.95)	—	(2.34)	(2.34)
Year ended 6-30-2008	10.44	(0.04)		2.85	2.81	—	(0.69)	(0.69)
Year ended 6-30-2007	10.41	0.05		1.42	1.47	—	(1.44)	(1.44)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	10.03	0.04	(3)	(1.45)	(1.41)	(0.13)	—	(0.13)
Year ended 6-30-2011	8.00	0.10	(3)	2.03	2.13	(0.10)	—	(0.10)
Year ended 6-30-2010	7.44	0.09	(3)	0.54	0.63	(0.07)	—	(0.07)
Year ended 6-30-2009	12.75	0.15	(3)	(3.06)	(2.91)	(0.06)	(2.34)	(2.40)
Year ended 6-30-2008	10.61	0.09		2.88	2.97	(0.14)	(0.69)	(0.83)
Year ended 6-30-2007	10.51	0.12		1.47	1.59	(0.05)	(1.44)	(1.49)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

62	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.46	-14.23%	$2,583	1.17	%(4)	0.60	%(4)	1.17	%(4)	0.60	%(4)	17%
Year ended 6-30-2011	9.98	26.27	3,162	1.14		0.77		1.14		0.77		72
Year ended 6-30-2010	7.98	8.23	2,724	1.17		0.71		1.17		0.71		108
Year ended 6-30-2009	7.40	-21.19	2,461	1.20		1.34		1.20		1.34		304
Year ended 6-30-2008	12.72	27.85	3,178	1.15		0.53		1.15		0.53		110
Year ended 6-30-2007	10.59	16.77	2,048	1.20		1.39		1.20		1.39		118
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	8.27	-14.63	65	2.12	(4)	-0.38	(4)	2.12	(4)	-0.38	(4)	17
Year ended 6-30-2011	9.71	25.22	90	2.05		-0.13		2.05		-0.13		72
Year ended 6-30-2010	7.77	7.17	102	2.06		-0.20		2.06		-0.20		108
Year ended 6-30-2009	7.25	-21.94	114	2.08		0.43		2.08		0.43		304
Year ended 6-30-2008	12.55	26.94	183	1.99		-0.33		1.99		-0.33		110
Year ended 6-30-2007	10.43	15.73	147	2.07		0.51		2.07		0.51		118
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	8.29	-14.60	70	1.98	(4)	-0.23	(4)	1.98	(4)	-0.23	(4)	17
Year ended 6-30-2011	9.74	25.36	90	1.95		-0.04		1.95		-0.04		72
Year ended 6-30-2010	7.79	7.15	87	1.98		-0.10		1.98		-0.10		108
Year ended 6-30-2009	7.27	-21.79	85	2.01		0.51		2.01		0.51		304
Year ended 6-30-2008	12.56	26.95	124	1.95		-0.28		1.95		-0.28		110
Year ended 6-30-2007	10.44	15.82	87	2.02		0.56		2.02		0.56		118
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.49	-14.09	53	0.85	(4)	0.81	(4)	0.85	(4)	0.81	(4)	17
Year ended 6-30-2011	10.03	26.77	71	0.84		1.08		0.84		1.08		72
Year ended 6-30-2010	8.00	8.40	49	0.87		1.01		0.87		1.01		108
Year ended 6-30-2009	7.44	-20.92	44	0.88		1.71		0.88		1.71		304
Year ended 6-30-2008	12.75	28.31	25	0.89		0.81		0.89		0.81		110
Year ended 6-30-2007	10.61	17.01	15	0.91		1.75		0.91		1.75		118

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CONTINENTAL INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.70	$0.06	(3)	$(0.35)	$(0.29)	$(0.07)	$(0.17)	$(0.24)
Year ended 6-30-2011	7.23	0.10	(3)	1.86	1.96	(0.10)	(0.39)	(0.49)
Year ended 6-30-2010	6.57	0.09	(3)	0.65	0.74	(0.08)	—	(0.08)
Year ended 6-30-2009	7.97	0.11	(3)	(1.30)	(1.19)	(0.12)	(0.09)	(0.21)
Year ended 6-30-2008	8.34	0.11		0.02	0.13	(0.12)	(0.38)	(0.50)
Year ended 6-30-2007	7.69	0.11		0.86	0.97	(0.10)	(0.22)	(0.32)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	8.68	0.01	(3)	(0.35)	(0.34)	(0.02)	(0.17)	(0.19)
Year ended 6-30-2011	7.22	0.02	(3)	1.85	1.87	(0.02)	(0.39)	(0.41)
Year ended 6-30-2010	6.57	0.00	(3)	0.66	0.66	(0.01)	—	(0.01)
Year ended 6-30-2009	7.96	0.05	(3)	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Year ended 6-30-2008	8.34	0.03		0.01	0.04	(0.04)	(0.38)	(0.42)
Year ended 6-30-2007	7.69	0.03		0.86	0.89	(0.02)	(0.22)	(0.24)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	8.69	0.02	(3)	(0.35)	(0.33)	(0.03)	(0.17)	(0.20)
Year ended 6-30-2011	7.23	0.03	(3)	1.85	1.88	(0.03)	(0.39)	(0.42)
Year ended 6-30-2010	6.57	0.02	(3)	0.66	0.68	(0.02)	—	(0.02)
Year ended 6-30-2009	7.96	0.05	(3)	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Year ended 6-30-2008	8.34	0.03		0.01	0.04	(0.04)	(0.38)	(0.42)
Year ended 6-30-2007	7.69	0.03		0.87	0.90	(0.03)	(0.22)	(0.25)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.70	0.07	(3)	(0.34)	(0.27)	(0.09)	(0.17)	(0.26)
Year ended 6-30-2011	7.23	0.13	(3)	1.86	1.99	(0.13)	(0.39)	(0.52)
Year ended 6-30-2010	6.57	0.11	(3)	0.65	0.76	(0.10)	—	(0.10)
Year ended 6-30-2009	7.97	0.14	(3)	(1.30)	(1.16)	(0.15)	(0.09)	(0.24)
Year ended 6-30-2008	8.34	0.13	(3)	0.02	0.15	(0.14)	(0.38)	(0.52)
Year ended 6-30-2007	7.69	0.14		0.86	1.00	(0.13)	(0.22)	(0.35)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

64	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.17	-3.27%	$598	1.20	%(4)	1.37	%(4)	1.22	%(4)	1.35	%(4)	17%
Year ended 6-30-2011	8.70	27.65	654	1.21		1.27		1.23		1.25		32
Year ended 6-30-2010	7.23	11.25	552	1.25		1.16		1.27		1.14		68
Year ended 6-30-2009	6.57	-14.84	547	1.28		1.63		1.28		1.63		31
Year ended 6-30-2008	7.97	1.19	434	1.21		1.33		—		—		11
Year ended 6-30-2007	8.34	12.85	469	1.23		1.32		—		—		16
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	8.15	-3.93	7	2.31	(4)	0.23	(4)	2.33	(4)	0.21	(4)	17
Year ended 6-30-2011	8.68	26.25	9	2.27		0.21		2.29		0.19		32
Year ended 6-30-2010	7.22	10.07	9	2.36		0.06		2.38		0.04		68
Year ended 6-30-2009	6.57	-15.61	11	2.29		0.61		2.29		0.61		31
Year ended 6-30-2008	7.96	0.12	13	2.15		0.38		—		—		11
Year ended 6-30-2007	8.34	11.75	15	2.19		0.35		—		—		16
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	8.16	-3.75	7	2.10	(4)	0.48	(4)	2.12	(4)	0.46	(4)	17
Year ended 6-30-2011	8.69	26.37	7	2.14		0.35		2.16		0.33		32
Year ended 6-30-2010	7.23	10.31	5	2.20		0.21		2.22		0.19		68
Year ended 6-30-2009	6.57	-15.55	6	2.23		0.68		2.23		0.68		31
Year ended 6-30-2008	7.96	0.14	5	2.13		0.41		—		—		11
Year ended 6-30-2007	8.34	11.78	6	2.17		0.37		—		—		16
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.17	-3.11	3	0.89	(4)	1.73	(4)	0.91	(4)	1.71	(4)	17
Year ended 6-30-2011	8.70	28.05	6	0.90		1.59		0.92		1.57		32
Year ended 6-30-2010	7.23	11.59	5	0.92		1.49		0.94		1.47		68
Year ended 6-30-2009	6.57	-14.55	4	0.95		1.98		0.95		1.98		31
Year ended 6-30-2008	7.97	1.45	1	0.94		1.60		—		—		11
Year ended 6-30-2007	8.34	13.17	1	0.95		1.61		—		—		16

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CORE INVESTMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$6.49	$0.01	(3)	$(0.48)	$(0.47)	$(0.02)	$(0.30)	$—		$(0.32)
Year ended 6-30-2011	4.70	0.02	(3)	1.78	1.80	(0.01)	—	—		(0.01)
Year ended 6-30-2010	4.10	0.01	(3)	0.61	0.62	(0.02)	—	—	*	(0.02)
Year ended 6-30-2009	5.75	0.04	(3)	(1.64)	(1.60)	(0.03)	(0.02)	—		(0.05)
Year ended 6-30-2008	6.64	0.02		(0.13)	(0.11)	(0.04)	(0.74)	—		(0.78)
Year ended 6-30-2007	6.69	0.05		0.94	0.99	(0.05)	(0.99)	—		(1.04)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	5.92	(0.02	)(3)	(0.44)	(0.46)	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.33	(0.04	)(3)	1.63	1.59	—	—	—		—
Year ended 6-30-2010	3.80	(0.05	)(3)	0.58	0.53	—	—	—		—
Year ended 6-30-2009	5.34	(0.01	)(3)	(1.53)	(1.54)	—	— *	—		— *
Year ended 6-30-2008	6.20	(0.04	)(3)	(0.12)	(0.16)	—	(0.70)	—		(0.70)
Year ended 6-30-2007	6.33	(0.02	)(3)	0.89	0.87	(0.01)	(0.99)	—		(1.00)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	5.98	(0.01	)(3)	(0.45)	(0.46)	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.37	(0.03	)(3)	1.64	1.61	—	—	—		—
Year ended 6-30-2010	3.83	(0.04	)(3)	0.58	0.54	—	—	—		—
Year ended 6-30-2009	5.36	(0.01	)(3)	(1.52)	(1.53)	—	— *	—		— *
Year ended 6-30-2008	6.23	(0.04	)(3)	(0.12)	(0.16)	—	(0.71)	—		(0.71)
Year ended 6-30-2007	6.35	(0.01	)(3)	0.89	0.88	(0.01)	(0.99)	—		(1.00)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	6.51	0.02	(3)	(0.48)	(0.46)	(0.03)	(0.30)	—		(0.33)
Year ended 6-30-2011	4.71	0.04	(3)	1.79	1.83	(0.03)	—	—		(0.03)
Year ended 6-30-2010	4.10	0.03	(3)	0.61	0.64	(0.03)	—	—	*	(0.03)
Year ended 6-30-2009	5.75	0.06	(3)	(1.65)	(1.59)	(0.05)	(0.01)	—		(0.06)
Year ended 6-30-2008	6.64	0.05		(0.14)	(0.09)	(0.06)	(0.74)	—		(0.80)
Year ended 6-30-2007	6.69	0.06		0.95	1.01	(0.07)	(0.99)	—		(1.06)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

66	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$5.70	-7.10%	$2,664	1.12	%(4)	0.45	%(4)	1.14	%(4)	0.43	%(4)	33%
Year ended 6-30-2011	6.49	38.39	3,021	1.12		0.35		1.14		0.33		79
Year ended 6-30-2010	4.70	15.04	2,343	1.16		0.18		1.18		0.16		102
Year ended 6-30-2009	4.10	-27.78	2,197	1.19		0.89		1.21		0.87		129
Year ended 6-30-2008	5.75	-2.61	3,544	1.07		0.34		1.08		0.33		73
Year ended 6-30-2007	6.64	16.01	4,134	1.07		0.78		1.08		0.77		118
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	5.16	-7.69	18	2.39	(4)	-0.81	(4)	2.41	(4)	-0.83	(4)	33
Year ended 6-30-2011	5.92	36.72	23	2.31		-0.85		2.33		-0.87		79
Year ended 6-30-2010	4.33	13.95	24	2.37		-1.03		2.39		-1.05		102
Year ended 6-30-2009	3.80	-28.78	28	2.41		-0.35		2.43		-0.37		129
Year ended 6-30-2008	5.34	-3.58	59	2.12		-0.69		2.13		-0.70		73
Year ended 6-30-2007	6.20	14.80	81	2.13		-0.29		2.14		-0.30		118
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	5.22	-7.61	14	2.11	(4)	-0.54	(4)	2.13	(4)	-0.56	(4)	33
Year ended 6-30-2011	5.98	36.84	16	2.12		-0.64		2.14		-0.66		79
Year ended 6-30-2010	4.37	14.10	12	2.18		-0.85		2.20		-0.87		102
Year ended 6-30-2009	3.83	-28.49	11	2.26		-0.18		2.28		-0.20		129
Year ended 6-30-2008	5.36	-3.66	19	2.06		-0.64		2.07		-0.65		73
Year ended 6-30-2007	6.23	14.94	23	2.08		-0.23		2.09		-0.24		118
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	5.72	-6.94	29	0.81	(4)	0.77	(4)	0.83	(4)	0.75	(4)	33
Year ended 6-30-2011	6.51	38.91	35	0.82		0.62		0.84		0.60		79
Year ended 6-30-2010	4.71	15.48	47	0.83		0.54		0.85		0.52		102
Year ended 6-30-2009	4.10	-27.53	32	0.83		1.27		0.85		1.25		129
Year ended 6-30-2008	5.75	-2.35	42	0.80		0.62		0.81		0.61		73
Year ended 6-30-2007	6.64	16.32	55	0.79		1.06		0.80		1.05		118

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVIDEND OPPORTUNITIES FUND(1)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$15.44	$0.11	(3)	$(1.53)	$(1.42)	$(0.12)	$—	$(0.12)
Year ended 6-30-2011	11.54	0.13	(3)	3.91	4.04	(0.14)	—	(0.14)
Year ended 6-30-2010	11.07	0.12	(3)	0.47	0.59	(0.12)	—	(0.12)
Year ended 6-30-2009	16.09	0.14	(3)	(5.02)	(4.88)	(0.14)	—	(0.14)
Year ended 6-30-2008	16.79	0.11		(0.46)	(0.35)	(0.11)	(0.24)	(0.35)
Year ended 6-30-2007	14.76	0.18		2.27	2.45	(0.18)	(0.24)	(0.42)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	15.25	0.03	(3)	(1.51)	(1.48)	(0.04)	—	(0.04)
Year ended 6-30-2011	11.43	(0.02	)(3)	3.87	3.85	(0.03)	—	(0.03)
Year ended 6-30-2010	10.97	(0.01	)(3)	0.47	0.46	—	—	—
Year ended 6-30-2009	15.95	0.01	(3)	(4.97)	(4.96)	(0.02)	—	(0.02)
Year ended 6-30-2008	16.72	(0.04)		(0.46)	(0.50)	(0.03)	(0.24)	(0.27)
Year ended 6-30-2007	14.71	0.04		2.25	2.29	(0.04)	(0.24)	(0.28)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	15.29	0.04	(3)	(1.51)	(1.47)	(0.05)	—	(0.05)
Year ended 6-30-2011	11.46	0.00	(3)	3.88	3.88	(0.05)	—	(0.05)
Year ended 6-30-2010	10.99	0.01	(3)	0.47	0.48	(0.01)	—	(0.01)
Year ended 6-30-2009	15.97	0.03	(3)	(4.98)	(4.95)	(0.03)	—	(0.03)
Year ended 6-30-2008	16.73	(0.03)		(0.46)	(0.49)	(0.03)	(0.24)	(0.27)
Year ended 6-30-2007	14.71	0.05		2.26	2.31	(0.05)	(0.24)	(0.29)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	15.45	0.14	(3)	(1.53)	(1.39)	(0.15)	—	(0.15)
Year ended 6-30-2011	11.54	0.16	(3)	3.95	4.11	(0.20)	—	(0.20)
Year ended 6-30-2010	11.08	0.17	(3)	0.47	0.64	(0.18)	—	(0.18)
Year ended 6-30-2009	16.09	0.19	(3)	(5.02)	(4.83)	(0.18)	—	(0.18)
Year ended 6-30-2008	16.79	0.18		(0.47)	(0.29)	(0.17)	(0.24)	(0.41)
Year ended 6-30-2007	14.76	0.24		2.27	2.51	(0.24)	(0.24)	(0.48)

(1)	Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

68	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$13.90	-9.18%	$668	1.32	%(4)	1.57	%(4)	20%
Year ended 6-30-2011	15.44	35.15	749	1.30		0.91		40
Year ended 6-30-2010	11.54	5.28	553	1.33		0.96		50
Year ended 6-30-2009	11.07	-30.36	512	1.40		1.21		25
Year ended 6-30-2008	16.09	-2.22	667	1.25		0.67		29
Year ended 6-30-2007	16.79	16.87	559	1.25		1.18		28
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	13.73	-9.63	10	2.46	(4)	0.38	(4)	20
Year ended 6-30-2011	15.25	33.69	14	2.38		-0.16		40
Year ended 6-30-2010	11.43	4.19	13	2.40		-0.08		50
Year ended 6-30-2009	10.97	-31.06	17	2.42		0.12		25
Year ended 6-30-2008	15.95	-3.12	30	2.16		-0.21		29
Year ended 6-30-2007	16.72	15.72	31	2.19		0.25		28
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	13.77	-9.59	10	2.24	(4)	0.61	(4)	20
Year ended 6-30-2011	15.29	33.92	13	2.22		-0.01		40
Year ended 6-30-2010	11.46	4.36	11	2.24		0.06		50
Year ended 6-30-2009	10.99	-30.96	14	2.30		0.27		25
Year ended 6-30-2008	15.97	-3.03	22	2.10		-0.15		29
Year ended 6-30-2007	16.73	15.85	24	2.12		0.32		28
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	13.91	-8.99	2	0.90	(4)	2.00	(4)	20
Year ended 6-30-2011	15.45	35.77	2	0.92		1.19		40
Year ended 6-30-2010	11.54	5.63	11	0.92		1.37		50
Year ended 6-30-2009	11.08	-30.00	10	0.96		1.66		25
Year ended 6-30-2008	16.09	-1.90	13	0.91		1.05		29
Year ended 6-30-2007	16.79	17.25	15	0.92		1.52		28

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$14.38	$(0.05	)(2)	$(2.16)	$(2.21)	$—	$—	$—
Year ended 6-30-2011	9.72	(0.09	)(2)	4.75	4.66	—	—	—
Year ended 6-30-2010	8.99	(0.06	)(2)	0.79	0.73	—	—	—
Year ended 6-30-2009	17.73	(0.06	)(2)	(8.46)	(8.52)	—	(0.22)	(0.22)
Year ended 6-30-2008	12.45	(0.07)		5.35	5.28	—	—	—
Year ended 6-30-2007	10.43	(0.04)		2.06	2.02	—	—	—
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	13.59	(0.11	)(2)	(2.04)	(2.15)	—	—	—
Year ended 6-30-2011	9.29	(0.22	)(2)	4.52	4.30	—	—	—
Year ended 6-30-2010	8.68	(0.16	)(2)	0.77	0.61	—	—	—
Year ended 6-30-2009	17.32	(0.17	)(2)	(8.26)	(8.43)	—	(0.21)	(0.21)
Year ended 6-30-2008	12.28	(0.16)		5.20	5.04	—	—	—
Year ended 6-30-2007	10.39	(0.14)		2.03	1.89	—	—	—
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	13.81	(0.09	)(2)	(2.07)	(2.16)	—	—	—
Year ended 6-30-2011	9.41	(0.18	)(2)	4.58	4.40	—	—	—
Year ended 6-30-2010	8.77	(0.14	)(2)	0.78	0.64	—	—	—
Year ended 6-30-2009	17.43	(0.14	)(2)	(8.31)	(8.45)	—	(0.21)	(0.21)
Year ended 6-30-2008	12.34	(0.18)		5.27	5.09	—	—	—
Year ended 6-30-2007	10.41	(0.14)		2.07	1.93	—	—	—
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	14.71	(0.01	)(2)	(2.21)	(2.22)	—	—	—
Year ended 6-30-2011	9.89	(0.02	)(2)	4.84	4.82	—	—	—
Year ended 6-30-2010	9.09	0.01	(2)	0.79	0.80	—	—	—
Year ended 6-30-2009	17.93	0.01	(2)	(8.57)	(8.56)	—	(0.28)	(0.28)
Year ended 6-30-2008	12.53	(0.04)		5.44	5.40	—	—	—
Year ended 6-30-2007	10.44	0.00		2.09	2.09	—	—	—

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

70	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$12.17	-15.30%	$209	1.68	%(3)	-0.74	%(3)	5%
Year ended 6-30-2011	14.38	47.94	258	1.63		-0.69		26
Year ended 6-30-2010	9.72	8.12	178	1.71		-0.53		25
Year ended 6-30-2009	8.99	-47.91	162	1.82		-0.58		10
Year ended 6-30-2008	17.73	42.41	291	1.54		-0.60		12
Year ended 6-30-2007	12.45	19.37	136	1.74		-0.42		19
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	11.44	-15.82	4	2.87	(3)	-1.93	(3)	5
Year ended 6-30-2011	13.59	46.29	5	2.72		-1.78		26
Year ended 6-30-2010	9.29	7.03	5	2.79		-1.61		25
Year ended 6-30-2009	8.68	-48.50	5	2.95		-1.73		10
Year ended 6-30-2008	17.32	41.04	11	2.48		-1.53		12
Year ended 6-30-2007	12.28	18.19	6	2.72		-1.41		19
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	11.65	-15.64	4	2.50	(3)	-1.56	(3)	5
Year ended 6-30-2011	13.81	46.76	6	2.43		-1.49		26
Year ended 6-30-2010	9.41	7.30	5	2.51		-1.34		25
Year ended 6-30-2009	8.77	-48.30	5	2.66		-1.44		10
Year ended 6-30-2008	17.43	41.25	10	2.32		-1.38		12
Year ended 6-30-2007	12.34	18.54	6	2.51		-1.19		19
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	12.49	-15.09	2	1.12	(3)	-0.19	(3)	5
Year ended 6-30-2011	14.71	48.74	3	1.10		-0.16		26
Year ended 6-30-2010	9.89	8.80	2	1.12		0.07		25
Year ended 6-30-2009	9.09	-47.53	2	1.15		0.07		10
Year ended 6-30-2008	17.93	43.10	2	1.12		-0.17		12
Year ended 6-30-2007	12.53	20.02	1	1.21		0.07		19

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$10.26	$0.00	(3)	$(1.36)	$(1.36)	$(0.15)	$—	$(0.15)
Year ended 6-30-2011	7.54	0.14	(3)	2.64	2.78	(0.06)	—	(0.06)
Year ended 6-30-2010	7.12	0.06	(3)	0.45	0.51	(0.09)	—	(0.09)
Year ended 6-30-2009	10.16	0.08	(3)	(3.04)	(2.96)	(0.08)	—	(0.08)
Year ended 6-30-2008	10.38	0.07		(0.24)	(0.17)	(0.05)	—	(0.05)
Year ended 6-30-2007	8.28	0.05		2.07	2.12	(0.02)	—	(0.02)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	9.51	(0.06	)(3)	(1.27)	(1.33)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.03	0.00	(3)	2.48	2.48	—	—	—
Year ended 6-30-2010	6.65	(0.04	)(3)	0.43	0.39	(0.01)	—	(0.01)
Year ended 6-30-2009	9.50	(0.02	)(3)	(2.83)	(2.85)	—	—	—
Year ended 6-30-2008	9.77	(0.20)		(0.07)	(0.27)	—	—	—
Year ended 6-30-2007	7.86	(0.16)		2.07	1.91	—	—	—
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	9.82	(0.05	)(3)	(1.30)	(1.35)	(0.06)	—	(0.06)
Year ended 6-30-2011	7.24	0.03	(3)	2.55	2.58	—	—	—
Year ended 6-30-2010	6.85	(0.03	)(3)	0.44	0.41	(0.02)	—	(0.02)
Year ended 6-30-2009	9.75	0.00	(3)	(2.90)	(2.90)	—	—	—
Year ended 6-30-2008	10.01	(0.09)		(0.17)	(0.26)	—	—	—
Year ended 6-30-2007	8.04	(0.09)		2.06	1.97	—	—	—
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	10.29	0.02	(3)	(1.37)	(1.35)	(0.19)	—	(0.19)
Year ended 6-30-2011	7.55	0.18	(3)	2.66	2.84	(0.10)	—	(0.10)
Year ended 6-30-2010	7.13	0.11	(3)	0.44	0.55	(0.13)	—	(0.13)
Year ended 6-30-2009	10.18	0.12	(3)	(3.05)	(2.93)	(0.12)	—	(0.12)
Year ended 6-30-2008	10.40	0.12		(0.25)	(0.13)	(0.09)	—	(0.09)
Year ended 6-30-2007	8.30	0.09		2.07	2.16	(0.06)	—	(0.06)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

72	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.75	-13.25%	$426	1.49	%(4)	-0.01	%(4)	1.52	%(4)	-0.04	%(4)	16%
Year ended 6-30-2011	10.26	36.98	525	1.48		1.47		1.51		1.44		58
Year ended 6-30-2010	7.54	7.04	431	1.52		0.75		1.55		0.72		88
Year ended 6-30-2009	7.12	-29.01	448	1.59		1.13		1.62		1.10		85
Year ended 6-30-2008	10.16	-1.65	710	1.42		0.69		1.45		0.66		71
Year ended 6-30-2007	10.38	25.67	794	1.46		0.53		1.48		0.51		90
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	8.15	-13.94	3	2.94	(4)	-1.47	(4)	2.97	(4)	-1.50	(4)	16
Year ended 6-30-2011	9.51	35.28	4	2.82		0.02		2.85		-0.01		58
Year ended 6-30-2010	7.03	5.81	5	2.72		-0.56		2.75		-0.59		88
Year ended 6-30-2009	6.65	-30.00	8	2.89		-0.31		2.92		-0.34		85
Year ended 6-30-2008	9.50	-2.76	15	2.50		-0.49		2.53		-0.52		71
Year ended 6-30-2007	9.77	24.30	21	2.58		-0.63		2.60		-0.65		90
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	8.41	-13.79	2	2.54	(4)	-1.07	(4)	2.57	(4)	-1.10	(4)	16
Year ended 6-30-2011	9.82	35.64	3	2.53		0.37		2.56		0.34		58
Year ended 6-30-2010	7.24	5.97	3	2.49		-0.31		2.52		-0.34		88
Year ended 6-30-2009	6.85	-29.74	4	2.66		0.00		2.69		-0.03		85
Year ended 6-30-2008	9.75	-2.60	6	2.35		-0.31		2.38		-0.34		71
Year ended 6-30-2007	10.01	24.50	7	2.42		-0.45		2.44		-0.47		90
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.75	-13.12	38	1.05	(4)	0.46	(4)	1.08	(4)	0.43	(4)	16
Year ended 6-30-2011	10.29	37.73	62	1.06		1.88		1.09		1.85		58
Year ended 6-30-2010	7.55	7.49	46	1.06		1.30		1.09		1.27		88
Year ended 6-30-2009	7.13	-28.62	23	1.07		1.74		1.10		1.71		85
Year ended 6-30-2008	10.18	-1.31	32	1.06		1.03		1.09		1.00		71
Year ended 6-30-2007	10.40	26.14	42	1.07		0.96		1.09		0.94		90

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW CONCEPTS FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$12.27	$(0.04	)(3)	$(1.07)	$(1.11)	$—	$(1.99)	$(1.99)
Year ended 6-30-2011	8.81	(0.04	)(3)	3.91	3.87	—	(0.41)	(0.41)
Year ended 6-30-2010	6.98	(0.03	)(3)	1.86	1.83	—	—	—
Year ended 6-30-2009	10.31	(0.02	)(3)	(1.99)	(2.01)	—	(1.32)	(1.32)
Year ended 6-30-2008	12.27	(0.07)		(1.05)	(1.12)	—	(0.84)	(0.84)
Year ended 6-30-2007	10.44	(0.04)		1.87	1.83	—	—	—
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	10.37	(0.08	)(3)	(0.91)	(0.99)	—	(1.91)	(1.91)
Year ended 6-30-2011	7.48	(0.13	)(3)	3.31	3.18	—	(0.29)	(0.29)
Year ended 6-30-2010	5.99	(0.11	)(3)	1.60	1.49	—	—	—
Year ended 6-30-2009	9.21	(0.09	)(3)	(1.82)	(1.91)	—	(1.31)	(1.31)
Year ended 6-30-2008	11.16	(0.17	)(3)	(0.94)	(1.11)	—	(0.84)	(0.84)
Year ended 6-30-2007	9.60	(0.26)		1.82	1.56	—	—	—
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	10.55	(0.07	)(3)	(0.93)	(1.00)	—	(1.92)	(1.92)
Year ended 6-30-2011	7.61	(0.12	)(3)	3.36	3.24	—	(0.30)	(0.30)
Year ended 6-30-2010	6.08	(0.10	)(3)	1.63	1.53	—	—	—
Year ended 6-30-2009	9.31	(0.08	)(3)	(1.84)	(1.92)	—	(1.31)	(1.31)
Year ended 6-30-2008	11.26	(0.23)		(0.88)	(1.11)	—	(0.84)	(0.84)
Year ended 6-30-2007	9.67	(0.20)		1.79	1.59	—	—	—
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	13.01	(0.02	)(3)	(1.14)	(1.16)	—	(2.03)	(2.03)
Year ended 6-30-2011	9.33	0.00	(3)	4.15	4.15	—	(0.47)	(0.47)
Year ended 6-30-2010	7.36	0.01	(3)	1.96	1.97	—	—	—
Year ended 6-30-2009	10.78	0.02	(3)	(2.08)	(2.06)	—	(1.36)	(1.36)
Year ended 6-30-2008	12.74	0.02		(1.14)	(1.12)	—	(0.84)	(0.84)
Year ended 6-30-2007	10.80	(0.01)		1.95	1.94	—	—	—

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

74	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$9.17	-9.09%	$1,281	1.43	%(4)	-0.68	%(4)	1.45	%(4)	-0.70	%(4)	15%
Year ended 6-30-2011	12.27	44.44	1,458	1.41		-0.32		1.43		-0.34		55
Year ended 6-30-2010	8.81	26.22	1,040	1.48		-0.33		1.50		-0.35		55
Year ended 6-30-2009	6.98	-16.42	832	1.59		-0.23		1.61		-0.25		35
Year ended 6-30-2008	10.31	-9.96	1,149	1.43		-0.57		1.44		-0.58		43
Year ended 6-30-2007	12.27	17.53	1,350	1.43		-0.36		1.44		-0.37		27
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	7.47	-9.55	15	2.58	(4)	-1.83	(4)	2.60	(4)	-1.85	(4)	15
Year ended 6-30-2011	10.37	42.91	21	2.49		-1.39		2.51		-1.41		55
Year ended 6-30-2010	7.48	24.88	19	2.58		-1.43		2.60		-1.45		55
Year ended 6-30-2009	5.99	-17.48	20	2.78		-1.42		2.80		-1.44		35
Year ended 6-30-2008	9.21	-10.90	36	2.46		-1.61		2.47		-1.62		43
Year ended 6-30-2007	11.16	16.25	53	2.47		-1.40		2.48		-1.41		27
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	7.63	-9.52	11	2.38	(4)	-1.63	(4)	2.40	(4)	-1.65	(4)	15
Year ended 6-30-2011	10.55	43.01	13	2.35		-1.27		2.37		-1.29		55
Year ended 6-30-2010	7.61	25.17	9	2.44		-1.29		2.46		-1.31		55
Year ended 6-30-2009	6.08	-17.35	8	2.63		-1.27		2.65		-1.29		35
Year ended 6-30-2008	9.31	-10.79	14	2.35		-1.50		2.36		-1.51		43
Year ended 6-30-2007	11.26	16.44	18	2.35		-1.28		2.36		-1.29		27
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	9.82	-8.92	43	1.03	(4)	-0.28	(4)	1.05	(4)	-0.30	(4)	15
Year ended 6-30-2011	13.01	45.03	59	1.02		0.03		1.04		0.01		55
Year ended 6-30-2010	9.33	26.77	12	1.04		0.10		1.06		0.08		55
Year ended 6-30-2009	7.36	-15.93	11	1.05		0.31		1.07		0.29		35
Year ended 6-30-2008	10.78	-9.65	22	1.04		-0.18		1.05		-0.19		43
Year ended 6-30-2007	12.74	18.06	30	1.04		0.03		1.05		0.02		27

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	75

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$11.06	$(0.05	)(3)	$(1.27)	$(1.32)	$—	$(0.83)	$(0.83)
Year ended 6-30-2011	8.56	(0.09	)(3)	2.80	2.71	—	(0.21)	(0.21)
Year ended 6-30-2010	7.76	(0.05	)(3)	0.89	0.84	—	(0.04)	(0.04)
Year ended 6-30-2009	10.44	(0.02	)(3)	(1.86)	(1.88)	—	(0.80)	(0.80)
Year ended 6-30-2008	12.53	(0.05)		0.41	0.36	—	(2.45)	(2.45)
Year ended 6-30-2007	11.13	(0.09)		2.37	2.28	—	(0.88)	(0.88)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	9.03	(0.09	)(3)	(1.03)	(1.12)	—	(0.74)	(0.74)
Year ended 6-30-2011	7.10	(0.17	)(3)	2.31	2.14	—	(0.21)	(0.21)
Year ended 6-30-2010	6.51	(0.13	)(3)	0.76	0.63	—	(0.04)	(0.04)
Year ended 6-30-2009	8.97	(0.10	)(3)	(1.62)	(1.72)	—	(0.74)	(0.74)
Year ended 6-30-2008	11.05	(0.17)		0.40	0.23	—	(2.31)	(2.31)
Year ended 6-30-2007	10.02	(0.26)		2.17	1.91	—	(0.88)	(0.88)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	9.10	(0.08	)(3)	(1.04)	(1.12)	—	(0.75)	(0.75)
Year ended 6-30-2011	7.14	(0.16	)(3)	2.33	2.17	—	(0.21)	(0.21)
Year ended 6-30-2010	6.54	(0.12	)(3)	0.76	0.64	—	(0.04)	(0.04)
Year ended 6-30-2009	9.01	(0.09	)(3)	(1.64)	(1.73)	—	(0.74)	(0.74)
Year ended 6-30-2008	11.09	(0.14	)(3)	0.38	0.24	—	(2.32)	(2.32)
Year ended 6-30-2007	10.05	(0.19	)(3)	2.11	1.92	—	(0.88)	(0.88)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	11.92	(0.03	)(3)	(1.37)	(1.40)	—	(0.87)	(0.87)
Year ended 6-30-2011	9.18	(0.06	)(3)	3.01	2.95	—	(0.21)	(0.21)
Year ended 6-30-2010	8.29	(0.02	)(3)	0.95	0.93	—	(0.04)	(0.04)
Year ended 6-30-2009	11.06	0.01	(3)	(1.96)	(1.95)	—	(0.82)	(0.82)
Year ended 6-30-2008	13.13	(0.01	)(3)	0.43	0.42	—	(2.49)	(2.49)
Year ended 6-30-2007	11.60	(0.05	)(3)	2.46	2.41	—	(0.88)	(0.88)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

76	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.91	-11.84%	$1,926	1.37	%(4)	-0.98	%(4)	1.38	%(4)	-0.99	%(4)	20%
Year ended 6-30-2011	11.06	31.80	2,317	1.35		-0.86		1.36		-0.87		44
Year ended 6-30-2010	8.56	10.79	1,893	1.39		-0.57		1.40		-0.58		46
Year ended 6-30-2009	7.76	-16.07	1,802	1.42		-0.23		1.43		-0.24		51
Year ended 6-30-2008	10.44	1.84	2,386	1.32		-0.38		1.33		-0.39		70
Year ended 6-30-2007	12.53	21.42	2,556	1.34		-0.77		1.35		-0.78		68
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	7.17	-12.36	24	2.56	(4)	-2.17	(4)	2.57	(4)	-2.18	(4)	20
Year ended 6-30-2011	9.03	30.30	32	2.47		-1.97		2.48		-1.98		44
Year ended 6-30-2010	7.10	9.64	34	2.52		-1.69		2.53		-1.70		46
Year ended 6-30-2009	6.51	-17.08	40	2.62		-1.44		2.63		-1.45		51
Year ended 6-30-2008	8.97	0.81	63	2.38		-1.45		2.39		-1.46		70
Year ended 6-30-2007	11.05	20.05	80	2.46		-1.89		2.47		-1.90		68
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	7.23	-12.25	12	2.38	(4)	-1.99	(4)	2.39	(4)	-2.00	(4)	20
Year ended 6-30-2011	9.10	30.55	15	2.35		-1.85		2.36		-1.86		44
Year ended 6-30-2010	7.14	9.74	13	2.40		-1.58		2.41		-1.59		46
Year ended 6-30-2009	6.54	-17.08	12	2.55		-1.36		2.56		-1.37		51
Year ended 6-30-2008	9.01	0.88	15	2.34		-1.40		2.35		-1.41		70
Year ended 6-30-2007	11.09	20.08	17	2.42		-1.85		2.43		-1.86		68
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	9.65	-11.67	69	1.03	(4)	-0.64	(4)	1.04	(4)	-0.65	(4)	20
Year ended 6-30-2011	11.92	32.28	81	1.02		-0.53		1.03		-0.54		44
Year ended 6-30-2010	9.18	11.19	63	1.04		-0.22		1.05		-0.23		46
Year ended 6-30-2009	8.29	-15.72	60	1.03		0.17		1.04		0.16		51
Year ended 6-30-2008	11.06	2.21	73	1.01		-0.06		1.02		-0.07		70
Year ended 6-30-2007	13.13	21.69	60	1.01		-0.43		1.02		-0.44		68

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	77

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$17.19	$(0.09	)(3)	$(2.49)	$(2.58)	$—	$(1.43)	$—	$(1.43)
Year ended 6-30-2011	11.87	(0.16	)(3)	5.48	5.32	—	—	—	—
Year ended 6-30-2010	9.26	(0.14	)(3)	2.75	2.61	—	—	—	—
Year ended 6-30-2009	11.43	(0.12	)(3)	(2.01)	(2.13)	—	—	(0.04)	(0.04)
Year ended 6-30-2008	15.02	(0.14)		(1.52)	(1.66)	—	(1.90)	(0.03)	(1.93)
Year ended 6-30-2007	15.31	(0.14)		2.04	1.90	—	(2.19)	—	(2.19)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	15.08	(0.15	)(3)	(2.19)	(2.34)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.53	(0.27	)(3)	4.82	4.55	—	—	—	—
Year ended 6-30-2010	8.29	(0.23	)(3)	2.47	2.24	—	—	—	—
Year ended 6-30-2009	10.29	(0.20	)(3)	(1.80)	(2.00)	—	—	—	—
Year ended 6-30-2008	13.78	(0.43)		(1.18)	(1.61)	—	(1.88)	—	(1.88)
Year ended 6-30-2007	14.34	(0.34)		1.97	1.63	—	(2.19)	—	(2.19)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	15.49	(0.14	)(3)	(2.24)	(2.38)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.79	(0.25	)(3)	4.95	4.70	—	—	—	—
Year ended 6-30-2010	8.48	(0.21	)(3)	2.52	2.31	—	—	—	—
Year ended 6-30-2009	10.50	(0.18	)(3)	(1.84)	(2.02)	—	—	—	—
Year ended 6-30-2008	14.01	(0.34)		(1.29)	(1.63)	—	(1.88)	—	(1.88)
Year ended 6-30-2007	14.53	(0.36)		2.03	1.67	—	(2.19)	—	(2.19)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	18.28	(0.06	)(3)	(2.65)	(2.71)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	12.56	(0.08	)(3)	5.80	5.72	—	—	—	—
Year ended 6-30-2010	9.74	(0.08	)(3)	2.90	2.82	—	—	—	—
Year ended 6-30-2009	11.93	(0.06	)(3)	(2.09)	(2.15)	—	—	(0.04)	(0.04)
Year ended 6-30-2008	15.59	(0.10)		(1.56)	(1.66)	—	(1.93)	(0.07)	(2.00)
Year ended 6-30-2007	15.74	(0.08)		2.12	2.04	—	(2.19)	—	(2.19)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

78	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$13.18	-14.95%	$603	1.54	%(4)	-1.22	%(4)	1.56	%(4)	-1.24	%(4)	28%
Year ended 6-30-2011	17.19	44.82	734	1.52		-1.06		1.54		-1.08		65
Year ended 6-30-2010	11.87	28.19	510	1.62		-1.23		1.64		-1.25		58
Year ended 6-30-2009	9.26	-18.53	373	1.79		-1.41		1.81		-1.43		87
Year ended 6-30-2008	11.43	-12.57	498	1.55		-1.04		1.57		-1.06		85
Year ended 6-30-2007	15.02	13.73	624	1.55		-0.93		1.57		-0.95		88
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	11.31	-15.45	14	2.69	(4)	-2.37	(4)	2.71	(4)	-2.39	(4)	28
Year ended 6-30-2011	15.08	43.21	21	2.58		-2.10		2.60		-2.12		65
Year ended 6-30-2010	10.53	27.02	21	2.68		-2.28		2.70		-2.30		58
Year ended 6-30-2009	8.29	-19.44	23	2.85		-2.47		2.87		-2.49		87
Year ended 6-30-2008	10.29	-13.39	40	2.48		-1.95		2.50		-1.97		85
Year ended 6-30-2007	13.78	12.69	65	2.48		-1.86		2.50		-1.88		88
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	11.68	-15.30	10	2.36	(4)	-2.04	(4)	2.38	(4)	-2.06	(4)	28
Year ended 6-30-2011	15.49	43.56	13	2.33		-1.87		2.35		-1.89		65
Year ended 6-30-2010	10.79	27.24	11	2.45		-2.05		2.47		-2.07		58
Year ended 6-30-2009	8.48	-19.24	9	2.65		-2.27		2.67		-2.29		87
Year ended 6-30-2008	10.50	-13.30	13	2.37		-1.85		2.39		-1.87		85
Year ended 6-30-2007	14.01	12.81	19	2.39		-1.76		2.41		-1.78		88
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	14.14	-14.76	24	1.05	(4)	-0.73	(4)	1.07	(4)	-0.75	(4)	28
Year ended 6-30-2011	18.28	45.54	28	1.04		-0.53		1.06		-0.55		65
Year ended 6-30-2010	12.56	28.95	195	1.05		-0.66		1.07		-0.68		58
Year ended 6-30-2009	9.74	-17.92	145	1.06		-0.68		1.08		-0.70		87
Year ended 6-30-2008	11.93	-12.14	198	1.04		-0.53		1.06		-0.55		85
Year ended 6-30-2007	15.59	14.28	241	1.04		-0.42		1.06		-0.44		88

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	79

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$13.10	$0.00	(3)	$(0.93)	$(0.93)	$—		$—	$—	$—
Year ended 6-30-2011	9.85	0.01	(3)	3.26	3.27	(0.02)		—	—	(0.02)
Year ended 6-30-2010	9.32	0.00	(3)	0.54	0.54	—	*	—	(0.01)	(0.01)
Year ended 6-30-2009	11.65	0.00	(3)	(2.33)	(2.33)	—		—	—	—
Year ended 6-30-2008	10.99	(0.02)		0.68	0.66	—		—	—	—
Year ended 6-30-2007	9.32	(0.03)		1.70	1.67	—		—	—	—
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	11.90	(0.05	)(3)	(0.85)	(0.90)	—		—	—	—
Year ended 6-30-2011	9.01	(0.09	)(3)	2.98	2.89	—		—	—	—
Year ended 6-30-2010	8.61	(0.08	)(3)	0.48	0.40	—		—	—	—
Year ended 6-30-2009	10.86	(0.09	)(3)	(2.16)	(2.25)	—		—	—	—
Year ended 6-30-2008	10.34	(0.11	)(3)	0.63	0.52	—		—	—	—
Year ended 6-30-2007	8.85	(0.11	)(3)	1.60	1.49	—		—	—	—
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	11.87	(0.05	)(3)	(0.84)	(0.89)	—		—	—	—
Year ended 6-30-2011	8.99	(0.09	)(3)	2.97	2.88	—		—	—	—
Year ended 6-30-2010	8.58	(0.08	)(3)	0.49	0.41	—		—	—	—
Year ended 6-30-2009	10.83	(0.08	)(3)	(2.17)	(2.25)	—		—	—	—
Year ended 6-30-2008	10.30	(0.11	)(3)	0.64	0.53	—		—	—	—
Year ended 6-30-2007	8.83	(0.12	)(3)	1.59	1.47	—		—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

80	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$12.17	-7.10%	$183	1.15	%(4)	0.06	%(4)	1.16	%(4)	0.05	%(4)	23%
Year ended 6-30-2011	13.10	33.22	195	1.14		0.08		1.15		0.07		43
Year ended 6-30-2010	9.85	5.78	133	1.18		0.06		1.19		0.05		33
Year ended 6-30-2009	9.32	-20.00	111	1.32		0.00		1.33		-0.01		44
Year ended 6-30-2008	11.65	6.01	106	1.24		-0.09		—		—		27
Year ended 6-30-2007	10.99	17.92	75	1.31		-0.29		—		—		55
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	11.00	-7.56	1	2.14	(4)	-0.97	(4)	—		—		23
Year ended 6-30-2011	11.90	32.08	1	2.07		-0.83		—		—		43
Year ended 6-30-2010	9.01	4.65	2	2.11		-0.87		—		—		33
Year ended 6-30-2009	8.61	-20.72	2	2.31		-1.02		—		—		44
Year ended 6-30-2008	10.86	5.03	3	2.13		-1.01		—		—		27
Year ended 6-30-2007	10.34	16.84	4	2.22		-1.20		—		—		55
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	10.98	-7.50	3	2.07	(4)	-0.86	(4)	—		—		23
Year ended 6-30-2011	11.87	32.04	4	2.05		-0.82		—		—		43
Year ended 6-30-2010	8.99	4.78	3	2.08		-0.83		—		—		33
Year ended 6-30-2009	8.58	-20.78	3	2.25		-0.95		—		—		44
Year ended 6-30-2008	10.83	5.15	4	2.14		-1.00		—		—		27
Year ended 6-30-2007	10.30	16.65	3	2.27		-1.26		—		—		55

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	81

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$12.55	$0.07	(3)	$(1.50)	$(1.43)	$(0.11)	$—	$—		$(0.11)
Year ended 6-30-2011	9.82	0.02	(3)	2.71	2.73	—	—	—		—
Year ended 6-30-2010	8.27	0.04	(3)	1.59	1.63	(0.07)	—	(0.01)		(0.08)
Year ended 6-30-2009	11.09	0.12	(3)	(2.82)	(2.70)	(0.12)	—	—		(0.12)
Year ended 6-30-2008	14.64	0.12		(2.51)	(2.39)	(0.13)	(1.03)	—		(1.16)
Year ended 6-30-2007	12.80	0.13		2.71	2.84	(0.10)	(0.90)	—		(1.00)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	12.01	0.00	(3)	(1.43)	(1.43)	(0.02)	—	—		(0.02)
Year ended 6-30-2011	9.49	(0.11	)(3)	2.63	2.52	—	—	—		—
Year ended 6-30-2010	8.02	(0.07	)(3)	1.54	1.47	— *	—	—	*	— *
Year ended 6-30-2009	10.74	0.03	(3)	(2.72)	(2.69)	(0.03)	—	—		(0.03)
Year ended 6-30-2008	14.21	(0.04)		(2.39)	(2.43)	(0.01)	(1.03)	—		(1.04)
Year ended 6-30-2007	12.47	(0.01)		2.65	2.64	—	(0.90)	—		(0.90)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	12.13	0.02	(3)	(1.46)	(1.44)	(0.03)	—	—		(0.03)
Year ended 6-30-2011	9.57	(0.09	)(3)	2.65	2.56	—	—	—		—
Year ended 6-30-2010	8.08	(0.05	)(3)	1.55	1.50	(0.01)	—	—	*	(0.01)
Year ended 6-30-2009	10.81	0.04	(3)	(2.74)	(2.70)	(0.03)	—	—		(0.03)
Year ended 6-30-2008	14.30	(0.04)		(2.41)	(2.45)	(0.01)	(1.03)	—		(1.04)
Year ended 6-30-2007	12.55	0.00		2.65	2.65	—	(0.90)	—		(0.90)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	12.64	0.10	(3)	(1.52)	(1.42)	(0.19)	—	—		(0.19)
Year ended 6-30-2011	9.83	0.04	(3)	2.77	2.81	—	—	—		—
Year ended 6-30-2010	8.28	0.09	(3)	1.59	1.68	(0.12)	—	(0.01)		(0.13)
Year ended 6-30-2009	11.11	0.16	(3)	(2.81)	(2.65)	(0.18)	—	—		(0.18)
Year ended 6-30-2008	14.67	0.18		(2.52)	(2.34)	(0.19)	(1.03)	—		(1.22)
Year ended 6-30-2007	12.83	0.18		2.71	2.89	(0.15)	(0.90)	—		(1.05)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

82	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$11.01	-11.36%	$430	1.41	%(4)	1.27	%(4)	1.42	%(4)	1.26	%(4)	38%
Year ended 6-30-2011	12.55	27.80	474	1.37		0.16		1.38		0.15		48
Year ended 6-30-2010	9.82	19.70	324	1.43		0.36		1.44		0.35		58
Year ended 6-30-2009	8.27	-24.23	248	1.52		1.41		1.53		1.40		72
Year ended 6-30-2008	11.09	-17.35	364	1.33		0.83		1.34		0.82		52
Year ended 6-30-2007	14.64	22.82	514	1.31		0.91		1.32		0.90		38
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	10.56	-11.93	7	2.61	(4)	0.01	(4)	2.62	(4)	0.00	(4)	38
Year ended 6-30-2011	12.01	26.55	11	2.48		-0.98		2.49		-0.99		48
Year ended 6-30-2010	9.49	18.38	13	2.50		-0.68		2.51		-0.69		58
Year ended 6-30-2009	8.02	-25.03	16	2.55		0.37		2.56		0.36		72
Year ended 6-30-2008	10.74	-18.10	32	2.24		-0.09		2.25		-0.10		52
Year ended 6-30-2007	14.21	21.75	51	2.23		0.00		2.24		-0.01		38
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	10.66	-11.78	6	2.33	(4)	0.30	(4)	2.34	(4)	0.29	(4)	38
Year ended 6-30-2011	12.13	26.75	9	2.29		-0.78		2.30		-0.79		48
Year ended 6-30-2010	9.57	18.55	9	2.35		-0.55		2.36		-0.56		58
Year ended 6-30-2009	8.08	-24.94	7	2.48		0.44		2.49		0.43		72
Year ended 6-30-2008	10.81	-18.11	13	2.22		-0.07		2.23		-0.08		52
Year ended 6-30-2007	14.30	21.69	22	2.20		0.02		2.21		0.01		38
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	11.03	-11.24	3	0.94	(4)	1.74	(4)	0.95	(4)	1.73	(4)	38
Year ended 6-30-2011	12.64	28.59	3	0.92		0.34		0.93		0.33		48
Year ended 6-30-2010	9.83	20.28	26	0.93		0.87		0.94		0.86		58
Year ended 6-30-2009	8.28	-23.78	23	0.94		2.03		0.95		2.02		72
Year ended 6-30-2008	11.11	-17.04	25	0.92		1.23		0.93		1.22		52
Year ended 6-30-2007	14.67	23.28	38	0.91		1.31		0.92		1.30		38

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	83

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VANGUARD FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.57	$0.01	(3)	$(0.33)	$(0.32)	$—	$—	$—	$—
Year ended 6-30-2011	6.49	(0.01	)(3)	2.10	2.09	(0.01)	—	—	(0.01)
Year ended 6-30-2010	6.03	0.00	(3)	0.48	0.48	(0.01)	—	(0.01)	(0.02)
Year ended 6-30-2009	9.07	0.02	(3)	(2.51)	(2.49)	— *	(0.55)	—	(0.55)
Year ended 6-30-2008	9.58	(0.02)		0.51	0.49	—	(1.00)	—	(1.00)
Year ended 6-30-2007	9.54	(0.02)		0.89	0.87	—	(0.83)	—	(0.83)
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	7.28	(0.04	)(3)	(0.27)	(0.31)	—	—	—	—
Year ended 6-30-2011	5.58	(0.08	)(3)	1.78	1.70	—	—	—	—
Year ended 6-30-2010	5.23	(0.07	)(3)	0.42	0.35	—	—	—	—
Year ended 6-30-2009	8.04	(0.05	)(3)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Year ended 6-30-2008	8.63	(0.21)		0.58	0.37	—	(0.96)	—	(0.96)
Year ended 6-30-2007	8.77	(0.20)		0.89	0.69	—	(0.83)	—	(0.83)
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	7.35	(0.03	)(3)	(0.28)	(0.31)	—	—	—	—
Year ended 6-30-2011	5.63	(0.08	)(3)	1.80	1.72	—	—	—	—
Year ended 6-30-2010	5.27	(0.06	)(3)	0.42	0.36	—	—	—	—
Year ended 6-30-2009	8.08	(0.05	)(3)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Year ended 6-30-2008	8.67	(0.17)		0.54	0.37	—	(0.96)	—	(0.96)
Year ended 6-30-2007	8.80	(0.16)		0.86	0.70	—	(0.83)	—	(0.83)
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.88	0.02	(3)	(0.34)	(0.32)	—	—	—	—
Year ended 6-30-2011	6.71	0.02	(3)	2.17	2.19	(0.02)	—	—	(0.02)
Year ended 6-30-2010	6.23	0.02	(3)	0.51	0.53	(0.04)	—	(0.01)	(0.05)
Year ended 6-30-2009	9.36	0.06	(3)	(2.61)	(2.55)	(0.04)	(0.54)	—	(0.58)
Year ended 6-30-2008	9.86	0.02		0.52	0.54	—	(1.04)	—	(1.04)
Year ended 6-30-2007	9.76	0.00		0.93	0.93	—	(0.83)	—	(0.83)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

84	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2011 (unaudited)	$8.25	-3.73%	$1,208	1.22	%(4)	0.12	%(4)	1.24	%(4)	0.10	%(4)	19%
Year ended 6-30-2011	8.57	32.12	1,289	1.23		-0.09		1.25		-0.11		87
Year ended 6-30-2010	6.49	8.00	1,015	1.26		0.07		1.29		0.04		68
Year ended 6-30-2009	6.03	-26.72	997	1.29		0.34		1.32		0.31		69
Year ended 6-30-2008	9.07	3.78	1,530	1.16		-0.22		1.18		-0.24		65
Year ended 6-30-2007	9.58	9.64	1,600	1.19		-0.26		1.20		-0.27		81
Class B Shares
Six-month period ended 12-31-2011 (unaudited)	6.97	-4.26	11	2.50	(4)	-1.19	(4)	2.52	(4)	-1.21	(4)	19
Year ended 6-30-2011	7.28	30.47	14	2.43		-1.27		2.45		-1.29		87
Year ended 6-30-2010	5.58	6.69	15	2.46		-1.12		2.49		-1.15		68
Year ended 6-30-2009	5.23	-27.65	19	2.50		-0.88		2.53		-0.91		69
Year ended 6-30-2008	8.04	2.74	39	2.21		-1.28		2.23		-1.30		65
Year ended 6-30-2007	8.63	8.38	48	2.28		-1.35		2.29		-1.36		81
Class C Shares
Six-month period ended 12-31-2011 (unaudited)	7.04	-4.22	6	2.31	(4)	-0.99	(4)	2.33	(4)	-1.01	(4)	19
Year ended 6-30-2011	7.35	30.55	7	2.32		-1.17		2.34		-1.19		87
Year ended 6-30-2010	5.63	6.83	7	2.37		-1.03		2.40		-1.06		68
Year ended 6-30-2009	5.27	-27.52	8	2.42		-0.80		2.45		-0.83		69
Year ended 6-30-2008	8.08	2.73	14	2.16		-1.23		2.18		-1.25		65
Year ended 6-30-2007	8.67	8.46	17	2.22		-1.29		2.23		-1.30		81
Class Y Shares
Six-month period ended 12-31-2011 (unaudited)	8.56	-3.60	68	0.86	(4)	0.43	(4)	0.88	(4)	0.41	(4)	19
Year ended 6-30-2011	8.88	32.59	98	0.86		0.25		0.88		0.23		87
Year ended 6-30-2010	6.71	8.48	49	0.87		0.49		0.90		0.46		68
Year ended 6-30-2009	6.23	-26.47	50	0.88		0.77		0.91		0.74		69
Year ended 6-30-2008	9.36	4.08	49	0.85		0.09		0.87		0.07		65
Year ended 6-30-2007	9.86	10.06	54	0.86		0.07		0.87		0.06		81

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	85

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	DECEMBER 31, 2011 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Waddell & Reed Advisors Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund (each, a Fund) are 13 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (WRIMCO or the Manager).

Each Fund (except Tax-Managed Equity Fund, which does not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Investments Valuation. Each Fund’s investments are reported at fair value. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter (OTC) equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board of Trustees. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Precious metals are valued at the last traded spot price prior to the close of the NYSE.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. OTC options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

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Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. WRIMCO, pursuant to procedures adopted by the Board of Trustees, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board of Trustees.

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security. Transfer amounts from Level 2 to Level 1 during the period ended December 31, 2011 by Fund were as follows:

Accumulative Fund	$7,034
Asset Strategy Fund	809,182
International Growth Fund	333,784
Science and Technology Fund	147,089

These transfers were the result of fair value procedures applied to foreign securities, as described above, due to significant market movement of the S&P 500 on June 30, 2011.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of December 31, 2011, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

Securities’ values included in the Level 3 reconciliations have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

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Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale. Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion.

Interest-Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security, and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

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Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended December 31, 2011, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2006.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the custodian’s prime rate less 150 basis points. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Funds may have a concentration of risk, which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

New Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Funds’ financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Funds’ financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.700	0.650	0.600	0.550	0.550	0.550
Continental Income Fund	0.700	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.700	0.650	0.600	0.550	0.525	0.500
Dividend Opportunities Fund	0.700	0.650	0.600	0.550	0.550	0.550
Energy Fund	0.850	0.830	0.800	0.760	0.760	0.760
International Growth Fund	0.850	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.850	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.850	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.850	0.830	0.800	0.760	0.760	0.760
Tax-Managed Equity Fund	0.650	0.600	0.550	0.500	0.500	0.500
Value Fund	0.700	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.700	0.650	0.600	0.550	0.550	0.550

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Funds included in the settlement agreement until September 30, 2016:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.660%	0.640%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.690	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.650	0.640	0.600	0.550	0.525	0.500
International Growth Fund	0.820	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.830	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.830	0.830	0.800	0.760	0.760	0.760
Value Fund	0.690	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.670	0.650	0.600	0.550	0.550	0.550

Effective June 29, 2009 through September 30, 2016, the fee is payable at the following annual rates for Continental Income Fund:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Continental Income Fund	0.680%	0.650%	0.600%	0.550%	0.550%	0.550%

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Waivers of Expenses for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.5792 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

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Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended December 31, 2011, W&R received the following amounts in sales commissions and CDSCs ($ amounts rounded to thousands):

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B		Class C

Accumulative Fund	$191	$—	*	$4		$—	*	$173
Asset Strategy Fund	2,014	5		29		3		1,834
Continental Income Fund	239	1		3		—	*	238
Core Investment Fund	828	2		8		1		765
Dividend Opportunities Fund	206	2		2		—	*	194
Energy Fund	140	—	*	3		—	*	121
International Growth Fund	98	—	*	1		—	*	88
New Concepts Fund	469	1		4		1		438
Science and Technology Fund	729	1		8		1		663
Small Cap Fund	285	1		4		—	*	261
Tax-Managed Equity Fund	49	1		—	*	—	*	43
Value Fund	136	2		3		1		125
Vanguard Fund	298	1		2		—	*	276

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

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Waivers of Expenses ($ amounts rounded to thousands). During the period ended December 31, 2011, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Accumulative Fund	$209
Asset Strategy Fund	51
Continental Income Fund	63
Core Investment Fund	302
International Growth Fund	76
New Concepts Fund	101
Science and Technology Fund	101
Small Cap Fund	68
Value Fund	22
Vanguard Fund	151

For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended December 31, 2011, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Accumulative Fund	$90
Core Investment Fund	14
Tax-Managed Equity Fund	13

Any amounts due to the funds as a reimbursement but not paid as of December 31, 2011 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

3.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts rounded to thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended December 31, 2011, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Accumulative Fund	$—	$244,729	$—	$326,603
Asset Strategy Fund	—	428,119	—	673,245
Continental Income Fund	—	102,471	814	139,231
Core Investment Fund	—	907,718	—	1,037,985
Dividend Opportunities Fund	—	131,412	—	188,658
Energy Fund	—	11,629	—	27,045
International Growth Fund	—	72,887	—	127,136
New Concepts Fund	—	209,842	—	281,990
Science and Technology Fund	—	419,617	—	610,034
Small Cap Fund	—	191,301	—	235,972
Tax-Managed Equity Fund	—	42,583	—	46,294
Value Fund	—	163,449	—	161,805
Vanguard Fund	—	249,667	—	344,393

4.	FEDERAL INCOME TAX MATTERS ($ amounts rounded to thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net Unrealized appreciation
Accumulative Fund	$955,106	$220,816	$64,205	$156,611
Asset Strategy Fund	2,241,454	653,512	119,137	534,375
Continental Income Fund	484,829	131,608	2,894	128,714
Core Investment Fund	2,200,677	563,294	36,589	526,705
Dividend Opportunities Fund	565,358	141,695	17,901	123,794
Energy Fund	166,623	62,519	10,078	52,441
International Growth Fund	441,486	46,964	33,240	13,724
New Concepts Fund	1,146,245	303,494	97,744	205,750
Science and Technology Fund	1,830,530	386,708	175,542	211,166
Small Cap Fund	537,387	147,635	31,425	116,210
Tax-Managed Equity Fund	159,470	32,549	3,757	28,792
Value Fund	434,975	52,838	42,272	10,566
Vanguard Fund	996,283	309,644	10,188	299,456

92	SEMIANNUAL REPORT	2011

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended June 30, 2011 and the post-October activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Losses Deferred

Accumulative Fund	$2,012	$341	$—	$—	$—	$—
Asset Strategy Fund	30,275	32,016	—	—	—	3,950
Continental Income Fund	7,806	1,208	29,172	12,322	—	—
Core Investment Fund	6,258	4,454	—	137,447	—	—
Dividend Opportunities Fund	7,021	612	—	—	—	—
Energy Fund	—	—	—	—	—	—
International Growth Fund	4,027	8,060	—	—	—	3,343
New Concepts Fund	23,790	20,785	26,301	186,863	—	—
Science and Technology Fund	—	32,081	47,139	115,502	—	378
Small Cap Fund	—	—	—	57,320	—	—
Tax-Managed Equity Fund	291	—	—	—	—	—
Value Fund	—	1,571	—	—	—	—
Vanguard Fund	732	—	—	—	—	—

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized:

Fund	2012	2013	2014	2015	2016	2017	2018	2019

Accumulative Fund	$—	$35,772	$—	$—	$—	$—	$191,331	$—
Asset Strategy Fund	—	—	—	—	—	171,385	335,119	—
Continental Income Fund	—	—	—	—	53,512	—	—	—
Core Investment Fund	—	—	—	—	—	—	—	—
Dividend Opportunities Fund	—	—	—	—	—	3,126	86,446	—
Energy Fund	—	—	—	—	—	9,079	17,511	10,078
International Growth Fund	20,678	—	—	—	—	29,241	38,531	—
New Concepts Fund	—	—	—	—	—	—	—	—
Science and Technology Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—	—
Tax-Managed Equity Fund	—	—	—	—	—	—	2,881	—
Value Fund	—	—	—	—	—	393	13,592	—
Vanguard Fund	—	—	—	—	—	—	17,922	—

Retirement Shares was merged into Continental Income Fund as of June 29, 2009. At the time of the merger, Retirement Shares had capital loss carryovers available to offset future gains of Continental Income Fund. These carryovers are limited to $10,702 for each period ending from June 30, 2012 through 2016 plus any unused limitations from prior years.

2011	SEMIANNUAL REPORT	93

5.	CAPITAL SHARE TRANSACTIONS (All amounts rounded to thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Accumulative Fund				Asset Strategy Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,954	$36,284	12,080	$89,097	24,579	$222,239	54,395	$504,324
Class B	41	272	146	967	294	2,582	901	8,131
Class C	41	278	153	1,053	548	4,838	1,688	15,391
Class Y	31	230	71	516	4,153	41,696	2,500	23,157
Shares issued in reinvestment of distributions to shareholders:
Class A	44	323	252	1,873	3,535	30,541	3,113	28,795
Class B	—	—	—	—	19	160	22	202
Class C	—	—	—	—	28	242	26	237
Class Y	1	8	2	18	81	700	66	617
Shares redeemed:
Class A	(15,096)	(110,689)	(29,260)	(213,469)	(39,523)	(359,218)	(82,203)	(758,823)
Class B	(557)	(3,742)	(1,336)	(8,919)	(1,713)	(15,199)	(4,673)	(41,822)
Class C	(174)	(1,184)	(394)	(2,665)	(1,333)	(11,826)	(3,591)	(32,206)
Class Y	(53)	(371)	(57)	(416)	(5,047)	(46,512)	(1,588)	(14,627)
Net decrease	(10,768)	$(78,591)	(18,343)	$(131,945)	(14,379)	$(129,757)	(29,344)	$(266,624)
	Continental Income Fund				Core Investment Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,715	$38,692	9,052	$74,762	24,728	$145,825	55,028	$325,357
Class B	52	424	136	1,121	234	1,250	578	3,130
Class C	102	830	201	1,663	298	1,601	816	4,572
Class Y	52	417	84	685	684	3,999	3,963	24,831
Shares issued in reinvestment of distributions to shareholders:
Class A	2,098	16,937	4,338	35,107	24,459	137,890	985	5,865
Class B	19	153	56	456	196	1,002	—	—
Class C	20	158	35	285	143	739	—	—
Class Y	23	187	41	333	280	1,582	18	106
Shares redeemed:
Class A	(8,800)	(72,103)	(14,465)	(119,050)	(47,335)	(280,609)	(88,687)	(515,804)
Class B	(252)	(2,056)	(495)	(4,037)	(891)	(4,832)	(2,197)	(11,686)
Class C	(73)	(591)	(209)	(1,700)	(513)	(2,805)	(889)	(4,819)
Class Y	(384)	(3,067)	(43)	(359)	(1,276)	(7,632)	(8,679)	(43,162)
Net increase (decrease)	(2,428)	$(20,019)	(1,269)	$(10,734)	1,007	$(1,990)	(39,064)	$(211,610)

94	SEMIANNUAL REPORT	2011

	Dividend Opportunities Fund				Energy Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,469	$75,136	12,416	$178,329	1,444	$17,956	4,077	$54,494
Class B	27	359	84	1,189	14	158	51	641
Class C	41	553	166	2,413	20	234	101	1,356
Class Y	9	132	38	517	11	144	70	999
Shares issued in reinvestment of distributions to shareholders:
Class A	416	5,688	480	6,801	—	—	—	—
Class B	2	30	2	29	—	—	—	—
Class C	3	40	3	48	—	—	—	—
Class Y	1	17	2	22	—	—	—	—
Shares redeemed:
Class A	(6,329)	(87,413)	(12,301)	(177,703)	(2,228)	(28,053)	(4,431)	(57,145)
Class B	(207)	(2,847)	(317)	(4,479)	(66)	(786)	(168)	(2,085)
Class C	(150)	(2,058)	(310)	(4,414)	(84)	(1,014)	(185)	(2,344)
Class Y	(14)	(189)	(865)	(10,710)	(49)	(630)	(40)	(492)
Net decrease	(732)	$(10,552)	(602)	$(7,958)	(938)	$(11,991)	(525)	$(4,576)
	International Growth Fund				New Concepts Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,049	$18,661	3,971	$37,602	9,377	$100,015	21,255	$236,308
Class B	11	94	27	232	70	626	256	2,409
Class C	12	102	37	344	109	990	355	3,465
Class Y	231	2,097	963	8,699	1,782	22,077	3,549	39,995
Shares issued in reinvestment of distributions to shareholders:
Class A	814	7,085	350	3,320	24,635	225,906	4,236	47,101
Class B	1	11	—	—	425	3,173	70	667
Class C	2	13	—	—	280	2,140	38	361
Class Y	92	796	67	635	741	7,279	114	1,343
Shares redeemed:
Class A	(5,296)	(48,385)	(10,286)	(96,360)	(13,195)	(141,411)	(24,655)	(272,309)
Class B	(99)	(839)	(341)	(2,875)	(448)	(4,055)	(917)	(8,531)
Class C	(56)	(481)	(140)	(1,242)	(270)	(2,440)	(368)	(3,497)
Class Y	(2,084)	(18,304)	(1,109)	(10,530)	(2,723)	(30,991)	(410)	(5,009)
Net increase (decrease)	(4,323)	$(39,150)	(6,461)	$(60,175)	20,783	$183,309	3,523	$42,303
	Science and Technology Fund				Small Cap Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	8,724	$86,079	21,220	$223,943	3,660	$53,841	9,259	$140,946
Class B	120	964	342	2,943	45	573	168	2,197
Class C	113	940	336	2,956	44	567	178	2,497
Class Y	424	4,516	1,020	11,533	162	2,471	795	12,101
Shares issued in reinvestment of distributions to shareholders:
Class A	17,897	158,026	4,068	42,389	4,471	58,705	—	—
Class B	320	2,274	103	884	144	1,630	—	—
Class C	157	1,127	40	348	93	1,083	—	—
Class Y	592	5,650	126	1,415	158	2,225	—	—
Shares redeemed:
Class A	(19,953)	(197,815)	(36,894)	(384,214)	(5,050)	(74,585)	(9,528)	(143,388)
Class B	(713)	(5,774)	(1,622)	(13,887)	(312)	(4,049)	(842)	(10,962)
Class C	(238)	(1,976)	(497)	(4,324)	(146)	(1,942)	(301)	(4,146)
Class Y	(645)	(7,001)	(1,223)	(13,727)	(148)	(2,291)	(14,794)	(198,790)
Net increase (decrease)	6,798	$47,010	(12,981)	$(129,741)	3,121	$38,228	(15,065)	$(199,545)

2011	SEMIANNUAL REPORT	95

	Tax-Managed Equity Fund				Value Fund
	Six months ended 12-31-11		Year ended 6-30-11		Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,474	$17,955	3,599	$43,653	6,495	$71,786	13,357	$159,512
Class B	5	56	5	53	36	393	94	1,049
Class C	17	189	41	452	34	375	189	2,219
Class Y	N/A	N/A	N/A	N/A	16	174	119	1,338
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	23	283	396	4,322	—	—
Class B	—	—	—	—	1	13	—	—
Class C	—	—	—	—	2	18	—	—
Class Y	N/A	N/A	N/A	N/A	5	49	—	—
Shares redeemed:
Class A	(1,306)	(15,905)	(2,214)	(26,527)	(5,543)	(60,901)	(8,614)	(100,622)
Class B	(44)	(491)	(61)	(673)	(223)	(2,349)	(612)	(6,758)
Class C	(28)	(306)	(110)	(1,207)	(172)	(1,821)	(362)	(4,133)
Class Y	N/A	N/A	N/A	N/A	(10)	(111)	(2,506)	(25,448)
Net increase	118	$1,498	1,283	$16,034	1,037	$11,948	1,665	$27,157

	Vanguard Fund
	Six months ended 12-31-11		Year ended 6-30-11
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	12,825	$104,433	25,819	$206,699
Class B	75	517	172	1,167
Class C	75	519	288	2,037
Class Y	326	2,748	5,548	46,148
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	73	588
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	16	132
Shares redeemed:
Class A	(16,827)	(136,870)	(31,867)	(250,658)
Class B	(449)	(3,099)	(995)	(6,682)
Class C	(208)	(1,454)	(502)	(3,489)
Class Y	(3,449)	(28,551)	(1,774)	(14,820)
Net decrease	(7,632)	$(61,757)	(3,222)	$(18,878)

6.	DERIVATIVE INSTRUMENTS ($ amounts in thousands)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

96	SEMIANNUAL REPORT	2011

Futures Contracts. Each Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Agreements. Each Fund may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Collateral. A Fund may mitigate credit risk through credit support annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement, which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

Objectives and Strategies

Accumulative Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and generating additional income from written option premiums. To achieve these objectives, the Fund utilized options, both written and purchased, on individual equity securities and domestic equity indices.

2011	SEMIANNUAL REPORT	97

Asset Strategy Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures, total return swaps and option contracts, both written and purchased, on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts and option contracts, both written and purchased, to either increase or decrease exposure to a given currency. To manage event risks, the Fund utilized short futures on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Fund.

International Growth Fund. The Fund’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Fund utilized total return swaps.

New Concepts Fund. The Fund’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Fund and hedging market risk on equity securities. To achieve these objectives, the Fund utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Science and Technology Fund. The Fund’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund and on domestic equity indices.

Small Cap Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and increasing exposure to various equity sectors and markets. To achieve these objectives, the Fund utilized total return swaps, futures on domestic equity indices and options, both written and purchased, on individual equity securities owned by the Fund.

Value Fund. The Fund’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Fund utilized written options on individual equity securities.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of December 31, 2011:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Accumulative Fund	Equity			Written options at market value	$ 148
Asset Strategy Fund	Equity	Investments in unaffiliated securities at market value*	$ 1,747	Written options at market value	2,902
	Foreign currency	Investments in unaffiliated securities at market value*	6,063	Written options at market value	2,051
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	10,588
International Growth Fund	Equity			Unrealized depreciation on swap agreements	92
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	3,510
New Concepts Fund	Equity	Investments in unaffiliated securities at market value*	10	Written options at market value	237
Science and Technology Fund	Equity			Written options at market value	1,088
Small Cap Fund	Equity	Unrealized appreciation on swap agreements	15	Unrealized depreciation on futures contracts**	1,186
Value Fund	Equity			Written options at market value	329

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.
**	The fair value presented represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of December 31, 2011.

98	SEMIANNUAL REPORT	2011

Amount of realized gain (loss) on derivatives shown in the Statement of Operations for the period ended December 31, 2011:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(585)	$—	$—	$901	$—	$316
Asset Strategy Fund	Equity	(78,132)	—	(22,569)	25,043	—	(75,658)
	Foreign currency	3,932	—	—	2,816	(19,272)	(12,524)
International Growth Fund	Equity	—	(1,978)	—	—	—	(1,978)
New Concepts Fund	Equity	321	—	—	2,961	—	3,282
Science and Technology Fund	Equity	192	—	—	1,586	—	1,778
Small Cap Fund	Equity	(12)	(2,274)	(2,009)	300	—	(3,995)
Value Fund	Equity	—	—	—	1,013	—	1,013

Change in unrealized appreciation (depreciation) on derivatives shown in the Statement of Operations for the period ended December 31, 2011:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$—	$—	$—	$(247)	$—	$(247)
Asset Strategy Fund	Equity	511	—	—	384	—	895
	Foreign currency	1,171	—	—	2,503	16,999	20,673
International Growth Fund	Equity	—	397	—	—	—	397
	Foreign currency	—	—	—	—	3,510	3,510
New Concepts Fund	Equity	(215)	—	—	(28)	—	(243)
Science and Technology Fund	Equity	—	—	—	110	—	110
Small Cap Fund	Equity	—	(570)	(1,186)	—	—	(1,756)
Value Fund	Equity	—	—	—	(215)	—	(215)

During the period ended December 31, 2011, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(2)	Written options(2)
Accumulative Fund	$—	$—	$—	$—	—	89	2,715
Asset Strategy Fund	464,958	463,974	—	57,615	—	12,511	11,028
International Growth Fund	38,710	37,995	—	—	800,568	—	—
New Concepts Fund	—	—	—	—	—	1,289	5,704
Science and Technology Fund	—	—	—	—	—	489	4,572
Small Cap Fund	—	—	—	13,909	179,576	158	316
Value Fund	—	—	—	—	—	—	7,716

(1)	Average market value outstanding during the period.
(2)	Average number of contracts outstanding during the period.

7. AFFILIATED COMPANY TRANSACTIONS (All amounts rounded to thousands)

A summary of the transactions in affiliated companies during the period ended December 31, 2011 follows:

	6-30-11 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-11 Share Balance	12-31-11 Market Value
Asset Strategy Fund
Vietnam Azalea Fund Limited(1)	1,100	$—	$7,268	$(4,711)	$—	—	$—

2011	SEMIANNUAL REPORT	99

	6-30-11 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-11 Share Balance	12-31-11 Market Value
Science and Technology Fund
ACI Worldwide, Inc.(1)	3,855	$—	$—	$—	$—	3,855	$110,407
Acxiom Corporation(1)	3,147	11,373	—	—	—	4,196	51,233
Aspen Technology, Inc.(1)	9,185	—	—	—	—	9,185	159,359
ESCO Technologies Inc.	1,873	—	—	—	299	1,873	53,902
Euronet Worldwide, Inc.(1)	2,678	—	—	—	—	2,678	49,481
Photronics, Inc.(1)	3,058	—	—	—	—	3,058	18,591
Power-One, Inc.(1)	6,152	—	—	—	—	6,152	24,054
Telvent GIT, S.A.(1)	2,683	—	43,505	63,718	—	—	—

				$63,718	$299		$467,027

(1)	No dividends were paid during the preceding 12 months.

8. WRITTEN OPTION ACTIVITY ($ amounts rounded to thousands)

Transactions in written options were as follows:

Fund	Outstanding at 6-30-11	Options written	Options closed	Options exercised	Options expired	Outstanding at 12-31-11
Accumulative Fund
Number of Contracts	5,398	10,271	(8,294)	—	(6,174)	1,201
Premium Received	$477	$1,638	$(1,341)	$—	$(653)	$121
Asset Strategy Fund
Number of Contracts	—	46,005	(5,473)	(2)	(31,761)	8,769
Premium Received	$—	$45,016	$(9,442)	$(2,099)	$(25,573)	$7,902
New Concepts Fund
Number of Contracts	4,440	18,227	(4,924)	(562)	(15,249)	1,932
Premium Received	$647	$4,367	$(1,165)	$(313)	$(2,996)	$540
Science and Technology Fund
Number of Contracts	—	32,683	(11,970)	—	(2,568)	18,145
Premium Received	$—	$3,841	$(1,683)	$—	$(960)	$1,198
Small Cap Fund
Number of Contracts	—	7,262	(7,262)	—	—	—
Premium Received	$—	$500	$(500)	$—	$—	$—
Value Fund
Number of Contracts	14,120	32,287	(5,516)	(6,724)	(28,012)	6,155
Premium Received	$782	$1,480	$(350)	$(378)	$(1,324)	$210

9. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

100	SEMIANNUAL REPORT	2011

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

Waddell & Reed Advisors Funds

At its meeting on August 9 and 10, 2011, the Trust’s Board of Trustees, including all of the Disinterested Trustees, considered and approved the continuance of the existing Investment Management Agreement (“Management Agreement”) between WRIMCO and the Trust with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund. The Disinterested Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Trustees also received and considered a memorandum from their independent legal counsel regarding the Disinterested Trustees’ responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Trustees’ evaluation of the Management Agreement. In addition, the Disinterested Trustees engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request letter for information to be provided to the Trustees in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Trustees that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement (“Initial Response”). Thereafter, independent legal counsel sent to WRIMCO a supplemental request letter for certain additional information, and WRIMCO provided additional information in response to this request letter. The Trustees also received reports prepared by an independent third party, Lipper Inc. (“Lipper”), relating to each Fund’s performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the “Performance Universe”) and to the expenses of a peer group of comparable funds selected by Lipper (the “Peer Group”), respectively. Further, the Trustees received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Trustees received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, “W&R”) to each Fund. In addition, during the course of the year, W&R had provided information relevant to the Trustees’ consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Trustees considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement.

The Trustees considered WRIMCO’s research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Trustees also considered WRIMCO’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund and, as applicable, those brokers’ and dealers’ provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Trustees considered the information provided by WRIMCO regarding its compliance program and compliance matters, if any, over the past year. The Trustees also considered the favorable history, reputation, qualification and background of WRIMCO and W&R’s extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio.

The Trustees considered each Fund’s performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund’s performance was also compared to relevant market indices and to a Lipper index, as applicable. The Trustees noted the independent fee consultant’s finding that the Funds had generally strong performance for the longer-term periods reviewed.

The Trustees considered the management fees and total expenses of each Fund and also considered each Fund’s management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Trustees’ review also included consideration of each Fund’s management fees at various asset levels in relation to the management fees at those asset levels of funds within a peer group of comparable mutual funds selected by and as shown in the reports from Lipper (“Lipper Group”). They also considered each Fund’s non-management fees in relation to the non-management fees of its Peer Group, the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios. In addition, the Trustees considered, for each Fund, the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (“Similar Funds”). The Trustees also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (each of such accounts, an “Other Account”).

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Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Accumulative Fund

The Trustees considered that Waddell & Reed Advisors Accumulative Fund’s total return performance was higher than the Performance Universe median for the one-, five- and seven-year periods, lower than the Performance Universe median for the three- and ten-year periods, and lower than the Lipper index for the three-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s higher-quality securities, greater cash positions and higher weighting in large capitalization companies relative to its Performance Universe had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 8, 2011, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median but that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Other Account had advisory fees that were lower than the management fee of the Fund and that there were no Similar Funds managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Other Account to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, the difference in fees paid by the Other Account was consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Asset Strategy Fund

The Trustees considered that Waddell & Reed Advisors Asset Strategy Fund’s total return performance was higher than the Performance Universe median for the one-, five-, seven-, and ten-year periods and higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s defensive positioning had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 9, 2011, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Continental Income Fund

The Trustees considered that Waddell & Reed Advisors Continental Income Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar

102	SEMIANNUAL REPORT	2011

Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Core Investment Fund

The Trustees considered that Waddell & Reed Advisors Core Investment Fund’s total return performance was higher than the Performance Universe median and Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fees were higher for certain asset levels, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Dividend Opportunities Fund

The Trustees considered that Waddell & Reed Advisors Dividend Opportunities Fund’s total return performance was higher than the Performance Universe median for the one- and seven-year periods and higher than the Lipper index for the one-, five-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2011. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks, its overweighting and stock selection in the financial sector and its cash position had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 9, 2011, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Energy Fund

The Trustees considered that Waddell & Reed Advisors Energy Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, and five-year periods for which information was provided, since the Fund did not have a seven-year performance record as of March 31, 2011.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were equal to the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

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Waddell & Reed Advisors International Growth Fund

The Trustees considered that Waddell & Reed Advisors International Growth Fund’s total return performance was higher than the Performance Universe median for the one-, three-, five-, and seven-year periods and higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level and was lower for another asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors New Concepts Fund

The Trustees considered that Waddell & Reed Advisors New Concepts Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Science and Technology Fund

The Trustees considered that Waddell & Reed Advisors Science and Technology Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks and its cash position had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 9, 2011, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Account had advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Account to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, the difference in fees paid by the Other Account was consistent with the additional management and other services provided by WRIMCO to the Fund.

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Waddell & Reed Advisors Small Cap Fund

The Trustees considered that Waddell & Reed Advisors Small Cap Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Tax-Managed Equity Fund

The Trustees considered that Waddell & Reed Advisors Tax-Managed Equity Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that a Similar Fund had an advisory fee schedule that was the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Value Fund

The Trustees considered that Waddell & Reed Advisors Value Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Account had advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Account to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, the difference in fees paid by the Other Account was consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Vanguard Fund

The Trustees considered that Waddell & Reed Advisors Vanguard Fund’s total return performance was higher than the Performance Universe median for the seven- and ten-year periods and higher than the Lipper index for the five-, seven-, and ten-year periods. The Trustees also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks and its overweighting and stock selection in the financial sector had adversely affected the Fund’s

2011	SEMIANNUAL REPORT	105

performance over the three-year period. They further considered the year-to-date performance information through June 9, 2011, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Trustees also considered that the management fee structure of each Fund includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Trustees also considered the management fee rate reductions that became effective October 1, 2006, and remain in effect for Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Value Fund, Waddell & Reed Advisors Vanguard Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for each of these Funds on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Trustees considered specific data as to WRIMCO’s profit or loss with respect to the Fund for a recent period. The Trustees also considered WRIMCO’s methodology for determining this data. In addition, the Trustees considered the soft dollar arrangements with respect to Fund portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Trustees considered the best interests of the Fund, the reasonableness of the management fee paid to WRIMCO under the Management Agreement, and the overall fairness of the Management Agreement. The Trustees considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

•	the performance of the Fund compared with the performance of its Performance Universe and with relevant indices;

•	the Fund’s investment management fees and total expenses compared with the management fees and total expenses of its Peer Group;

•	the existence or appropriateness of breakpoints in the Fund’s management fees;

•	the Fund’s investment management fees compared with the management fees of Similar Funds or Other Accounts managed by WRIMCO (or its affiliate), as applicable;

•	the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;

•	the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and

•	the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund’s Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO’s overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

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Summary of Independent Fee Consultant Report

The Disinterested Trustees of Waddell & Reed Advisors Funds (“Advisors Funds”), Ivy Funds Variable Insurance Portfolios (“Ivy Funds VIP”) and Waddell & Reed InvestEd Portfolios (“Invested”) (collectively, and including their respective series, the “Funds”) appointed an Independent Fee Consultant (“IFC”) to manage the process by which proposed management fees paid by the Funds to Waddell & Reed Investment Management Company (“WRIMCO”) are negotiated. The IFC does not replace the Trustees in negotiating management fees and does not substitute his or her judgment for that of the Trustees about the reasonableness of the proposed fees.

The following is a summary of the Report’s discussion of the process and materials used by the Disinterested Trustees on August 10, 2011 in connection with the renewal of each Fund’s investment management agreement with WRIMCO, related materials and the IFC’s findings.

Analysis of the Process

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Trustees go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds’ respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors to Funds within Ivy Funds VIP. The Report stated that the IFC participated throughout the contract renewal process.

Analysis of Materials

The Disinterested Trustees received and considered informational materials that were prepared by WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (“WRSCO”) (collectively, “Waddell”) and The Lipper Company (“Lipper”) in response to the data requested by the Disinterested Trustees through each Fund’s Compliance & Governance Committee and K&L Gates LLP, counsel to the Funds and the Disinterested Trustees. The IFC used these materials and other information received by the Disinterested Trustees throughout the year to analyze trends and comparative information about the six factors discussed below.

(1) Nature and Quality of Services

The Report stated that the IFC’s experience is that mutual fund trustees should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes). Accordingly, the Report concentrated on the Lipper 3-year performance data.

The Report stated that, overall, the Funds reflect strong comparative performance in the 3-, 5-, 7- and 10-year periods ended March 31, 2011. The 5- and 7-year performance has almost 80% of the Funds in the first two quartiles of their performance universes. The 3-year performance has 66% of the Funds in the first two quartiles. The Report noted that 1-year performance for the period ended March 31, 2011, has 77% of the Funds in the first two quartiles compared to 30% for the one-year period ended March 31, 2010.1

(2) Management Fees

The Report noted that the IFC reviewed how actual management fees for each of the Funds have changed in ranking from 2010 to 2011. With respect to the Funds within Advisors Funds, the Report stated that, in aggregate, 55% of the Funds within Advisors Funds have management fees above their peer group median a slight improvement over the 2010 median of 56%. The change in actual management fees, by Fund, range from a 2.3 basis point reduction to a 1.5 basis point increase. With respect to the Funds within Ivy Funds VIP, the Report stated that, in aggregate, 58% of the Funds (excluding the Pathfinder Portfolios) have management fees above their peer group median and noted that the average ranking of 59% had increased slightly from last year. With respect to the Funds within InvestEd, the Report noted that the percentile ranking was the highest possible because there are no management fees charged to these Funds.

The Report noted that, with the exception of the Ivy Funds VIP Energy Portfolio and Pathfinder Portfolios, all of the Advisors Funds and Ivy Funds VIP realized a reduction in total expense ratios between 2010 and 2011. The Report also noted that certain Funds have higher total expenses than the peer groups and that this is often caused by non-management fees. The Report commented that Waddell’s business model tends to result in higher non-management expenses. This business model targets the small- to mid-level investor population, an approach that has resulted in many smaller accounts relative to the general mutual fund industry.

(3) Possible Economies of Scale

The Report noted that all Funds except the money market Funds already have breakpoints in place that appear adequate in providing economies of scale.

[1]	The Report noted that the 2010 one-year performance is reflected in lower 3-year rankings for the current year.

2011	SEMIANNUAL REPORT	107

(4) Management Fees for Other Clients

The Report noted that Advisors Funds and Ivy Funds VIP have Funds with similar investment strategies and, in general, these corresponding Funds have comparable contractual management fees. The Report stated that actual management fee variances can be explained by the larger average asset size of particular Funds within Advisors Funds, causing some of these Funds to reach breakpoints and reductions in management fees, or the fact that certain Funds have fee waivers. The Report further noted that the Funds within Advisors Funds or Ivy Funds VIP that correspond to funds within Ivy Funds having similar investment strategies also have comparable contractual management fees considering comparable asset levels and breakpoints.

The Report noted that WRIMCO manages money for different types of clients besides mutual funds. These include corporate and municipal pension funds and investment pools for wealthy individuals (collectively, “separate accounts”). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Funds within Advisors Funds and Ivy Funds VIP. In most cases, the data provided by WRIMCO show that net management fees for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to, among other factors, the different type of responsibilities borne by WRIMCO as a mutual fund manager and as a separate account manager. The IFC found these differences reasonable.

(5) and (6) WRIMCO Costs and Profitability

The Report noted that the disinterested trustees of mutual funds generally are required to consider the cost and profitability of the fund’s advisory contract to the adviser. WRIMCO provided an analysis of the profitability of each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested trustees often review the overall profitability of their funds to the funds’ investment advisers. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell’s parent company and other public companies in the investment business. The Report found that this analysis places Waddell’s parent company near the median of its Lipper peers.

***

The Report concluded that the IFC monitored the contract renewal process, reviewed the materials, and reached the following conclusions: (1) the contract renewal process conducted under the supervision of the Disinterested Trustees has been careful, deliberate, and conscientious; (2) the materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Trustees and the Funds’ Boards of Trustees; and (3) the discussion which took place leading up to and at the meetings of the Disinterested Trustees and the Funds’ Boards of Trustees was substantive and conducted in accordance with the best interests of the shareholders of the Funds.

108	SEMIANNUAL REPORT	2011

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2011	SEMIANNUAL REPORT	109

This page is for your notes and calculations.

110	SEMIANNUAL REPORT	2011

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2011	SEMIANNUAL REPORT	111

SEMIANN-WRA-EQ (12-11)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 5, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: March 5, 2012